UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2017

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Bond Debenture Portfolio

For the six-month period ended June 30, 2017

1	A Letter to Shareholders
2	Information About Your Fund’s Expenses and Holdings Presented by Sector
4	Schedule of Investments
42	Statement of Assets and Liabilities
43	Statement of Operations
44	Statements of Changes in Net Assets
46	Financial Highlights
48	Notes to Financial Statements
61	Supplemental Information to Shareholders

Lord Abbett Series Fund — Bond Debenture Portfolio
Semiannual Report

For the six-month period ended June 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Bond Debenture Portfolio for the six-month period ended June 30, 2017. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/17 – 6/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/17 -
	1/1/17	6/30/17	6/30/17
Class VC
Actual	$1,000.00	$1,047.70	$4.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2017

Sector*	%**
Asset Backed	2.55%
Automotive	1.27%
Banking	7.90%
Basic Industry	11.59%
Capital Goods	2.80%
Commercial Mortgage Backed	0.13%
Consumer Discretionary	0.26%
Consumer Goods	4.45%
Consumer Staples	0.26%
Energy	10.70%
Financial Services	3.69%
Foreign Government	4.20%
Healthcare	8.54%
Insurance	1.91%
Sector*	%**
Leisure	4.97%
Media	5.35%
Municipal	2.29%
Real Estate	1.15%
Retail	5.35%
Services	3.57%
Technology & Electronics	6.62%
Telecommunications	3.31%
Transportation	2.80%
U.S. Government	0.13%
Utility	4.08%
Repurchase Agreement	0.13%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 100.04%

ASSET-BACKED SECURITIES 1.57%

Automobiles 0.11%
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	$979	$969,224
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	277	276,495
Total					1,245,719

Other 1.46%
ALM XIX Ltd. 2016-19A C†	5.508%	#	7/15/2028	462	469,984
ALM XVIII Ltd. 2016-18A C†	5.508%	#	7/15/2027	500	507,861
Anchorage Capital CLO 7 Ltd. 2015-7A D†	4.808%	#	10/15/2027	400	400,827
Anchorage Capital CLO 8 Ltd. 2016-8A D†	5.372%	#	7/28/2028	250	252,771
Anchorage Capital CLO 9 Ltd. 2016-9A D†	4.951%	#	1/15/2029	900	912,854
Anchorage Capital CLO Ltd. 2013-1A C†	4.655%	#	7/13/2025	250	250,371
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	417	418,062
BlueMountain CLO Ltd. 2016-1A D†	5.956%	#	4/20/2027	500	504,462
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	1,062	1,060,678
Guggenheim 5180-2 CLO LP 2015-1A A2B†	3.739%	#	11/25/2027	2,500	2,511,631
JFIN CLO II Ltd. 2015-2A B1†	3.558%	#	10/19/2026	1,500	1,503,289
KKR Financial CLO Ltd. 2013-2A C†	4.903%	#	1/23/2026	500	503,022
Leaf Receivables Funding 11 LLC 2016-1 A3†	2.05%		6/15/2019	492	492,220
Leaf Receivables Funding 11 LLC 2016-1 A4†	2.49%		4/15/2022	634	635,240
Regatta III Funding Ltd. 2014-1A CR†	Zero Coupon		4/15/2026	400	399,571
Regatta IV Funding Ltd. 2014-1A DR†(a)	4.614%	#	7/25/2026	1,300	1,300,000
Sonic Capital LLC 2016-1A A2†	4.472%		5/20/2046	537	537,235
Sound Point CLO XI Ltd. 2016-1A D†	5.806%	#	7/20/2028	2,000	2,008,590
Voya CLO Ltd. 2016-2A C†	5.408%	#	7/19/2028	750	757,265
Westcott Park CLO Ltd. 2016-1A D†	5.506%	#	7/20/2028	850	865,121
Total					16,291,054
Total Asset-Backed Securities (cost $17,169,145)					17,536,773

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Shares (000)	Fair Value
COMMON STOCKS 13.70%

Air Transportation 0.20%
Azul SA ADR*	55	$1,160,454
Hawaiian Holdings, Inc.*	24	1,121,260
Total		2,281,714

Auto Parts & Equipment 0.15%
Chassix Holdings, Inc.	59	1,685,135

Banking 0.21%
Danske Bank A/S(c)	DKK 31	1,203,855
UniCredit SpA*(c)	EUR 63	1,178,096
Total		2,381,951

Beverages 0.67%
Becle SAB de CV*(c)	MXN 704	1,199,822
Brown-Forman Corp. Class B	22	1,053,940
Constellation Brands, Inc. Class A	6	1,201,126
Davide Campari-Milano SpA(c)	EUR 84	593,363
Monster Beverage Corp.*	23	1,117,800
Remy Cointreau SA(c)	EUR 20	2,284,778
Total		7,450,829

Building & Construction 0.11%
KB Home	52	1,241,814

Building Materials 0.20%
Fortune Brands Home & Security, Inc.	18	1,141,700
Summit Materials, Inc. Class A*	40	1,142,992
Total		2,284,692

Cable & Satellite Television 0.10%
Charter Communications, Inc. Class A*	3	1,145,627

Chemicals 0.20%
Platform Specialty Products Corp.*	85	1,078,510
Versum Materials, Inc.	35	1,122,225
Total		2,200,735

Discount Stores 0.10%
Wal-Mart Stores, Inc.	14	1,096,225

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Shares (000)		Fair Value
Diversified Capital Goods 0.26%
Illinois Tool Works, Inc.	8		$1,103,025
Rockwell Automation, Inc.	11		1,764,878
Total			2,867,903

Electric: Integrated 0.75%
CMS Energy Corp.	50		2,302,464
El Paso Electric Co.	31		1,621,725
IDACORP, Inc.	20		1,669,787
PNM Resources, Inc.	29		1,108,141
Portland General Electric Co.	36		1,655,623
Total			8,357,740

Electronics 0.42%
Cognex Corp.	8		691,256
Keyence Corp.(c)	JPY 2		1,074,754
Trimble, Inc.*	37		1,318,506
Universal Display Corp.	14		1,567,301
Total			4,651,817

Energy: Exploration & Production 0.35%
Bonanza Creek Energy, Inc.*	32		1,021,221
Chaparral Energy, Inc.*	59		1,302,648
Chaparral Energy, Inc.	12		273,920
Diamondback Energy, Inc.*	12		1,095,649
Peabody Energy Corp.	—	(d)	9,968
Templar Energy LLC Class A Units	46		220,697
Total			3,924,103

Food & Drug Retailers 0.07%
Cia Brasileira de Distribuicao ADR*	42		824,013

Food: Wholesale 0.10%
Hershey Co. (The)	10		1,110,313

Forestry/Paper 0.22%
Louisiana-Pacific Corp.*	50		1,210,949
Potlatch Corp.	27		1,225,400
Total			2,436,349

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Shares (000)	Fair Value
Gaming 0.41%
Penn National Gaming, Inc.*	79	$1,689,551
Scientific Games Corp. Class A*	49	1,265,850
Wynn Resorts Ltd.	12	1,647,128
Total		4,602,529

Hotels 0.30%
Choice Hotels International, Inc.	18	1,144,292
Marriott International, Inc. Class A	11	1,075,424
Wyndham Worldwide Corp.	12	1,159,735
Total		3,379,451

Integrated Energy 0.11%
First Solar, Inc.*	30	1,187,587

Investments & Miscellaneous Financial Services 0.32%
BlackRock, Inc.	3	1,154,869
MarketAxess Holdings, Inc.	6	1,166,380
TransUnion*	28	1,204,018
Total		3,525,267

Machinery 0.25%
Nabtesco Corp.(c)	JPY 19	548,497
Nordson Corp.	10	1,199,612
Toro Co. (The)	15	1,067,967
Total		2,816,076

Managed Care 0.16%
WellCare Health Plans, Inc.*	10	1,772,257

Media: Content 0.20%
Netflix, Inc.*	15	2,206,935

Medical Products 0.88%
ABIOMED, Inc.*	4	616,190
Align Technology, Inc.*	8	1,170,786
Baxter International, Inc.	20	1,207,773
Charles River Laboratories International, Inc.*	12	1,177,083
Hill-Rom Holdings, Inc.	15	1,225,994
Intuitive Surgical, Inc.*	2	1,691,149
Mettler-Toledo International, Inc.*	2	1,088,799
Penumbra, Inc.*	19	1,711,037
Total		9,888,811

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Shares (000)	Fair Value
Metals/Mining (Excluding Steel) 0.16%
Century Aluminum Co.*	110	$1,714,081
Mirabela Nickel Ltd.*(c)	AUD 2,560	19,678
Peabody Energy Corp.	1	24,737
Total		1,758,496

Monoline Insurance 0.11%
FNF Group	28	1,261,606

Non-Electric Utilities 0.26%
Aqua America, Inc.	51	1,691,640
Cia de Saneamento Basico do Estado de Sao Paulo ADR	122	1,162,839
Total		2,854,479

Packaging 0.10%
Silgan Holdings, Inc.	36	1,145,288

Personal & Household Products 0.69%
Brunswick Corp.	20	1,272,603
Clorox Co. (The)	8	1,120,282
Hasbro, Inc.	17	1,877,494
L’Oreal SA(c)	EUR 5	1,104,139
LVMH Moet Hennessy Louis Vuitton SE(c)	EUR 5	1,281,313
Pool Corp.	9	1,069,417
Total		7,725,248

Pharmaceuticals 0.74%
Blueprint Medicines Corp.*	34	1,729,924
Exelixis, Inc.*	52	1,280,046
Incyte Corp.*	13	1,577,652
Loxo Oncology, Inc.*	16	1,268,686
Regeneron Pharmaceuticals, Inc.*	2	1,180,701
Vertex Pharmaceuticals, Inc.*	9	1,204,290
Total		8,241,299

Printing & Publishing 0.10%
S&P Global, Inc.	8	1,143,978

Property & Casualty 0.21%
Allstate Corp. (The)	13	1,176,252
Progressive Corp. (The)	28	1,221,293
Total		2,397,545

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Shares (000)	Fair Value
Real Estate Development & Management 0.08%
Realogy Holdings Corp.	27	$871,282

Real Estate Investment Trusts 0.25%
Colony Starwood Homes	32	1,111,644
CoreSite Realty Corp.	16	1,650,993
Total		2,762,637

Recreation & Travel 0.30%
Royal Caribbean Cruises Ltd.	10	1,134,572
Six Flags Entertainment Corp.	19	1,148,566
Vail Resorts, Inc.	6	1,119,824
Total		3,402,962

Restaurants 0.60%
Chipotle Mexican Grill, Inc.*	2	1,008,210
Dave & Buster’s Entertainment, Inc.*	17	1,115,373
Shake Shack, Inc. Class A*	46	1,599,073
Starbucks Corp.	19	1,091,680
Yum China Holdings, Inc.*	48	1,905,928
Total		6,720,264

Software/Services 1.16%
Arista Networks, Inc.*	7	1,067,254
Atlassian Corp. plc Class A (Australia)*(b)	32	1,138,214
Blackbaud, Inc.	13	1,149,050
Global Payments, Inc.	12	1,120,781
InterXion Holding NV (Netherlands)*(b)	25	1,159,470
Mastercard, Inc. Class A	10	1,182,558
MercadoLibre, Inc. (Argentina)(b)	4	1,061,975
MSCI, Inc.	11	1,155,548
PayPal Holdings, Inc.*	21	1,105,602
Shopify, Inc. Class A (Canada)*(b)	7	572,063
Tableau Software, Inc. Class A*	18	1,124,304
Veeva Systems, Inc. Class A*	18	1,116,455
Total		12,953,274

Specialty Retail 0.69%
Cie Financiere Richemont SA(c)	CHF 14	1,150,439
Kering(c)	EUR 4	1,379,726
Maisons du Monde SA†*(c)	EUR 16	609,250
Moncler SpA(c)	EUR 73	1,708,548

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Shares (000)	Fair Value
Specialty Retail (continued)
Sally Beauty Holdings, Inc.*	29	$585,225
Wayfair, Inc. Class A*	30	2,289,410
Total		7,722,598

Steel Producers/Products 0.07%
BlueScope Steel Ltd.(c)	AUD 82	837,172

Support: Services 0.59%
Adtalem Global Education, Inc.	29	1,105,180
Bright Horizons Family Solutions, Inc.*	15	1,142,708
Laureate Education, Inc. Class A*	37	643,351
Sotheby’s*	23	1,224,159
Total System Services, Inc.	19	1,123,992
Triton International Ltd.	40	1,324,324
Total		6,563,714

Technology Hardware & Equipment 0.14%
3D Systems Corp.*	26	485,826
Corning, Inc.	38	1,131,833
Total		1,617,659

Telecommunications: Satellite 0.10%
Altice USA, Inc.*	36	1,146,650

Telecommunications: Wireless 0.19%
American Tower Corp.	16	2,082,717

Theaters & Entertainment 0.12%
Live Nation Entertainment, Inc.*	39	1,366,817

Transportation: Infrastructure/Services 0.20%
AP Moller - Maersk A/S Class B(c)	DKK 1	1,216,440
Hapag-Lloyd AG†*(c)	EUR 34	978,670
Total		2,195,110

Trucking & Delivery 0.10%
Old Dominion Freight Line, Inc.	12	1,154,880
Total Common Stocks (cost $137,925,203)		153,245,548

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 0.42%

Automakers 0.10%
Tesla, Inc.	2.375%	3/15/2022	$879	$1,106,441

Recreation & Travel 0.11%
Ctrip.com International Ltd. (China)(b)	1.99%	7/1/2025	1,000	1,223,125

Software/Services 0.21%
Take-Two Interactive Software, Inc.	1.00%	7/1/2018	329	1,120,245
Zillow Group, Inc.†	2.00%	12/1/2021	1,044	1,222,133
Total				2,342,378
Total Convertible Bonds (cost $4,337,429)				4,671,944

	Dividend		Shares
	Rate		(000)

CONVERTIBLE PREFERRED STOCKS 0.60%

Building & Construction 0.10%
William Lyon Homes Unit	Zero Coupon		10	1,159,536

Electric: Integrated 0.15%
Black Hills Corp. Unit*	Zero Coupon		23	1,674,061

Personal & Household Products 0.17%
Stanley Black & Decker, Inc.	5.375%		17	1,854,268

Real Estate Investment Trusts 0.05%
American Tower Corp.	5.50%		5	569,781

Software/Services 0.13%
Mandatory Exchangeable Trust†	5.75%		9	1,455,462
Total Convertible Preferred Stocks (cost $5,978,730)				6,713,108

	Interest Rate		Principal Amount (000)

FLOATING RATE LOANS(e) 2.63%

Auto Parts & Equipment 0.23%
Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	$682	688,830
Intrawest Resorts Holdings, Inc.	— (f)	6/28/2024	1,862	1,866,655
Total				2,555,485

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.14%
Zodiac Pool Solutions LLC Term Loan	5.296%	12/20/2023	$1,521	$1,536,578

Electric: Generation 0.35%
Lightstone Holdco LLC Refinanced Term Loan B	5.726%	1/30/2024	2,581	2,520,485
Lightstone Holdco LLC Refinanced Term Loan C	5.726%	1/30/2024	161	157,231
Longview Power LLC Advance Term Loan B	7.23%	4/13/2021	1,021	727,594
Moxie Liberty LLC Advance Construction Term Loan B1	7.796%	8/21/2020	549	508,746
Total				3,914,056

Energy: Exploration & Production 0.36%
California Resources Corp. Term Loan	4.226%	9/24/2019	774	747,081
California Resources Corp. Term Loan	11.534%	12/31/2021	980	1,038,800
Chief Exploration & Development LLC 2nd Lien Term Loan	7.932%	5/16/2021	1,111	1,074,893
Jonah Energy LLC 2nd Lien Initial Term Loan	7.726%	5/12/2021	1,190	1,139,925
Total				4,000,699

Gaming 0.32%
Amaya Holdings B.V. 1st Lien
Initial Term Loan B3 (Netherlands)(b)	4.796%	8/1/2021	1,112	1,114,809
Cowlitz Tribal Gaming Authority Term Loan B	11.796%	12/6/2021	2,210	2,475,200
Total				3,590,009

Health Facilities 0.10%
Surgery Partners, LLC Term Loan B	– (f)	6/20/2024	1,119	1,124,601

Health Services 0.10%
Genoa, a QoL Healthcare Co., LLC
1st Lien initial Term Loan	4.976%	10/30/2023	1,101	1,107,247

Investments & Miscellaneous Financial Services 0.09%
Russell Investments US Institutional Holdco, Inc.
Initial Term Loan	– (f)	6/1/2023	333	338,573
VFH Parent LLC Initial Term Loan	– (f)	12/30/2021	650	655,687
Total				994,260

Media: Diversified 0.11%
UFC Holdings, LLC 2nd Lien Term Loan	8.716%	8/18/2024	1,231	1,258,698

Metals/Mining (Excluding Steel) 0.06%
Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.226%	1/17/2020	650	654,063

Personal & Household Products 0.18%
Britax US Holdings, Inc. Initial Dollar Term Loan	4.796%	10/15/2020	2,408	2,049,405

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Development & Management 0.10%
Capital Automotive L.P. 2nd Lien Initial Tranche Term Loan B	7.22%	3/24/2025		$1,059	$1,078,856

Recreation & Travel 0.03%
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	8.004%	7/29/2022		314	316,271

Software/Services 0.08%
Misys Ltd 2nd Lien Dollar Term Loan	8.459%	6/13/2025		915	934,361

Specialty Retail 0.24%
Container Store, Inc. (The) Facility Term Loan	4.546%	4/6/2019		1,186	1,145,617
PetSmart, Inc. Tranche B2 Term Loan	4.22%	3/11/2022		1,717	1,603,008
Total					2,748,625

Support: Services 0.14%
Monitronics International Inc. Term Loan B2	6.796%	9/30/2022		1,205	1,217,823
Pike Corp. 1st Lien Initial Term Loan	4.98%	3/8/2024		329	333,907
Total					1,551,730
Total Floating Rate Loans (cost $28,639,429)					29,414,944

FOREIGN BONDS(c) 0.24%

France 0.14%
CMA CGM SA†	7.75%	1/15/2021	EUR	1,297	1,548,948

Netherlands 0.10%
Hema Bondco I BV†	6.25%	6/15/2019	EUR	975	1,117,730
Total Foreign Bonds (cost $2,509,153)					2,666,678

FOREIGN GOVERNMENT OBLIGATIONS 4.65%

Argentina 1.01%
City of Buenos Aires†(b)	7.50%	6/1/2027		$1,275	1,373,978
City of Buenos Aires†(b)	8.95%	2/19/2021		925	1,033,688
Province of Santa Fe†(b)	6.90%	11/1/2027		1,094	1,093,092
Provincia de Buenos Aires†(b)	6.50%	2/15/2023		1,493	1,528,085
Provincia de Mendoza†(b)	8.375%	5/19/2024		1,346	1,438,834
Provincia of Neuquen†(b)	7.50%	4/27/2025		420	431,550
Provincia of Neuquen†(b)	8.625%	5/12/2028		1,117	1,256,346
Republic of Argentina(b)	6.875%	1/26/2027		1,341	1,389,946
Republic of Argentina(b)	7.50%	4/22/2026		1,618	1,743,395
Total					11,288,914

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Australia 0.42%
Australian Government(c)	4.25%	4/21/2026	AUD	3,084	$2,684,841
Queensland Treasury Corp.†(c)	4.00%	6/21/2019	AUD	2,500	1,996,630
Total					4,681,471

Bahamas 0.10%
Commonwealth of Bahamas†(b)	5.75%	1/16/2024		$1,100	1,152,250

Bermuda 0.24%
Government of Bermuda†	4.138%	1/3/2023		1,350	1,414,125
Government of Bermuda†	4.854%	2/6/2024		1,175	1,275,850
Total					2,689,975

Brazil 0.14%
Federal Republic of Brazil†(b)	5.333%	2/15/2028		1,550	1,515,125

Canada 0.36%
Province of British Columbia Canada(c)	2.85%	6/18/2025	CAD	5,000	4,024,715

Cayman Islands 0.04%
Cayman Islands Government†	5.95%	11/24/2019		$425	463,250

Chile 0.08%
Republic of Chile(b)	3.86%	6/21/2047		910	913,981

Ethiopia 0.12%
Republic of Ethiopia†(b)	6.625%	12/11/2024		1,315	1,306,814

Ghana 0.20%
Republic of Ghana†(b)	9.25%	9/15/2022		2,050	2,215,581

Greece 0.16%
Hellenic Republic†(c)	4.75%	4/17/2019	EUR	1,500	1,744,417

Honduras 0.18%
Honduras Government†(b)	6.25%	1/19/2027		$2,000	2,075,000

Ivory Coast 0.03%
Ivory Coast†(c)	5.125%	6/15/2025	EUR	316	365,640

Jamaica 0.39%
Government of Jamaica(b)	6.75%	4/28/2028		$1,500	1,702,500
Government of Jamaica(b)	7.625%	7/9/2025		1,150	1,346,225
Government of Jamaica(b)	8.00%	3/15/2039		1,110	1,315,350
Total					4,364,075

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Nigeria 0.11%
Republic of Nigeria†(b)	7.875%	2/16/2032		$1,100	$1,196,294

Qatar 0.14%
State of Qatar†(b)	4.625%	6/2/2046		1,500	1,520,706

Senegal 0.15%
Republic of Senegal†(b)	6.25%	5/23/2033		1,661	1,690,089

South Africa 0.26%
Republic of South Africa(c)	7.00%	2/28/2031	ZAR	46,804	2,932,526

Sri Lanka 0.20%
Republic of Sri Lanka†(b)	6.20%	5/11/2027		$1,059	1,059,961
Republic of Sri Lanka†(b)	6.825%	7/18/2026		1,150	1,214,314
Total					2,274,275

United Arab Emirates 0.11%
Abu Dhabi Government International†(b)	3.125%	5/3/2026		1,255	1,273,637

Zambia 0.21%
Republic of Zambia†(b)	8.97%	7/30/2027		2,166	2,312,638
Total Foreign Government Obligations (cost $49,702,412)					52,001,373

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 2.39%
Federal National Mortgage Assoc.(g) (cost $26,812,297)	3.50%	TBA		26,000	26,697,944

HIGH YIELD CORPORATE BONDS 70.73%

Advertising 0.31%
Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022		1,579	1,630,633
Lamar Media Corp.	5.75%	2/1/2026		566	611,988
Southern Graphics, Inc.†	8.375%	10/15/2020		1,200	1,227,000
Total					3,469,621

Aerospace/Defense 0.20%
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021		1,050	1,089,375
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025		1,048	1,127,910
Total					2,217,285

Air Transportation 0.44%
Air Canada (Canada)†(b)	7.75%	4/15/2021		1,140	1,311,000
Air Canada 2015-2 Class A Pass-Through Trust (Canada)†(b)	4.125%	6/15/2029		839	877,788

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Air Transportation (continued)
American Airlines 2017-1B Class B Pass-Through Trust	4.95%	8/15/2026		$500	$516,250
Latam Finance Ltd.†	6.875%	4/11/2024		2,186	2,228,955
Total					4,933,993

Auto Parts & Equipment 0.67%
Allison Transmission, Inc.†	5.00%	10/1/2024		1,250	1,284,375
American Axle & Manufacturing, Inc.†	6.25%	4/1/2025		968	946,220
American Axle & Manufacturing, Inc.†	6.50%	4/1/2027		1,668	1,626,300
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		1,617	1,629,127
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018		686	669,708
TI Group Automotive Systems LLC (United Kingdom)†(b)	8.75%	7/15/2023		1,250	1,328,125
Total					7,483,855

Automakers 0.15%
BMW US Capital LLC†	2.80%	4/11/2026		1,699	1,654,714

Banking 8.29%
ABN AMRO Bank NV (Netherlands)†(b)	4.75%	7/28/2025		2,600	2,746,227
Akbank TAS (Turkey)†(b)	7.20%#	3/16/2027		1,100	1,144,605
American Express Credit Corp.	3.30%	5/3/2027		1,891	1,887,679
ANZ New Zealand Int’l Ltd. (United Kingdom)†(b)	2.125%	7/28/2021		1,510	1,485,792
Associated Banc-Corp.	4.25%	1/15/2025		1,000	1,021,603
Astoria Financial Corp.	3.50%	6/8/2020		1,393	1,401,426
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(b)	6.75%#	–	(h)	1,415	1,567,149
Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	9.00%#	–	(h)	1,000	1,047,494
Banco de Bogota SA (Colombia)†(b)	6.25%	5/12/2026		1,000	1,067,620
Banco de Galicia y Buenos Aires SA (Argentina)†(b)	8.25%#	7/19/2026		1,000	1,130,000
Banco do Brasil SA†	6.25%#	–	(h)	1,221	1,045,176
Bank of America Corp.	4.00%	1/22/2025		1,700	1,731,435
Bank of America Corp.	4.45%	3/3/2026		2,201	2,295,009
BankUnited, Inc.	4.875%	11/17/2025		2,525	2,627,684
Barclays Bank plc (United Kingdom)(b)	7.625%	11/21/2022		1,011	1,158,227
BNP Paribas SA (France)†(b)	6.75%#	–	(h)	1,817	1,921,477
Citigroup, Inc.	4.45%	9/29/2027		1,473	1,534,003
Citizens Financial Group, Inc.	4.35%	8/1/2025		831	863,612
Comerica, Inc.	3.80%	7/22/2026		1,258	1,274,690
Commonwealth Bank of Australia (Australia)†(b)	4.50%	12/9/2025		973	1,020,673

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
Compass Bank	3.875%	4/10/2025		$2,100	$2,095,516
Credit Suisse Group AG (Switzerland)†(b)	7.50%#	–	(h)	1,075	1,208,047
Fifth Third Bancorp	8.25%	3/1/2038		1,708	2,562,200
Finansbank AS (Turkey)†(b)	4.875%	5/19/2022		1,380	1,369,533
First Republic Bank	4.625%	2/13/2047		1,161	1,199,134
Goldman Sachs Group, Inc. (The)	2.277%#	4/26/2022		619	624,045
Goldman Sachs Group, Inc. (The)	3.50%	11/16/2026		1,520	1,513,894
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		2,100	2,736,966
Home BancShares, Inc.	5.625%#	4/15/2027		2,396	2,485,850
HSBC Holdings plc (United Kingdom)(b)	4.25%	8/18/2025		3,671	3,778,032
Intesa Sanpaolo SpA (Italy)†(b)	5.71%	1/15/2026		2,284	2,415,819
Intesa Sanpaolo SpA (Italy)†(b)	7.70%#	–	(h)	2,717	2,835,869
JPMorgan Chase & Co.	3.54%#	5/1/2028		1,306	1,314,825
JPMorgan Chase & Co.	3.90%	7/15/2025		1,900	1,983,621
JPMorgan Chase & Co.	6.75%#	–	(h)	1,688	1,920,100
Lloyds Banking Group plc (United Kingdom)(b)	7.50%#	–	(h)	1,519	1,679,444
Macquarie Bank Ltd. (United Kingdom)†(b)	6.125%#	–	(h)	1,794	1,838,850
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		725	788,009
Morgan Stanley	3.125%	7/27/2026		2,144	2,087,156
Morgan Stanley	4.00%	7/23/2025		937	979,078
National Savings Bank (Sri Lanka)†(b)	5.15%	9/10/2019		950	965,390
People’s United Bank NA	4.00%	7/15/2024		1,100	1,111,455
Popular, Inc.	7.00%	7/1/2019		2,125	2,241,875
Royal Bank of Scotland Group plc (United Kingdom)(b)	5.125%	5/28/2024		584	614,412
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.10%	6/10/2023		1,517	1,673,391
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.125%	12/15/2022		506	554,566
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.50%#	–	(h)	2,235	2,312,107
Royal Bank of Scotland Group plc (United Kingdom)(b)	8.625%#	–	(h)	1,571	1,716,317
Standard Chartered plc (United Kingdom)†(b)	7.50%#	–	(h)	1,375	1,474,688
SVB Financial Group	3.50%	1/29/2025		999	982,249
Toronto-Dominion Bank (The) (Canada)(b)	3.625%#	9/15/2031		750	745,364
Turkiye Garanti Bankasi AS (Turkey)†(b)	5.25%	9/13/2022		2,200	2,239,380
Turkiye Garanti Bankasi AS (Turkey)†(b)	6.125%#	5/24/2027		1,700	1,687,621
UBS AG/Stamford CT	7.625%	8/17/2022		606	712,959

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
UBS Group AG (Switzerland)(b)	7.00%#	–	(h)	$1,000	$1,109,367
UniCredit SpA (Italy)(b)	6.375%#	5/2/2023		1,149	1,184,807
Washington Mutual Bank(i)	6.875%	6/15/2011		1,250	125
Wells Fargo & Co.	4.90%	11/17/2045		1,759	1,925,224
Wells Fargo Capital X	5.95%	12/1/2086		1,007	1,141,435
Zenith Bank plc (Nigeria)†(b)	7.375%	5/30/2022		900	883,530
Total					92,663,831

Beverages 0.82%
Anheuser-Busch InBev Finance, Inc.	3.65%	2/1/2026		3,253	3,357,789
Bacardi Ltd.†	2.75%	7/15/2026		1,149	1,102,749
Brown-Forman Corp.	4.50%	7/15/2045		1,572	1,723,007
Dr. Pepper Snapple Group, Inc.	2.55%	9/15/2026		879	829,472
PepsiCo, Inc.	3.60%	3/1/2024		1,653	1,750,335
PepsiCo, Inc.	4.25%	10/22/2044		419	443,963
Total					9,207,315

Building & Construction 1.33%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021		1,720	1,763,000
Beazer Homes USA, Inc.	6.75%	3/15/2025		705	736,725
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. (Canada)†(b)	6.125%	7/1/2022		947	984,880
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020		1,634	1,670,765
Lennar Corp.	4.75%	5/30/2025		830	870,463
Lennar Corp.	4.75%	11/15/2022		1,754	1,874,587
PulteGroup, Inc.	5.00%	1/15/2027		1,959	2,017,770
PulteGroup, Inc.	6.375%	5/15/2033		2,250	2,362,500
Toll Brothers Finance Corp.	5.625%	1/15/2024		1,000	1,081,250
William Lyon Homes, Inc.	5.875%	1/31/2025		1,500	1,548,750
Total					14,910,690

Building Materials 1.55%
Allegion plc (Ireland)(b)	5.875%	9/15/2023		409	441,720
Builders FirstSource, Inc.†	5.625%	9/1/2024		752	785,840
Builders FirstSource, Inc.†	10.75%	8/15/2023		1,075	1,244,312
Eagle Materials, Inc.	4.50%	8/1/2026		1,110	1,140,525
FBM Finance, Inc.†	8.25%	8/15/2021		1,003	1,079,479
Hillman Group, Inc. (The)†	6.375%	7/15/2022		1,311	1,265,115
Lennox International, Inc.	3.00%	11/15/2023		1,081	1,080,772

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)
Martin Marietta Materials, Inc.	4.25%	7/2/2024	$1,146	$1,204,514
Masco Corp.	4.375%	4/1/2026	635	680,529
Masonite International Corp.†	5.625%	3/15/2023	1,068	1,121,400
Ply Gem Industries, Inc.	6.50%	2/1/2022	1,025	1,074,118
Standard Industries, Inc.†	5.375%	11/15/2024	1,949	2,063,504
Standard Industries, Inc.†	6.00%	10/15/2025	1,786	1,919,950
U.S. Concrete, Inc.	6.375%	6/1/2024	239	253,340
Voto-Votorantim Overseas Trading Operations IV Ltd.†	7.75%	6/24/2020	1,800	1,966,500
Total				17,321,618

Cable & Satellite Television 4.71%
Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023	1,600	1,701,504
Altice Financing SA (Luxembourg)†(b)	7.50%	5/15/2026	2,384	2,652,200
Cablevision SA (Argentina)†(b)	6.50%	6/15/2021	1,020	1,083,750
Cablevision Systems Corp.	5.875%	9/15/2022	3,000	3,161,250
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	702	738,855
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	3,250	3,331,250
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	1,575	1,689,187
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	1,785	1,909,950
Charter Communications Operating LLC/Charter Communications Operating Capital	6.384%	10/23/2035	2,201	2,618,882
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	772	930,989
CSC Holdings LLC†	10.125%	1/15/2023	925	1,075,313
CSC Holdings LLC†	10.875%	10/15/2025	4,816	5,809,300
DISH DBS Corp.	7.75%	7/1/2026	6,513	7,734,187
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	2,269	2,382,200
Midcontinent Communications & Midcontinent Finance Corp.†	6.875%	8/15/2023	552	597,540
SFR Group SA (France)†(b)	6.00%	5/15/2022	2,688	2,815,680
SFR Group SA (France)†(b)	6.25%	5/15/2024	444	470,640
SFR Group SA (France)†(b)	7.375%	5/1/2026	1,019	1,109,436
Time Warner Cable, Inc.	5.875%	11/15/2040	1,537	1,720,776
Unitymedia GmbH (Germany)†(b)	6.125%	1/15/2025	449	483,798
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.00%	1/15/2025	1,111	1,169,328
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	1,861	1,935,648

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)
UPCB Finance IV Ltd.†	5.375%	1/15/2025	$1,929	$2,027,861
Virgin Media Finance plc (United Kingdom)†(b)	6.00%	10/15/2024	997	1,060,559
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024	1,275	1,354,687
Ziggo Secured Finance BV (Netherlands)†(b)	5.50%	1/15/2027	1,122	1,148,648
Total				52,713,418

Chemicals 1.55%
Albemarle Corp.	5.45%	12/1/2044	1,524	1,779,396
Celanese US Holdings LLC	5.875%	6/15/2021	571	641,030
CF Industries, Inc.†	4.50%	12/1/2026	1,090	1,122,946
Chemours Co. (The)	5.375%	5/15/2027	647	664,792
Chemours Co. (The)	7.00%	5/15/2025	1,705	1,866,975
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	459	522,113
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020	825	750,750
Hexion, Inc.†	10.375%	2/1/2022	1,058	1,052,710
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%	4/15/2023	1,025	1,189,000
NOVA Chemicals Corp. (Canada)†(b)	5.25%	8/1/2023	784	808,500
Olin Corp.	5.125%	9/15/2027	1,992	2,056,740
TPC Group, Inc.†	8.75%	12/15/2020	1,133	1,025,365
Trinseo Materials Operating SCA/Trinseo
Materials Finance, Inc. (Luxembourg)†(b)	6.75%	5/1/2022	505	536,563
Tronox Finance LLC†	7.50%	3/15/2022	2,126	2,200,410
Westlake Chemical Corp.	3.60%	8/15/2026	1,108	1,101,920
Total				17,319,210

Consumer/Commercial/Lease Financing 1.08%
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	1,788	1,837,170
Navient Corp.	5.00%	10/26/2020	964	1,002,560
Navient Corp.	6.125%	3/25/2024	2,731	2,826,585
Navient Corp.	6.625%	7/26/2021	3,011	3,248,116
Navient Corp.	6.75%	6/25/2025	1,495	1,544,529
NFP Corp.†	9.00%	7/15/2021	1,553	1,630,262
Total				12,089,222

Discount Stores 0.62%
Amazon.com, Inc.	4.80%	12/5/2034	6,012	6,949,060

Diversified Capital Goods 1.00%
BCD Acquisition, Inc.†	9.625%	9/15/2023	1,074	1,165,290
General Cable Corp.	5.75%	10/1/2022	1,152	1,157,760

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods (continued)
Griffon Corp.	5.25%	3/1/2022	$1,163	$1,189,168
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.25%	5/27/2025	1,235	1,256,493
SPX FLOW, Inc.†	5.625%	8/15/2024	523	541,305
SPX FLOW, Inc.†	5.875%	8/15/2026	1,253	1,299,987
Valmont Industries, Inc.	5.25%	10/1/2054	2,656	2,570,450
Wabtec Corp.†	3.45%	11/15/2026	1,998	1,974,114
Total				11,154,567

Electric: Distribution/Transportation 0.09%
Oklahoma Gas & Electric Co.	4.15%	4/1/2047	960	1,005,510

Electric: Generation 0.40%
Acwa Power Management & Investments One Ltd. (United Arab Emirates)†(b)	5.95%	12/15/2039	1,386	1,417,742
Listrindo Capital BV (Netherlands)†(b)	4.95%	9/14/2026	1,043	1,061,253
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,814	1,958,996
Total				4,437,991

Electric: Integrated 1.61%
Black Hills Corp.	3.95%	1/15/2026	803	829,423
El Paso Electric Co.	5.00%	12/1/2044	1,953	2,115,216
Emera, Inc. (Canada)(b)	6.75%#	6/15/2076	916	1,039,660
Enel Finance International NV (Netherlands)†(b)	4.75%	5/25/2047	1,560	1,613,942
Entergy Arkansas, Inc.	4.95%	12/15/2044	1,909	1,966,999
Entergy Mississippi, Inc.	2.85%	6/1/2028	1,525	1,475,486
Eskom Holdings SOC Ltd. (South Africa)†(b)	5.75%	1/26/2021	1,136	1,149,696
Indianapolis Power & Light Co.†	4.05%	5/1/2046	2,203	2,184,927
Louisville Gas & Electric Co.	4.375%	10/1/2045	1,017	1,096,034
Monongahela Power Co.†	3.55%	5/15/2027	942	952,218
Orazul Energy Egenor S en C por A (Peru)†(b)	5.625%	4/28/2027	1,113	1,090,740
Puget Sound Energy, Inc.	7.02%	12/1/2027	314	406,927
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	1,113	1,113,227
Southern California Edison Co.	3.90%	3/15/2043	1,000	1,021,821
Total				18,056,316

Electronics 1.49%
Applied Materials, Inc.	4.35%	4/1/2047	2,370	2,525,666
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.875%	1/15/2027	1,260	1,296,542
Micron Technology, Inc.	7.50%	9/15/2023	985	1,104,382

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics (continued)
Nokia OYJ (Finland)(b)	4.375%	6/12/2027	$928	$947,145
NVIDIA Corp.	3.20%	9/16/2026	2,872	2,853,605
Qorvo, Inc.	7.00%	12/1/2025	2,879	3,282,060
Trimble, Inc.	4.75%	12/1/2024	3,132	3,349,743
Xilinx, Inc.	2.95%	6/1/2024	1,345	1,349,503
Total				16,708,646

Energy: Exploration & Production 4.17%
Bill Barrett Corp.	7.00%	10/15/2022	1,124	955,400
Bonanza Creek Energy, Inc.(i)	6.75%	4/15/2021	1,548	155
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	1,916	1,853,730
Chesapeake Energy Corp.	4.875%	4/15/2022	1,250	1,168,750
Concho Resources, Inc.	5.50%	4/1/2023	3,820	3,944,150
CONSOL Energy, Inc.	5.875%	4/15/2022	1,065	1,051,688
CONSOL Energy, Inc.	8.00%	4/1/2023	1,091	1,151,005
Continental Resources, Inc.	3.80%	6/1/2024	3,075	2,830,906
Continental Resources, Inc.	4.50%	4/15/2023	1,099	1,052,292
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	2,840	2,928,750
Denbury Resources, Inc.	4.625%	7/15/2023	767	410,345
Denbury Resources, Inc.	5.50%	5/1/2022	2,700	1,525,500
Eclipse Resources Corp.	8.875%	7/15/2023	1,322	1,322,000
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	500	501,250
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	2,903	2,685,275
Kosmos Energy Ltd.†	7.875%	8/1/2021	1,175	1,204,375
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	1,661	1,292,466
MEG Energy Corp. (Canada)†(b)	6.50%	1/15/2025	1,106	1,010,608
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	1,956	1,530,570
Murphy Oil Corp.	6.875%	8/15/2024	517	541,558
Newfield Exploration Co.	5.625%	7/1/2024	1,649	1,727,327
Oasis Petroleum, Inc.	6.875%	3/15/2022	1,100	1,072,500
PDC Energy, Inc.	7.75%	10/15/2022	1,550	1,615,875
PT Saka Energi Indonesia (Indonesia)†(b)	4.45%	5/5/2024	948	954,086
Range Resources Corp.	4.875%	5/15/2025	2,379	2,271,945
Range Resources Corp.†	5.875%	7/1/2022	1,056	1,077,120
Sanchez Energy Corp.	6.125%	1/15/2023	1,379	1,110,095
Sanchez Energy Corp.	7.75%	6/15/2021	906	824,460
Seven Generations Energy Ltd. (Canada)†(b)	6.875%	6/30/2023	2,070	2,168,325
Texaco Capital, Inc.	8.625%	11/15/2031	1,223	1,861,304
Ultra Resources, Inc.†	6.875%	4/15/2022	863	857,606

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Ultra Resources, Inc.†	7.125%	4/15/2025	$671	$662,613
WPX Energy, Inc.	5.25%	9/15/2024	554	529,070
WPX Energy, Inc.	6.00%	1/15/2022	1,000	995,000
Total				46,688,099

Food & Drug Retailers 0.74%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC†	5.75%	3/15/2025	797	743,202
Fresh Market, Inc. (The)†	9.75%	5/1/2023	490	412,213
Ingles Markets, Inc.	5.75%	6/15/2023	1,076	1,063,895
New Albertson’s, Inc.	7.75%	6/15/2026	1,682	1,694,615
Rite Aid Corp.†	6.125%	4/1/2023	365	360,438
Rite Aid Corp.	7.70%	2/15/2027	2,175	2,207,625
SMU SA (Chile)†(b)	7.75%	2/8/2020	900	926,343
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	1,062	877,477
Total				8,285,808

Food: Wholesale 0.85%
Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	1,297	1,381,305
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,312	1,390,720
Cosan Luxembourg SA (Luxembourg)†(b)	7.00%	1/20/2027	1,664	1,710,592
Kernel Holding SA (Ukraine)†(b)	8.75%	1/31/2022	1,185	1,274,586
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	1,299	1,344,465
MHP SA (Ukraine)†(b)	7.75%	5/10/2024	1,137	1,156,670
Post Holdings, Inc.†	5.75%	3/1/2027	1,235	1,275,138
Total				9,533,476

Forestry/Paper 0.39%
Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	1,991	2,135,347
Rayonier AM Products, Inc.†	5.50%	6/1/2024	1,145	1,119,959
Rayonier, Inc.	3.75%	4/1/2022	1,039	1,051,222
Total				4,306,528

Gaming 1.85%
Boyd Gaming Corp.	6.875%	5/15/2023	1,495	1,605,256
Caesars Entertainment Operating Co., Inc. (i)	10.00%	12/15/2018	1,945	1,792,226
Eldorado Resorts, Inc.†(a)	6.00%	4/1/2025	46	48,933
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	704	770,732
International Game Technology plc†	6.50%	2/15/2025	1,343	1,480,657
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	1,033	1,123,388

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	$544	$595,680
MGM Resorts International	6.00%	3/15/2023	4,331	4,785,755
MGM Resorts International	7.75%	3/15/2022	416	489,320
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	2,065	2,155,344
Penn National Gaming, Inc.†	5.625%	1/15/2027	1,226	1,252,052
River Rock Entertainment Authority(i)	9.00%	11/1/2018	431	99,130
Scientific Games International, Inc.	10.00%	12/1/2022	1,460	1,606,000
Wynn Macau Ltd. (Macau)†(b)	5.25%	10/15/2021	2,780	2,856,450
Total				20,660,923

Gas Distribution 1.90%
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.125%	11/15/2022	1,057	1,070,213
Cheniere Corpus Christi Holdings LLC†	5.125%	6/30/2027	852	874,365
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	1,059	1,133,130
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	1,017	1,139,040
Dominion Gas Holdings LLC	3.60%	12/15/2024	1,175	1,205,622
Energy Transfer Equity LP	5.50%	6/1/2027	1,097	1,140,880
Energy Transfer Equity LP	5.875%	1/15/2024	1,263	1,345,095
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	1,895	2,001,624
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,510,968
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	1,419	1,479,307
Magellan Midstream Partners LP	5.00%	3/1/2026	988	1,091,561
Rockies Express Pipeline LLC†	5.625%	4/15/2020	1,600	1,708,000
Rockies Express Pipeline LLC†	6.875%	4/15/2040	1,360	1,489,200
Southern Star Central Corp.†	5.125%	7/15/2022	1,145	1,170,762
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	439	449,426
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	1,068	1,140,090
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.375%	5/1/2024	282	306,675
Williams Cos., Inc. (The)	3.70%	1/15/2023	543	537,570
Williams Cos., Inc. (The)	4.55%	6/24/2024	457	471,853
Total				21,265,381

Health Facilities 3.42%
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	1,020	1,091,400
Ascension Health	3.945%	11/15/2046	1,017	1,034,331
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	1,770	1,833,897
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	1,988	2,005,395
Dignity Health	3.812%	11/1/2024	675	693,298

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)
Dignity Health	4.50%	11/1/2042	$326	$312,833
Dignity Health	5.267%	11/1/2064	1,001	1,028,741
Envision Healthcare Corp.†	5.125%	7/1/2022	632	651,750
Envision Healthcare Corp.	5.625%	7/15/2022	879	911,962
HCA, Inc.	5.25%	4/15/2025	1,612	1,736,930
HCA, Inc.	5.25%	6/15/2026	763	824,803
HCA, Inc.	5.50%	6/15/2047	1,816	1,884,100
HCA, Inc.	5.875%	3/15/2022	915	1,016,794
HCA, Inc.	7.05%	12/1/2027	390	438,750
HCA, Inc.	7.50%	2/15/2022	2,467	2,846,301
HCA, Inc.	7.58%	9/15/2025	552	636,180
HCA, Inc.	7.69%	6/15/2025	1,240	1,444,600
HCA, Inc.	8.36%	4/15/2024	261	313,200
Kindred Healthcare, Inc.	8.75%	1/15/2023	1,581	1,667,955
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	2,978	3,084,597
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	1,770	1,775,298
Northwell Healthcare, Inc.	3.979%	11/1/2046	3,486	3,340,247
NYU Hospitals Center	4.368%	7/1/2047	1,191	1,249,083
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	1,034	1,114,135
RWJ Barnabas Health, Inc.	3.949%	7/1/2046	994	982,027
Tenet Healthcare Corp.	8.125%	4/1/2022	2,151	2,290,815
Universal Health Services, Inc.†	5.00%	6/1/2026	1,971	2,054,767
Total				38,264,189

Health Services 0.60%
ASP AMC Merger Sub, Inc.†	8.00%	5/15/2025	1,905	1,814,512
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	993	1,082,370
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	1,225	1,293,906
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	1,483	1,531,198
Sterigenics-Nordion Topco LLC PIK†	8.125%	11/1/2021	1,005	1,032,638
Total				6,754,624

Hotels 0.23%
ESH Hospitality, Inc.†	5.25%	5/1/2025	1,095	1,137,431
Hilton Domestic Operating Co., Inc.†	4.25%	9/1/2024	1,254	1,274,378
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.125%	12/1/2024	188	205,625
Total				2,617,434

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Insurance Brokerage 0.15%
Alliant Holdings Intermediate LLC†	8.25%	8/1/2023		$1,550	$1,650,750

Insurance-Reinsurance 0.42%
Berkshire Hathaway, Inc.	2.75%	3/15/2023		907	919,604
Berkshire Hathaway, Inc.	3.125%	3/15/2026		907	918,310
Validus Holdings Ltd.	8.875%	1/26/2040		1,975	2,868,125
Total					4,706,039

Integrated Energy 0.69%
Exxon Mobil Corp.	3.043%	3/1/2026		2,101	2,121,539
Petrobras Global Finance BV (Netherlands)(b)	5.625%	5/20/2043		1,270	1,062,037
Petrobras Global Finance BV (Netherlands)(b)	7.375%	1/17/2027		1,200	1,272,600
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038		2,473	3,300,758
Total					7,756,934

Investments & Miscellaneous Financial Services 1.35%
Banco Mercantil del Norte SA (Mexico)†(a)	7.625%#	–	(h)	677	702,252
CBOE Holdings, Inc.	3.65%	1/12/2027		874	883,336
CRH America Finance, Inc.†	4.40%	5/9/2047		950	980,955
FMR LLC†	5.35%	11/15/2021		800	877,513
GrupoSura Finance SA†	5.50%	4/29/2026		1,015	1,093,662
Moody’s Corp.†	3.25%	1/15/2028		2,326	2,297,111
MSCI, Inc.†	5.75%	8/15/2025		1,338	1,455,905
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027		1,938	2,032,652
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		1,197	1,167,754
OM Asset Management plc (United Kingdom)(b)	4.80%	7/27/2026		1,571	1,585,155
Orchestra Borrower LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022		550	568,095
S&P Global, Inc.	6.55%	11/15/2037		209	270,091
Unifin Financiera SAB de CV SOFOM ENR (Mexico)†(b)	7.25%	9/27/2023		1,100	1,130,800
Total					15,045,281

Life Insurance 0.56%
Lincoln National Corp.	3.625%	12/12/2026		1,176	1,183,324
NUVEEN FINANCE LLC†	4.125%	11/1/2024		1,453	1,505,766
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047		1,889	1,941,552
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		1,424	1,599,815
Total					6,230,457

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery 0.09%
Xylem, Inc.	3.25%	11/1/2026	$1,004	$1,001,879

Managed Care 0.82%
Centene Corp.	6.125%	2/15/2024	2,044	2,215,042
Kaiser Foundation Hospitals	4.15%	5/1/2047	2,048	2,130,704
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	1,034	1,105,088
WellCare Health Plans, Inc.	5.25%	4/1/2025	3,529	3,705,450
Total				9,156,284

Media: Content 1.23%
Activision Blizzard, Inc.	3.40%	9/15/2026	1,101	1,106,211
AMC Networks, Inc.	4.75%	12/15/2022	2,385	2,466,805
iHeartCommunications, Inc.	9.00%	3/1/2021	3,492	2,632,095
Netflix, Inc.†	4.375%	11/15/2026	1,705	1,705,000
Netflix, Inc.	5.50%	2/15/2022	636	693,831
Netflix, Inc.	5.875%	2/15/2025	1,661	1,843,710
Sirius XM Radio, Inc.†(a)	5.00%	8/1/2027	795	804,938
Sirius XM Radio, Inc.†	6.00%	7/15/2024	1,075	1,144,875
Univision Communications, Inc.†	5.125%	2/15/2025	1,366	1,357,463
Total				13,754,928

Medical Products 1.13%
Boston Scientific Corp.	7.00%	11/15/2035	2,396	3,031,656
Edwards Lifesciences Corp.	2.875%	10/15/2018	552	557,346
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	475	501,125
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	2,425	2,697,812
Medtronic, Inc.	4.375%	3/15/2035	1,779	1,961,095
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	2,325	2,232,000
Stryker Corp.	3.50%	3/15/2026	1,607	1,649,025
Total				12,630,059

Metals/Mining (Excluding Steel) 3.55%
Alcoa Nederland Holding BV (Netherlands)†(b)	6.75%	9/30/2024	2,477	2,699,930
Aleris International, Inc.†	9.50%	4/1/2021	1,684	1,740,060
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%	5/1/2025	1,363	1,437,965
Anglo American Capital plc (United Kingdom)†(b)	4.125%	4/15/2021	1,017	1,048,781
Anglo American Capital plc (United Kingdom)†(b)	4.75%	4/10/2027	2,386	2,457,103
Anglo American Capital plc (United Kingdom)†(b)	4.875%	5/14/2025	660	689,700
Cliffs Natural Resources, Inc.†	5.75%	3/1/2025	847	802,532

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Metals/Mining (Excluding Steel) (continued)
Freeport-McMoRan, Inc.	3.55%	3/1/2022		$1,520	$1,432,114
Freeport-McMoRan, Inc.	3.875%	3/15/2023		4,941	4,619,835
Grinding Media, Inc./MC Grinding Media Canada, Inc.†	7.375%	12/15/2023		686	747,740
Hudbay Minerals, Inc. (Canada)†(b)	7.25%	1/15/2023		298	308,803
Hudbay Minerals, Inc. (Canada)†(b)	7.625%	1/15/2025		766	806,215
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019		1,037	940,766
Indika Energy Capital II Pte Ltd. (Singapore)†(b)	6.875%	4/10/2022		1,112	1,086,111
Indo Energy Finance II BV (Netherlands)†(b)	6.375%	1/24/2023		1,408	1,319,935
Kinross Gold Corp. (Canada)(b)	5.125%	9/1/2021		1,825	1,952,750
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024		1,322	1,467,010
Lundin Mining Corp. (Canada)†(b)	7.875%	11/1/2022		1,464	1,603,080
Mirabela Nickel Ltd. (Australia)(b)(i)	1.00%	9/10/2044		15	2
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022		2,498	2,579,185
Novelis Corp.†	5.875%	9/30/2026		1,000	1,032,500
Novelis Corp.†	6.25%	8/15/2024		974	1,025,135
Peabody Energy Corp.†	6.00%	3/31/2022		1,099	1,094,879
Peabody Energy Corp.†	6.375%	3/31/2025		800	791,000
Peabody Energy Corp.(i)	10.00%	3/15/2022		1,310	131
Petra Diamonds US Treasury plc (United Kingdom)†(b)	7.25%	5/1/2022		1,155	1,184,969
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		1,927	1,994,445
Rain CII Carbon LLC/CII Carbon Corp.†(c)	8.50%	1/15/2021	EUR	475	566,935
Samarco Mineracao SA (Brazil)†(b)(i)	4.125%	11/1/2022		$1,620	927,450
Teck Resources Ltd. (Canada)†(b)	8.50%	6/1/2024		1,169	1,353,117
Total					39,710,178

Monoline Insurance 0.12%
MGIC Investment Corp.	5.75%	8/15/2023		1,204	1,300,320

Multi-Line Insurance 0.18%
American International Group, Inc.	4.70%	7/10/2035		1,876	2,001,942

Non-Electric Utilities 0.12%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026		1,368	1,391,841

Oil Field Equipment & Services 1.42%
Ensco plc (United kingdom)(b)	5.20%	3/15/2025		1,275	1,042,312
Forum Energy Technologies, Inc.	6.25%	10/1/2021		1,300	1,274,000
Nabors Industries, Inc.†	5.50%	1/15/2023		2,575	2,449,469
Oceaneering International, Inc.	4.65%	11/15/2024		357	352,645

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services (continued)
Precision Drilling Corp. (Canada)(b)	5.25%	11/15/2024	$1,861	$1,637,680
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	341	335,459
Precision Drilling Corp. (Canada)†(b)	7.75%	12/15/2023	553	547,470
SESI LLC	7.125%	12/15/2021	615	588,863
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	972	1,037,450
Transocean Proteus Ltd.†	6.25%	12/1/2024	1,424	1,459,651
Unit Corp.	6.625%	5/15/2021	1,136	1,093,400
Weatherford International Ltd.	7.75%	6/15/2021	2,126	2,144,602
Weatherford International Ltd.†	9.875%	2/15/2024	1,839	1,930,950
Total				15,893,951

Oil Refining & Marketing 0.34%
Citgo Holding, Inc.†	10.75%	2/15/2020	2,485	2,711,756
Raizen Fuels Finance SA (Luxembourg)†(b)	5.30%	1/20/2027	1,051	1,068,079
Total				3,779,835

Packaging 0.76%
BWAY Holding Co.†	7.25%	4/15/2025	3,369	3,427,957
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,295	1,505,437
Pactiv LLC	7.95%	12/15/2025	825	928,125
Sealed Air Corp.†	4.875%	12/1/2022	470	502,313
Sealed Air Corp.†	6.875%	7/15/2033	1,850	2,136,750
Total				8,500,582

Personal & Household Products 0.89%
Arcelik AS (Turkey)†(b)	5.00%	4/3/2023	1,125	1,146,452
Brunswick Corp.†	4.625%	5/15/2021	845	863,518
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	1,582	1,075,760
Gibson Brands, Inc.†	8.875%	8/1/2018	2,225	1,988,594
Newell Brands, Inc.	4.20%	4/1/2026	1,579	1,678,521
SC Johnson & Son, Inc.†	4.75%	10/15/2046	805	926,066
Spectrum Brands, Inc.	5.75%	7/15/2025	1,124	1,211,222
Springs Industries, Inc.	6.25%	6/1/2021	1,007	1,040,986
Total				9,931,119

Pharmaceuticals 1.12%
Biogen, Inc.	5.20%	9/15/2045	1,504	1,724,760
Celgene Corp.	5.00%	8/15/2045	2,445	2,767,694
Eagle Holding Co. II LLC PIK†	7.625%	5/15/2022	675	696,094
Endo Dac/Endo Finance LLC/Endo Finco, Inc. (Ireland)†(b)	6.00%	7/15/2023	2,430	2,054,565

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals (continued)
Pfizer, Inc.	5.60%	9/15/2040	$1,578	$1,969,074
Valeant Pharmaceuticals International†	6.375%	10/15/2020	1,179	1,148,051
Valeant Pharmaceuticals International, Inc.†	6.50%	3/15/2022	678	712,747
Valeant Pharmaceuticals International, Inc.†	7.00%	3/15/2024	1,332	1,403,595
Total				12,476,580

Property & Casualty 0.36%
Arch Capital Finance LLC	4.011%	12/15/2026	1,507	1,557,700
Chubb INA Holdings, Inc.	3.35%	5/3/2026	876	897,067
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	1,526	1,594,472
Total				4,049,239

Rail 0.37%
Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045	1,524	1,641,077
Rumo Luxembourg Sarl (Luxembourg)†(b)	7.375%	2/9/2024	1,459	1,502,186
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	962	1,007,695
Total				4,150,958

Real Estate Investment Trusts 0.45%
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	1,627	1,658,132
Digital Realty Trust LP	4.75%	10/1/2025	989	1,065,614
Physicians Realty LP	4.30%	3/15/2027	1,368	1,389,192
Starwood Property Trust, Inc.†	5.00%	12/15/2021	840	875,700
Total				4,988,638

Real Estate Management & Development 0.23%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(b)	3.875%	3/20/2027	2,539	2,605,491

Recreation & Travel 0.61%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	1,144	1,212,640
LTF Merger Sub, Inc.†	8.50%	6/15/2023	552	596,160
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	2,950	3,860,901
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	1,059	1,134,454
Total				6,804,155

Reinsurance 0.08%
RenaissanceRe Finance, Inc.	3.45%	7/1/2027	918	903,936

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Restaurants 0.86%
Arcos Dorados Holdings, Inc. (Uruguay)†(b)	5.875%	4/4/2027	$1,099	$1,104,693
Arcos Dorados Holdings, Inc. (Uruguay)†(b)	6.625%	9/27/2023	880	956,991
CEC Entertainment, Inc.	8.00%	2/15/2022	92	96,370
Darden Restaurants, Inc.	3.85%	5/1/2027	1,145	1,165,809
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	762	780,098
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	1,610	1,682,450
McDonald’s Corp.	3.70%	1/30/2026	1,714	1,778,397
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	1,093	1,117,592
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	975	984,750
Total				9,667,150

Software/Services 2.26%
Alibaba Group Holding Ltd. (China)(b)	3.125%	11/28/2021	2,150	2,196,707
Autodesk, Inc.	3.50%	6/15/2027	2,322	2,282,651
Camelot Finance SA (Luxembourg)†(b)	7.875%	10/15/2024	923	996,840
First Data Corp.†	5.75%	1/15/2024	2,996	3,123,330
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	1,035	1,071,225
Microsoft Corp.	3.30%	2/6/2027	1,123	1,156,060
Microsoft Corp.	4.00%	2/12/2055	3,817	3,883,114
Microsoft Corp.	4.50%	2/6/2057	999	1,102,236
Oracle Corp.	4.375%	5/15/2055	3,065	3,233,075
Priceline Group, Inc. (The)	3.65%	3/15/2025	1,015	1,043,339
Rackspace Hosting, Inc.†	8.625%	11/15/2024	1,065	1,136,888
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	1,010	1,165,287
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	700	731,500
VeriSign, Inc.	4.625%	5/1/2023	872	898,160
VeriSign, Inc.	5.25%	4/1/2025	741	794,723
Visa, Inc.	3.15%	12/14/2025	477	484,851
Total				25,299,986

Specialty Retail 0.98%
Brookstone Holdings Corp. PIK	10.00%	7/7/2021	44	3,330
Coach, Inc.	4.125%	7/15/2027	1,485	1,473,055
Hot Topic, Inc.†	9.25%	6/15/2021	1,564	1,509,260
JD.com, Inc. (China)(b)	3.875%	4/29/2026	1,140	1,129,286
L Brands, Inc.	6.875%	11/1/2035	1,134	1,099,980

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	$1,475	$1,526,625
PetSmart, Inc.†	5.875%	6/1/2025	683	661,656
PetSmart, Inc.†	7.125%	3/15/2023	1,245	1,111,163
Rent-A-Center, Inc.	4.75%	5/1/2021	960	873,600
Tiffany & Co.	4.90%	10/1/2044	1,633	1,575,376
Total				10,963,331

Steel Producers/Products 0.38%
ArcelorMittal (Luxembourg)(b)	6.125%	6/1/2025	1,508	1,696,500
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	1,082	1,226,717
Steel Dynamics, Inc.	5.00%	12/15/2026	502	516,433
Steel Dynamics, Inc.	5.50%	10/1/2024	732	779,580
Total				4,219,230

Support: Services 1.96%
AECOM	5.125%	3/15/2027	1,968	1,980,300
AECOM	5.875%	10/15/2024	999	1,091,407
Ahern Rentals, Inc.†	7.375%	5/15/2023	1,190	981,750
BakerCorp International, Inc.	8.25%	6/1/2019	507	442,358
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	840	875,700
Brand Energy & Infrastructure Services, Inc.†	8.50%	7/15/2025	1,208	1,253,300
Carlson Travel, Inc.†	6.75%	12/15/2023	942	960,840
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	1,100	1,129,676
GW Honos Security Corp. (Canada)†(b)	8.75%	5/15/2025	1,182	1,239,622
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	1,467	1,195,605
Marble II Pte Ltd. (Singapore)†(b)	5.30%	6/20/2022	2,599	2,618,230
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,350	1,293,781
Monitronics International, Inc.	9.125%	4/1/2020	1,185	1,134,637
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	1,178	1,283,030
Ritchie Bros Auctioneers, Inc. (Canada)†(b)	5.375%	1/15/2025	1,130	1,180,850
Sotheby’s†	5.25%	10/1/2022	837	860,018
United Rentals North America, Inc.	5.875%	9/15/2026	755	806,906
United Rentals North America, Inc.	6.125%	6/15/2023	1,477	1,541,619
Total				21,869,629

Technology Hardware & Equipment 1.37%
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	1,425	1,548,348
CommScope Technologies LLC†	5.00%	3/15/2027	1,095	1,095,000

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment (continued)
CommScope Technologies LLC†	6.00%	6/15/2025	$2,852	$3,058,770
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	1,477	1,629,859
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	5,694	6,262,159
Western Digital Corp.	10.50%	4/1/2024	1,489	1,760,266
Total				15,354,402

Telecommunications: Satellite 0.51%
Intelsat Connect Finance SA (Luxembourg)†(b)	12.50%	4/1/2022	1,225	1,111,687
Intelsat Jackson Holdings SA (Luxembourg)(b)	5.50%	8/1/2023	657	546,953
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.25%	10/15/2020	2,085	1,980,750
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.50%	4/1/2021	2,183	2,024,732
Total				5,664,122

Telecommunications: Wireless 2.48%
Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	2,125	2,271,434
GTH Finance BV (Netherlands)†(b)	7.25%	4/26/2023	1,939	2,143,807
SBA Communications Corp.	4.875%	9/1/2024	900	918,000
Sprint Capital Corp.	8.75%	3/15/2032	1,375	1,735,938
Sprint Corp.	7.125%	6/15/2024	1,033	1,151,795
Sprint Corp.	7.625%	2/15/2025	4,752	5,482,620
Sprint Corp.	7.875%	9/15/2023	1,686	1,943,115
T-Mobile USA, Inc.	6.375%	3/1/2025	2,386	2,585,828
T-Mobile USA, Inc.	6.50%	1/15/2024	3,251	3,502,952
T-Mobile USA, Inc.	6.50%	1/15/2026	4,228	4,677,225
T-Mobile USA, Inc.	6.836%	4/28/2023	103	110,210
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022	1,160	1,217,292
Total				27,740,216

Telecommunications: Wireline Integrated & Services 1.25%
Columbus Cable Barbados Ltd. (Barbados)†(b)	7.375%	3/30/2021	1,366	1,453,083
Equinix, Inc.	5.375%	4/1/2023	785	819,344
Equinix, Inc.	5.875%	1/15/2026	4,621	5,049,875
GCI, Inc.	6.875%	4/15/2025	1,480	1,607,650
IHS Netherlands Holdco BV (Netherlands)†(b)	9.50%	10/27/2021	1,600	1,637,846
Sable International Finance Ltd.†	6.875%	8/1/2022	1,465	1,589,525
Zayo Group LLC/Zayo Capital, Inc.	6.00%	4/1/2023	1,729	1,828,417
Total				13,985,740

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Theaters & Entertainment 0.25%
AMC Entertainment Holdings, Inc.†	5.875%	11/15/2026	$1,549	$1,620,641
AMC Entertainment Holdings, Inc.†	6.125%	5/15/2027	1,080	1,142,435
Total				2,763,076

Transportation: Infrastructure/Services 0.84%
Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.00%	7/30/2027	1,579	1,568,650
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(b)	6.75%	3/30/2029	1,200	1,305,012
Autopistas del Sol SA (Costa Rica)†(b)	7.375%	12/30/2030	1,032	1,071,990
Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035	1,000	1,095,000
Delhi International Airport Ltd. (India)†(b)	6.125%	10/31/2026	1,506	1,617,432
DP World Ltd. (United Arab Emirates)†(b)	6.85%	7/2/2037	1,030	1,213,128
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece)†(b)	7.375%	1/15/2022	940	730,850
Stena AB (Sweden)†(b)	7.00%	2/1/2024	877	817,803
Total				9,419,865

Trucking & Delivery 0.09%
XPO CNW, Inc.	6.70%	5/1/2034	1,005	989,925
Total High Yield Corporate Bonds (cost $761,367,620)				791,031,372

MUNICIPAL BONDS 2.99%

Education 1.16%
California St Univ	3.899%	11/1/2047	3,675	3,781,060
Dallas Convention Center Hotel Dev Corp., TX	7.088%	1/1/2042	1,960	2,613,092
Ohio Univ	5.59%	12/1/2114	1,000	1,094,730
Pasadena Public Fing Auth	7.148%	3/1/2043	2,945	4,167,970
Univ of California Bd of Regents	6.548%	5/15/2048	1,000	1,356,550
Total				13,013,402

General Obligation 1.02%
California	7.55%	4/1/2039	1,000	1,527,720
Chicago Transit Auth, IL	6.899%	12/1/2040	1,000	1,273,020
District of Columbia	5.591%	12/1/2034	1,445	1,797,204
Honolulu City & Cnty, HI	5.418%	12/1/2027	740	888,422
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	1,000	1,264,060
New York City	5.985%	12/1/2036	1,134	1,450,488
Ohio St Univ	4.048%	12/1/2056	676	683,362
Pennsylvania	5.45%	2/15/2030	1,336	1,570,989
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	855	914,371
Total				11,369,636

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Lease Obligations 0.39%
New York City Indl Dev Agy†	11.00%	3/1/2029		$2,585	$3,568,205
Wisconsin	3.294%	5/1/2037		790	741,968
Total					4,310,173

Tax Revenue 0.25%
Massachusetts Sch Bldg Auth	5.715%	8/15/2039		2,220	2,822,819

Utilities 0.17%
San Antonio, TX	5.718%	2/1/2041		1,480	1,878,519
Total Municipal Bonds (cost $32,830,875)					33,394,549
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.09%
Commercial Mortgage Pass-Through
Certificates 2015-PC1 D (cost $1,035,207)	4.589%#	7/10/2050		1,237	963,475

	Dividend			Shares
	Rate			(000)
PREFERRED STOCK 0.03%

Energy: Exploration & Production
Templar Energy LLC Units (cost $387,546)	Zero Coupon			39	377,858
Total Long-Term Investments (cost $1,068,695,046)					$1,118,715,566

				Principal
	Interest			Amount
	Rate			(000)
SHORT-TERM INVESTMENTS 1.52%

FOREIGN GOVERNMENT OBLIGATION 0.17%

Uruguay
Uruguay Treasury Bill(c) (cost $1,922,784)	Zero Coupon	5/4/2018	UYU	58,901	1,895,717

HIGH YIELD CORPORATE BOND 0.11%

Gaming
Caesars Entertainment Operating Co., Inc.(i) (cost $1,031,240)	11.25%	6/1/2017		$985	1,245,921

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 1.24%
Repurchase Agreement dated 6/30/2017, 0.12% due 7/3/2017 with Fixed Income Clearing Corp. collateralized by $14,190,000 of U.S. Treasury Note at 1.375% due 1/31/2021; value: $14,133,410; proceeds: $13,852,699 (cost $13,852,561)	$13,853	$13,852,561
Total Short-Term Investments (cost $16,806,585)		16,994,199
Total Investments in Securities 101.56% (cost $1,085,501,631)		1,135,709,765
Liabilities in Excess of Cash, Foreign Cash and Other Assets(j) (1.56%)		(17,395,190)
Net Assets 100.00%		$1,118,314,575

AUD	Australian dollar
CAD	Canadian dollar.
CHF	Swiss franc.
DKK	Danish Krone
EUR	euro.
JPY	Japanese yen.
MXN	Mexican peso.
UYU	Uruguayan Peso
ZAR	South African rand.
ADR	American Depositary Receipt.
PIK	Payment-in-kind.
Unit	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2017.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Amount is less than 1,000 shares.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2017.
(f)	Interest rate to be determined.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Defaulted (non-income producing security).
(j)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on open forward foreign currency exchange contracts, futures contracts and swaps as follows:

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at June 30, 2017(1):

Referenced	Fund	Termination	Notional	Fair	Payments	Unrealized
Index	Pays	Date	Amount	Value(2)	Upfront(3)	Depreciation(4)
Markit CDX. NA.EM.27(5)(7)	1.00%	6/20/2022	$28,577,000	$27,265,004	$1,445,387	$(133,392)
Markit CDX. NA.IG.28(6)(8)	1.00%	6/20/2022	$61,636,000	$62,775,526	$(1,093,451)	$(46,075)
				$90,040,530	$351,936	$(179,467)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(k)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $179,467.
(5)	Central Clearinghouse: Intercontinental Exchange, Inc. (ICE), Central Counterparty: Credit Suisse.
(6)	Central Clearinghouse: Chicago Mercantile Exchange (CME), Central CounterParty: Credit Suisse.
(7)	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers. (See Note 2(k)).
(8)	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of investment grade issuers. (See Note 2(k)).

Open Forward Foreign Currency Exchange Contracts at June 30, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
British pound	Buy	State Street Bank and Trust	7/19/2017	344,000	$440,989	$448,244	$7,255
British pound	Buy	State Street Bank and Trust	7/19/2017	90,000	115,600	117,273	1,673
British pound	Buy	State Street Bank and Trust	7/19/2017	456,000	586,844	594,184	7,340
euro	Buy	Goldman Sachs	8/16/2017	800,000	899,297	915,688	16,391
euro	Buy	State Street Bank and Trust	8/16/2017	99,200	111,999	113,545	1,546
euro	Buy	State Street Bank and Trust	8/16/2017	200,000	223,099	228,922	5,823
euro	Buy	State Street Bank and Trust	8/16/2017	600,000	670,779	686,766	15,987
Japanese yen	Sell	J.P. Morgan	7/26/2017	120,000,000	1,093,611	1,067,845	25,766
Japanese yen	Sell	State Street Bank and Trust	7/26/2017	24,750,000	223,563	220,243	3,320
Swiss franc	Sell	State Street Bank and Trust	10/5/2017	1,090,000	1,145,195	1,143,457	1,738
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$86,839

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2017

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Japanese yen	Buy	State Street Bank and Trust	7/26/2017	12,250,000	$111,845	$109,009	$(2,836)
British pound	Sell	UBS AG	7/19/2017	890,000	1,137,600	1,159,701	(22,101)
Danish krone	Sell	Barclays Bank plc	7/7/2017	3,000,000	442,276	460,854	(18,578)
Danish krone	Sell	State Street Bank and Trust	7/7/2017	750,000	110,379	115,214	(4,835)
Danish krone	Sell	State Street Bank and Trust	7/7/2017	10,800,000	1,556,734	1,659,076	(102,342)
euro	Sell	J.P. Morgan	8/16/2017	11,175,000	12,265,883	12,791,015	(525,132)
euro	Sell	J.P. Morgan	8/16/2017	200,000	222,949	228,922	(5,973)
euro	Sell	J.P. Morgan	8/16/2017	300,000	336,786	343,383	(6,597)
euro	Sell	J.P. Morgan	8/16/2017	400,000	451,050	457,844	(6,794)
euro	Sell	State Street Bank and Trust	8/16/2017	400,000	441,115	457,844	(16,729)
euro	Sell	State Street Bank and Trust	8/16/2017	100,000	110,521	114,461	(3,940)
euro	Sell	State Street Bank and Trust	8/16/2017	600,000	658,977	686,766	(27,789)
euro	Sell	State Street Bank and Trust	8/16/2017	608,000	665,098	695,923	(30,825)
euro	Sell	State Street Bank and Trust	8/16/2017	1,013,000	1,111,433	1,159,490	(48,057)
euro	Sell	State Street Bank and Trust	8/16/2017	500,000	560,135	572,305	(12,170)
euro	Sell	State Street Bank and Trust	8/16/2017	1,000,000	1,124,546	1,144,610	(20,064)
euro	Sell	State Street Bank and Trust	8/16/2017	103,000	115,597	117,895	(2,298)
euro	Sell	State Street Bank and Trust	8/16/2017	99,000	111,835	113,316	(1,481)
Japanese yen	Sell	J.P. Morgan	7/26/2017	12,600,000	111,069	112,124	(1,055)
Japanese yen	Sell	J.P. Morgan	7/26/2017	12,580,000	111,650	111,946	(296)
Japanese yen	Sell	State Street Bank and Trust	7/26/2017	25,120,000	222,212	223,536	(1,323)
Swiss franc	Sell	UBS AG	7/5/2017	1,090,000	1,095,070	1,136,719	(41,648)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(902,863)

Open Futures Contracts at June 30, 2017:

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Appreciation
U.S. 10-Year Treasury Note	September 2017	716	Short	$(89,880,375)	$327,989

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Depreciation
Ultra Long U.S. Treasury Bond	September 2017	59	Short	$(9,786,625)	$(113,441)
U.S. Long Bond	September 2017	442	Short	(67,929,875)	(468,397)
U.S. 5-Year Treasury Note	September 2017	385	Long	45,366,836	(73,700)
Totals				$(32,349,664)	$(655,538)

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$–	$17,536,773	$–		$17,536,773
Common Stocks
Auto Parts & Equipment	–	1,685,135	–		1,685,135
Energy: Exploration & Production	2,116,870	1,807,233	–		3,924,103
Metals/Mining (Excluding Steel)	1,714,081	24,737	19,678	(4)	1,758,496
Remaining Industries	145,877,814	–	–		145,877,814
Convertible Bonds	–	4,671,944	–		4,671,944
Convertible Preferred Stocks
Building & Construction	–	1,159,536	–		1,159,536
Software/Services	–	1,455,462	–		1,455,462
Remaining Industries	4,098,110	–	–		4,098,110
Floating Rate Loans(5)
Auto Parts & Equipment	–	–	2,555,485		2,555,485
Building Materials	–	1,536,578	–		1,536,578
Electric: Generation	–	3,914,056	–		3,914,056
Energy: Exploration & Production	–	4,000,699	–		4,000,699
Gaming	–	1,114,809	2,475,200		3,590,009
Health Facilities	–	1,124,601	–		1,124,601
Health Services	–	1,107,247	–		1,107,247
Investments & Miscellaneous Financial Services	–	994,260	–		994,260
Media: Diversified	–	1,258,698	–		1,258,698
Metals/Mining (Excluding Steel)	–	654,063	–		654,063
Personal & Household Products	–	2,049,405	–		2,049,405
Real Estate Development & Management	–	1,078,856	–		1,078,856
Recreation & Travel	–	316,271	–		316,271
Software/Services	–	934,361	–		934,361
Specialty Retail	–	2,748,625	–		2,748,625
Support: Services	–	1,551,730	–		1,551,730
Foreign Bonds	–	2,666,678	–		2,666,678
Foreign Government Obligations	–	53,897,090	–		53,897,090
Government Sponsored Enterprises Pass-Through	–	26,697,944	–		26,697,944
High Yield Corporate Bonds
Banking	–	92,663,706	125	(4)	92,663,831
Energy: Exploration & Production	–	46,687,944	155	(4)	46,688,099
Metals/Mining (Excluding Steel)	–	39,710,045	133	(4)	39,710,178
Specialty Retail	–	10,960,001	3,330	(6)	10,963,331
Remaining Industries	–	602,251,854	–		602,251,854
Municipal Bonds	–	33,394,549	–		33,394,549
Non-Agency Commercial Mortgage-Backed Security	–	963,475	–		963,475
Preferred Stock	–	377,858	–		377,858
Repurchase Agreement	–	13,852,561	–		13,852,561
Total	$153,806,875	$976,848,784	$5,054,106		$1,135,709,765

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap
Assets	$–	$–	$–	$–
Liabilities	–	(179,467)	–	(179,467)
Forward Foreign Currency Exchange Contracts
Assets	–	86,839	–	86,839
Liabilities	–	(902,863)	–	(902,863)
Futures Contracts
Assets	327,989	–	–	327,989
Liabilities	(655,538)	–	–	(655,538)
Total	$(327,549)	$(995,491)	$–	$(1,323,040)

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.
(4)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials:

Investment Type	Security	Fair Value
Common Stocks (Metals/Mining (Excluding Steel))	Mirabela Niclel Ltd.	$19,678
High Yield Corporate Bonds (Banking)	Washington Mutual Bank	125
High Yield Corporate Bonds (Energy: Exploration & Production)	Bonanza Creek Energy, Inc.	155
High Yield Corporate Bonds (Metals/Mining (Excluding Steel))	Mirabela Niclel Ltd. (Australia)	2
High Yield Corporate Bonds (Metals/Mining (Excluding Steel))	Peabody Energy Corp.	131
(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(6)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments:

Investment Type	Security	Fair Value
High Yield Corporate Bonds (Specialty Retail)	Brookstone Holdings Corp. PIK	$3,330

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

					Non-Agency
				High Yield	Commercial
	Asset-Backed	Common	Floating	Corporate	Mortgage-Backed
	Securities	Stocks	Rate Loans	Bonds	Securities
Balance as of January 1, 2017	$1,057,410	$18,476	$765,335	$6,521	$63,006
Accrued Discounts (Premiums)	–	–	10,797	–	(616)
Realized Gain (Loss)	–	–	(746)	–	(10,306)
Change in Unrealized Appreciation (Depreciation)	–	1,202	89,801	(6,905)	3,697
Net Purchases	–	–	1,852,691	4,127	–
Net Sales	–	–	(79,518)	–	(55,781)
Net Transfers into Level 3	–	–	2,392,325	–	–
Net Transfers out of Level 3	(1,057,410)	–	–	–	–
Balance as of June 30, 2017	$–	$19,678	$5,030,685	$3,743	$–
Net change in unrealized appreciation/depreciation for period ended June 30, 2017 related to Level 3 investments held at June 30, 2017	$–	$1,202	$89,801	$(6,905)	$–

See Notes to Financial Statements.	41

Statement of Assets and Liabilities (unaudited)

June 30, 2017

ASSETS:
Investments in securities, at fair value (cost $1,085,501,631)	$1,135,709,765
Cash	734,123
Deposits with brokers for derivatives collateral	4,216,092
Foreign cash, at value (cost $367,204)	367,587
Receivables:
Interest and dividends	13,363,988
Investment securities sold	12,014,599
Variation margin for future contracts	447,041
Capital shares sold	226,362
From advisor (See Note 3)	21,098
Unrealized appreciation on forward foreign currency exchange contracts	86,839
Prepaid expenses and other assets	336
Total assets	1,167,187,830
LIABILITIES:
Payables:
Investment securities purchased	45,982,705
Capital shares reacquired	530,957
Management fee	455,147
Directors’ fees	129,438
Fund administration	36,805
Variation margin for centrally cleared credit default swap agreements	27,983
Unrealized depreciation on forward foreign currency exchange contracts	902,863
Accrued expenses	807,357
Total liabilities	48,873,255
NET ASSETS	$1,118,314,575
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,048,541,661
Undistributed net investment income	23,548,564
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(2,662,675)
Net unrealized appreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	48,887,025
Net Assets	$1,118,314,575
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	89,407,973
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$12.51

42	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2017

Investment income:
Dividends (net of foreign withholding taxes of $13,728)	$899,947
Interest and other (net of foreign withholding taxes of $3,185)	27,690,870
Interest earned from Interfund Lending (See Note 11)	215
Total investment income	28,591,032
Expenses:
Management fee	2,702,605
Non 12b-1 service fees	1,364,392
Shareholder servicing	588,686
Fund administration	218,192
Reports to shareholders	57,856
Professional	42,562
Custody	25,893
Directors’ fees	13,504
Other	29,129
Gross expenses	5,042,819
Expense reductions (See Note 9)	(4,362)
Fees waived and expenses reimbursed (See Note 3)	(129,137)
Net expenses	4,909,320
Net investment income	23,681,712
Net realized and unrealized gain (loss):
Net realized gain on investments	26,802,196
Net realized loss on futures contracts, swaps and foreign currency related transactions	(3,720,495)
Net change in unrealized appreciation/depreciation on investments	6,380,962
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(2,153,240)
Net realized and unrealized gain	27,309,423
Net Increase in Net Assets Resulting From Operations	$50,991,135

See Notes to Financial Statements.	43

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2017	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2016
Operations:
Net investment income	$ 23,681,712	$44,967,399
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	23,081,701	(4,832,421)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	4,227,722	77,190,459
Net increase in net assets resulting from operations	50,991,135	117,325,437
Distributions to shareholders from:
Net investment income	–	(47,075,516)
Total distributions to shareholders	–	(47,075,516)
Capital share transactions (See Note 14):
Proceeds from sales of shares	69,734,037	148,838,089
Reinvestment of distributions	–	47,075,515
Cost of shares reacquired	(69,043,400)	(177,659,555)
Net increase in net assets resulting from capital share transactions	690,637	18,254,049
Net increase in net assets	51,681,772	88,503,970
NET ASSETS:
Beginning of period	$1,066,632,803	$978,128,833
End of period	$1,118,314,575	$1,066,632,803
Undistributed (distributions in excess of) net investment income	$ 23,548,564	$(133,148)

44	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
			Net	Total
	Net asset	Net	realized	from	Net
	value,	invest-	and	invest-	invest-	Net
	beginning	ment	unrealized	ment	ment	realized	Total
	of period	income(a)	gain (loss)	operations	income	gain	distributions
6/30/2017(c)	$11.94	$0.26	$0.31	$0.57	$–	$–	$–
12/31/2016	11.14	0.52	0.83	1.35	(0.55)	–	(0.55)
12/31/2015	11.89	0.47	(0.65)	(0.18)	(0.49)	(0.08)	(0.57)
12/31/2014	12.31	0.54	(0.01)	0.53	(0.61)	(0.34)	(0.95)
12/31/2013	12.21	0.62	0.39	1.01	(0.65)	(0.26)	(0.91)
12/31/2012	11.64	0.71	0.74	1.45	(0.72)	(0.16)	(0.88)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

46	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
		Total
Net		expenses after			Net
asset		waivers and/or		Net	assets,	Portfolio
value,	Total	reimburse-	Total	investment	end of	turnover
end of	return	ments	expenses	income	period	rate
period	(%)(b)	(%)	(%)	(%)	(000)	(%)
$12.51	4.77 (d)	0.45 (d)	0.46 (d)	2.15 (d)	$1,118,315	56.36 (d)
11.94	12.13	0.90	0.93	4.41	1,066,633	120.09
11.14	(1.53)	0.90	0.94	3.91	978,129	116.08
11.89	4.35	0.90	0.93	4.26	913,108	90.21
12.31	8.17	0.90	0.93	4.89	861,130	49.59
12.21	12.53	0.90	0.93	5.68	773,725	46.31

See Notes to Financial Statements.	47

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Bond-Debenture Portfolio (the “Fund”).

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

48

Notes to Financial Statements (unaudited)(continued)

use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2013 through December 31, 2016. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

49

Notes to Financial Statements (unaudited)(continued)

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time

50

Notes to Financial Statements (unaudited)(continued)

when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared swaps,

51

Notes to Financial Statements (unaudited)(continued)

there was minimal counterparty risk to the Fund, since such swaps entered into were traded through a central clearinghouse, which guarantees against default.

(l)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2017, the Fund had no unfunded loan commitment.

(m)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy

52

Notes to Financial Statements (unaudited)(continued)

classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2017, the effective management fee, net of waivers, was at an annualized rate of .47% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended June 30, 2017 and continuing through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .90%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

53

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2017 and fiscal year ended December 31, 2016 was as follows:

	Six Months Ended
	6/30/2017	Year Ended
	(unaudited)	12/31/2016
Distributions paid from:
Ordinary income	$–	$47,075,516
Total distributions paid	$–	$47,075,516

As of December 31, 2016, the fund had a capital loss carryforward of $22,106,945, which will carryforward indefinitely.

As of June 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,087,886,692
Gross unrealized gain	56,379,006
Gross unrealized loss	(8,555,933)
Net unrealized security gain	$47,823,073

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government
Purchases	Purchases	Sales	Sales
$53,642,266	$592,348,639	$26,856,172	$574,261,366

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended June 30, 2017, the Fund engaged in cross-trades purchases of $1,068,878 and sales of $9,629,735, which resulted in net realized gains of $538,795.

54

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2017 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2017 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the six months ended June 30, 2017 (as described in note 2(k)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of June 30, 2017, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

		Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(2)	$–	$86,839	$–
Futures Contracts(3)	$327,989	$–	$–

Liability Derivatives
Centrally Cleared Credit Default Swaps(1)	$–	$–	$179,467
Futures Contracts(3)	655,538	–	–
Forward Foreign Currency Exchange Contracts(4)	$–	$902,863	$–

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized of centrally cleared credit default swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(2)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

55

Notes to Financial Statements (unaudited)(continued)

(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the six months ended June 30, 2017, were as follows:

		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps Contracts	–	–	$(1,401,436)
Forward Foreign Currency Exchange Contracts	–	$(447,442)	–
Futures Contracts	$(2,023,374)	–	–

Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps Contracts	–	–	$237,158
Forward Foreign Currency Exchange Contracts	–	$(933,253)	–
Futures Contracts	$(1,462,692)	–	–

Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$46,359,000
Forward Foreign Currency Exchange Contracts(3)	–	$22,942,170	–
Futures Contracts(4)	1,502	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2017.
(1)	Statements of Operations location: Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

56

Notes to Financial Statements (unaudited)(continued)

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$86,839	$–	$86,839
Repurchase Agreements	13,852,561	–	13,852,561
Total	$13,939,400	$–	$13,939,400

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets	Financial	Collateral	Collateral	Net
Counterparty	and Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$13,852,561	$–	$–	$(13,852,561)	$–
Goldman Sachs	16,391	–	–	–	16,391
J.P. Morgan Chase	25,766	(25,766)	–	–	–
State Street Bank and Trust	44,682	(44,682)	–	–	–
Total	$13,939,400	$(70,448)	$–	$(13,852,561)	$16,391

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$902,863	$–	$902,863
Total	$902,863	$–	$902,863

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Barclays Bank plc	$18,578	$–	$–	$–	$18,578
J.P. Morgan Chase	545,847	(25,766)	(310,000)	–	210,081
State Street Bank and Trust	274,689	(44,682)	–	–	230,007
UBS AG	63,749	–	(63,749)	–	–
Total	$902,863	$(70,448)	$(373,749)	$–	$458,666

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2017.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2017.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the

57

Notes to Financial Statements (unaudited)(continued)

Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended June 30, 2017, the Fund did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions. During the six months ended June 30, 2017, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When

58

Notes to Financial Statements (unaudited)(continued)

interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they are not guaranteed by the U.S. Government. In addition, the Fund may invest in non-agency asset backed and mortgage-related securities, which are issued by private institutions, not by government sponsored enterprises.

The Fund may invest a portion of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest a portion of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

The Fund is also subject to risks from redemptions by large shareholders, cyber security and other risks in connection with the operations of the Fund’s service providers, and risks from market disruptions and geopolitical events.

These factors can affect the Fund’s performance.

59

Notes to Financial Statements (unaudited)(concluded)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2017	Year Ended
	(unaudited)	December 31, 2016
Shares sold	5,682,947	12,721,182
Reinvestment of distributions	–	3,949,141
Shares reacquired	(5,620,018)	(15,163,582)
Increase	62,929	1,506,741

15.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes, are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is for periods ending after August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Fund, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Fund’s net assets or results of operations.

60

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

61

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		LASFBD-2 (08/17)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Calibrated Dividend Growth Portfolio

For the six-month period ended June 30, 2017

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information to Shareholders

Lord Abbett Series Fund — Calibrated Dividend Growth Portfolio

Semiannual Report

For the six-month period ended June 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Calibrated Dividend Growth Portfolio for the six-month period ended June 30, 2017. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/17 – 6/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/17 -
	1/1/17	6/30/17	6/30/17
Class VC
Actual	$1,000.00	$1,069.80	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2017

Sector*	%**
Consumer Discretionary	9.48%
Consumer Staples	19.24%
Energy	4.59%
Financials	7.00%
Health Care	11.35%
Industrials	20.43%
Information Technology	11.45%
Materials	5.22%
Telecommunication Services	3.35%
Utilities	6.92%
Repurchase Agreement	0.97%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2017

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.03%

Aerospace & Defense 5.69%
General Dynamics Corp.	12,200	$2,417
Lockheed Martin Corp.	10,392	2,885
Northrop Grumman Corp.	7,900	2,028
Raytheon Co.	13,000	2,099
United Technologies Corp.	6,000	733
Total		10,162

Air Freight & Logistics 0.29%
Expeditors International of Washington, Inc.	9,100	514

Banks 0.13%
Cullen/Frost Bankers, Inc.	2,500	235

Beverages 4.39%
Coca-Cola Co. (The)	91,268	4,093
PepsiCo, Inc.	32,424	3,745
Total		7,838

Biotechnology 2.48%
AbbVie, Inc.	61,099	4,430

Capital Markets 3.13%
Ameriprise Financial, Inc.	12,300	1,566
Eaton Vance Corp.	21,500	1,017
S&P Global, Inc.	10,000	1,460
SEI Investments Co.	17,900	963
T. Rowe Price Group, Inc.	7,800	579
Total		5,585

Chemicals 5.22%
Air Products & Chemicals, Inc.	4,600	658
Ecolab, Inc.	12,600	1,673
International Flavors & Fragrances, Inc.	9,500	1,283
Monsanto Co.	25,095	2,970
PPG Industries, Inc.	17,006	1,870
RPM International, Inc.	4,700	256
Sherwin-Williams Co. (The)	1,750	614
Total		9,324
		Fair
		Value
Investments	Shares	(000)
Commercial Services & Supplies 0.76%
Waste Management, Inc.	18,600	$1,364

Distributors 0.42%
Genuine Parts Co.	8,000	742

Diversified Telecommunication Services 3.35%
AT&T, Inc.	72,708	2,743
Verizon Communications, Inc.	72,500	3,238
Total		5,981

Electric: Utilities 3.50%
Alliant Energy Corp.	17,300	695
Edison International	21,000	1,642
Eversource Energy	33,100	2,010
NextEra Energy, Inc.	11,421	1,600
Southern Co. (The)	6,500	311
Total		6,258

Energy Equipment & Services 0.31%
Helmerich & Payne, Inc.	10,312	560

Food & Staples Retailing 7.90%
Costco Wholesale Corp.	12,900	2,063
CVS Health Corp.	32,300	2,599
Kroger Co. (The)	31,500	735
Sysco Corp.	36,000	1,812
Wal-Mart Stores, Inc.	39,580	2,995
Walgreens Boots Alliance, Inc.	49,921	3,909
Total		14,113

Food Products 2.79%
Archer-Daniels-Midland Co.	53,400	2,209
Flowers Foods, Inc.	32,800	568
General Mills, Inc.	28,000	1,551
Hormel Foods Corp.	19,400	662
Total		4,990

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

		Fair
		Value
Investments	Shares	(000)
Health Care Equipment & Supplies 4.60%
Abbott Laboratories	68,400	$3,325
Becton, Dickinson & Co.	5,600	1,093
Medtronic plc (Ireland)(a)	37,291	3,310
West Pharmaceutical Services, Inc.	5,200	491
Total		8,219

Health Care Providers & Services 1.87%
AmerisourceBergen Corp.	12,300	1,163
Cardinal Health, Inc.	27,948	2,177
Total		3,340

Hotels, Restaurants & Leisure 3.02%
McDonald’s Corp.	30,974	4,744
Cracker Barrel Old Country Store, Inc.	3,900	652
Total		5,396

Household Products 4.15%
Clorox Co. (The)	3,400	453
Kimberly-Clark Corp.	31,035	4,007
Procter & Gamble Co. (The)	33,900	2,954
Total		7,414

Industrial Conglomerates 3.57%
3M Co.	21,017	4,376
Roper Technologies, Inc.	8,600	1,991
Total		6,367

Information Technology Services 4.09%
Accenture plc Class A (Ireland)(a)	14,300	1,769
Automatic Data Processing, Inc.	11,600	1,189
International Business Machines Corp.	28,287	4,351
Total		7,309
		Fair
		Value
Investments	Shares	(000)
Insurance 3.74%
American Financial Group, Inc.	3,500	$348
Chubb Ltd. (Switzerland)(a)	29,664	4,313
Hanover Insurance Group, Inc. (The)	7,200	638
Travelers Cos., Inc. (The)	10,900	1,379
Total		6,678

Machinery 4.46%
Cummins, Inc.	17,600	2,855
Graco, Inc.	7,800	852
Illinois Tool Works, Inc.	11,100	1,590
Lincoln Electric Holdings, Inc.	2,100	194
Pentair plc (United Kingdom)(a)	22,700	1,511
Toro Co. (The)	13,800	956
Total		7,958

Multi-Utilities 3.41%
CenterPoint Energy, Inc.	20,200	553
Consolidated Edison, Inc.	8,800	711
Dominion Energy, Inc.	43,800	3,357
SCANA Corp.	21,998	1,474
Total		6,095

Oil, Gas & Consumable Fuels 4.28%
Chevron Corp.	52,049	5,430
Exxon Mobil Corp.	7,000	565
Occidental Petroleum Corp.	27,373	1,639
Total		7,634

Pharmaceuticals 2.40%
Johnson & Johnson	32,419	4,289

Professional Services 0.99%
Robert Half International, Inc.	37,000	1,773

Road & Rail 3.97%
CSX Corp.	47,600	2,597
J.B. Hunt Transport Services, Inc.	7,100	649
Union Pacific Corp.	35,300	3,844
Total		7,090

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2017

		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 5.06%
Microchip Technology, Inc.	31,966	$2,467
QUALCOMM, Inc.	77,357	4,272
Texas Instruments, Inc.	29,800	2,292
Total		9,031

Software 2.30%
Microsoft Corp.	59,700	4,115

Specialty Retail 4.34%
Best Buy Co., Inc.	22,000	1,261
Lowe’s Cos., Inc.	46,725	3,623
Ross Stores, Inc.	39,500	2,280
TJX Cos., Inc. (The)	8,000	578
Total		7,742

Textiles, Apparel & Luxury Goods 1.71%
NIKE, Inc. Class B	40,200	2,372
VF Corp.	11,700	674
Total		3,046

Trading Companies & Distributors 0.71%
Fastenal Co.	15,700	683
W.W. Grainger, Inc.	3,200	578
Total		1,261
Total Common Stocks (cost $166,095,763)		176,853
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.97%

Repurchase Agreement
Repurchase Agreement dated 6/30/2017, 0.12% due 7/3/2017 with Fixed Income Clearing Corp. collateralized by $1,770,000 of U.S. Treasury Note at 1.375% due 9/30/2020; value: $1,763,918; proceeds: $1,726,804 (cost $1,726,787)	$1,727	$1,727
Total Investments in Securities 100.00% (cost $167,822,550)		178,580
Liabilities in Excess of Other Assets(b) 0.00%		(4)
Net Assets 100.00%		$178,576

(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at June 30, 2017:

					Unrealized
Type	Expiration	Contracts	Position	Notional Value	Depreciation
E-Mini S&P 500 Index	September 2017	10	Long	$1,210,450	$(2,796)

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2017

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$176,853	$–	$–	$176,853
Repurchase Agreement	–	1,727	–	1,727
Total	$176,853	$1,727	$–	$178,580

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(3)	–	–	(3)
Total	$(3)	$–	$–	$(3)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2017

ASSETS:
Investments in securities, at fair value (cost $167,822,550)	$178,579,816
Deposits with brokers for futures collateral	44,000
Receivables:
Investment securities sold	1,226,381
Interest and dividends	204,989
Capital shares sold	35,824
From advisor (See Note 3)	54,010
Variation margin for futures contracts	450
Total assets	180,145,470
LIABILITIES:
Payables:
Investment securities purchased	1,233,130
Management fee	111,342
Capital shares reacquired	64,787
Directors’ fees	19,739
Fund administration	5,938
Variation margin for futures contracts	15
Accrued expenses	134,873
Total liabilities	1,569,824
NET ASSETS	$178,575,646
COMPOSITION OF NET ASSETS:
Paid-in capital	$159,860,933
Undistributed net investment income	1,565,810
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	6,394,433
Net unrealized appreciation on investments and futures contracts	10,754,470
Net Assets	$178,575,646
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	11,532,531
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$15.48

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2017

Investment income:
Dividends	$2,333,051
Interest	582
Total investment income	2,333,633
Expenses:
Management fee	659,892
Non 12b-1 service fees	220,072
Shareholder servicing	95,463
Fund administration	35,194
Professional	27,722
Custody	15,173
Reports to shareholders	12,657
Directors’ fees	2,171
Other	5,867
Gross expenses	1,074,211
Expense reductions (See Note 9)	(704)
Fees waived and expenses reimbursed (See Note 3)	(325,630)
Net expenses	747,877
Net investment income	1,585,756
Net realized and unrealized gain:
Net realized gain on investments	5,943,277
Net realized gain on futures contracts and foreign currency related transactions	104,979
Net change in unrealized appreciation/depreciation on investments	4,320,784
Net change in unrealized appreciation/depreciation on futures contracts	1,329
Net realized and unrealized gain	10,370,369
Net Increase in Net Assets Resulting From Operations	$11,956,125

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2017	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2016
Operations:
Net investment income	$1,585,756	$2,757,601
Net realized gain on investments, futures contracts and foreign currency related transactions	6,048,256	11,315,945
Net change in unrealized appreciation/depreciation on investments and futures contracts	4,322,113	5,544,702
Net increase in net assets resulting from operations	11,956,125	19,618,248
Distributions to shareholders from:
Net investment income	–	(2,760,683)
Net realized gain	–	(10,343,840)
Total distributions to shareholders	–	(13,104,523)
Capital share transactions (See Note 14):
Proceeds from sales of shares	11,195,893	87,781,663
Reinvestment of distributions	–	13,104,523
Cost of shares reacquired	(15,906,310)	(41,085,594)
Net increase (decrease) in net assets resulting from capital share transactions	(4,710,417)	59,800,592
Net increase in net assets	7,245,708	66,314,317
NET ASSETS:
Beginning of period	$171,329,938	$105,015,621
End of period	$178,575,646	$171,329,938
Undistributed (distributions in excess of) net investment income	$1,565,810	$(19,946)

10	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2017(c)	$14.47	$0.13	$0.88	$1.01	$–	$–	$–
12/31/2016	13.60	0.28	1.78	2.06	(0.25)	(0.94)	(1.19)
12/31/2015	15.55	0.27	(0.60)	(0.33)	(0.27)	(1.35)	(1.62)
12/31/2014	16.27	0.27	1.60	1.87	(0.29)	(2.30)	(2.59)
12/31/2013	14.22	0.26	3.68	3.94	(0.28)	(1.61)	(1.89)
12/31/2012	13.03	0.34	1.29	1.63	(0.44)	–	(0.44)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

12	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$15.48	6.98	(d)	0.42	(d)	0.61	(d)	0.89	(d)	$178,576	31.71	(d)
14.47	15.10		0.85		1.25		1.89		171,330	75.49
13.60	(2.13)		0.85		1.28		1.76		105,016	69.61
15.55	11.54		0.85		1.25		1.63		118,300	79.31
16.27	27.93		0.85		1.27		1.62		128,593	65.36
14.22	12.46		1.07		1.26		2.42		110,603	116.38

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Calibrated Dividend Growth Portfolio (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

14

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2013 through December 31, 2016. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on futures contracts and foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an

15

Notes to Financial Statements (unaudited)(continued)

agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

16

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2017, the effective management fee, net of waivers, was at an annualized rate of .38% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets.

For the six months ended June 30, 2017 and continuing through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .85%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2017 and fiscal year ended December 31, 2016 was as follows:

	Six Months Ended 6/30/2017 (unaudited)	Year Ended 12/31/2016
Distributions paid from:
Ordinary income	$–	$4,821,625
Net long-term capital gains	–	8,282,898
Total distributions paid	$–	$13,104,523

17

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$169,392,937
Gross unrealized gain	13,757,278
Gross unrealized loss	(4,570,399)
Net unrealized security gain	$9,186,879

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

Purchases	Sales
$55,548,998	$58,458,466

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2017.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended June 30, 2017, the Fund engaged in cross-trades sales of $51,390, which resulted in realized gains of $2,038.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended June 30, 2017 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2017, the Fund had futures contracts with unrealized depreciation of $(2,796), which is included in the Schedule of Investments. Only current day’s variation margin is reported within the Fund’s Statement of Assets and Liabilities. Amounts of $104,979 and $1,329 are included in the Statement of Operations related to futures contracts under the captions Net realized gain on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 10.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet

18

Notes to Financial Statements (unaudited)(continued)

offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$1,726,787	$–	$1,726,787
Total	$1,726,787	$–	$1,726,787

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,726,787	$–	$–	$(1,726,787)	$–
Total	$1,726,787	$–	$–	$(1,726,787)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2017.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

19

Notes to Financial Statements (unaudited)(continued)

During the six months ended June 30, 2017, the Fund did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions. During the six months ended June 30, 2017, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a rising market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

The Fund’s exposure to foreign companies and markets presents increased market, liquidity, currency, political and other risks.

The Fund is also subject to risks from redemptions by large shareholders, cyber security and other risks in connection with the operations of the Fund’s service providers, and risks from market disruptions and geopolitical events.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
Shares sold	747,612	6,045,995
Reinvestment of distributions	–	893,876
Shares reacquired	(1,053,613)	(2,821,771)
Increase (decrease)	(306,001)	4,118,100

20

Notes to Financial Statements (unaudited)(concluded)

15.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes, are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is for periods ending after August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Fund, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Fund’s net assets or results of operations.

21

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

22

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio	SFCS-PORT-3 (08/17)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Classic Stock Portfolio

For the six-month period ended June 30, 2017

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Classic Stock Portfolio

Semiannual Report

For the six-month period ended June 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Classic Stock Portfolio for the six-month period ended June 30, 2017. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/17 – 6/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/17	6/30/17	1/1/17 - 6/30/17
Class VC
Actual	$1,000.00	$1,063.10	$4.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2017

Sector*	%**
Consumer Discretionary	12.25%
Consumer Staples	6.98%
Energy	2.87%
Financials	14.06%
Health Care	16.96%
Industrials	9.16%
Information Technology	24.69%
Materials	3.48%
Real Estate	2.35%
Telecommunication Services	1.22%
Utilities	4.04%
Repurchase Agreement	1.94%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2017

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.00%

Banks 4.51%
Citizens Financial Group, Inc.	32,463	$1,158
East West Bancorp, Inc.	8,153	478
Wells Fargo & Co.	6,146	340
Total		1,976

Beverages 3.10%
Coca-Cola Co. (The)	10,083	452
PepsiCo, Inc.	7,834	905
Total		1,357

Biotechnology 2.42%
Celgene Corp.*	8,156	1,059

Building Products 0.73%
Johnson Controls International plc	7,346	319

Capital Markets 2.68%
Charles Schwab Corp. (The)	8,498	365
Morgan Stanley	18,183	810
Total		1,175

Chemicals 3.47%
Dow Chemical Co. (The)	11,720	739
PPG Industries, Inc.	7,108	782
Total		1,521

Communications Equipment 2.43%
Cisco Systems, Inc.	34,023	1,065

Consumer Finance 0.69%
Discover Financial Services	4,828	300

Diversified Telecommunication Services 1.22%
AT&T, Inc.	14,188	535

Electric: Utilities 4.04%
NextEra Energy, Inc.	9,032	1,266
PG&E Corp.	7,593	504
Total		1,770
		Fair
		Value
Investments	Shares	(000)
Electrical Equipment 1.11%
AMETEK, Inc.	8,010	$485

Electronic Equipment, Instruments & Components 1.49%
Corning, Inc.	21,726	653

Energy Equipment & Services 0.51%
Halliburton Co.	5,257	225

Equity Real Estate Investment Trusts 2.35%
Boston Properties, Inc.	4,899	603
Vornado Realty Trust	4,537	426
Total		1,029

Food & Staples Retailing 0.46%
Walgreens Boots Alliance, Inc.	2,584	202

Food Products 1.51%
Mondelez International, Inc. Class A	15,281	660

Health Care Equipment & Supplies 2.73%
Abbott Laboratories	24,585	1,195

Health Care Providers & Services 3.86%
UnitedHealth Group, Inc.	9,125	1,692

Hotels, Restaurants & Leisure 2.40%
Starbucks Corp.	5,599	326
Yum! Brands, Inc.	9,798	723
Total		1,049

Household Durables 1.41%
Lennar Corp. Class A	11,543	616

Household Products 1.13%
Colgate-Palmolive Co.	6,694	496

Industrial Conglomerates 3.19%
Honeywell International, Inc.	10,464	1,395

Information Technology Services 1.32%
Fidelity National Information Services, Inc.	6,774	579

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

		Fair
		Value
Investments	Shares	(000)
Insurance 6.17%
Allstate Corp. (The)	13,104	$1,159
Chubb Ltd. (Switzerland)(a)	6,911	1,005
Hartford Financial Services Group, Inc. (The)	10,225	537
Total		2,701

Internet & Direct Marketing Retail 2.03%
Amazon.com, Inc.*	917	888

Internet Software & Services 3.45%
Alphabet, Inc. Class A*	1,011	940
Facebook, Inc. Class A*	3,778	570
Total		1,510

Life Sciences Tools & Services 2.54%
Thermo Fisher Scientific, Inc.	6,383	1,114

Machinery 2.66%
Caterpillar, Inc.	1,212	130
ITT, Inc.	8,688	349
PACCAR, Inc.	5,174	342
Parker-Hannifin Corp.	2,160	345
Total		1,166

Media 4.91%
Charter Communications, Inc. Class A*	641	216
Comcast Corp. Class A	23,188	903
Walt Disney Co. (The)	9,706	1,031
Total		2,150

Oil, Gas & Consumable Fuels 2.35%
Devon Energy Corp.	15,665	501
EOG Resources, Inc.	4,661	422
Range Resources Corp.	4,628	107
Total		1,030
		Fair
		Value
Investments	Shares	(000)
Pharmaceuticals 5.40%
Allergan plc	928	$226
Bristol-Myers Squibb Co.	2,647	147
Johnson & Johnson	10,143	1,342
Novartis AG ADR	7,773	649
Total		2,364

Professional Services 0.38%
Nielsen Holdings plc	4,248	164

Road & Rail 1.09%
CSX Corp.	8,783	479

Semiconductors & Semiconductor Equipment 5.09%
Broadcom Ltd.	5,047	1,176
Microchip Technology, Inc.	13,659	1,054
Total		2,230

Software 6.01%
Microsoft Corp.	18,248	1,258
Oracle Corp.	27,432	1,375
Total		2,633

Specialty Retail 1.51%
Burlington Stores, Inc.*	3,618	333
Lowe’s Cos., Inc.	4,212	326
Total		659

Technology Hardware, Storage & Peripherals 4.88%
Apple, Inc.	14,827	2,135

Tobacco 0.77%
Altria Group, Inc.	4,550	339
Total Common Stocks (cost $37,447,763)		42,915

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2017

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.93%

Repurchase Agreement
Repurchase Agreement dated 6/30/2017, 0.12% due 7/3/2017 with Fixed Income Clearing Corp. collateralized by $870,000 of U.S. Treasury Note at 1.375% due 1/31/2021; value: $866,530; proceeds: $847,258 (cost $847,249)	$847	$847
Total Investments in Securities 99.93% (cost $38,295,012)		43,762
Other Assets in Excess of Liabilities 0.07%		29
Net Assets 100.00%		$43,791

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2		Level 3	Total
Investment Type(2)(3)	(000)		(000)	(000)	(000)
Common Stocks	$42,915	$	–	$–	$42,915
Repurchase Agreement	–		847	–	847
Total	$42,915		$847	$–	$43,762

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2017

ASSETS:
Investments in securities, at fair value (cost $38,295,012)	$43,762,355
Receivables:
Investment securities sold	1,863,341
Interest and dividends	49,313
From advisor (See Note 3)	10,981
Capital shares sold	36
Prepaid expenses	36
Total assets	45,686,062
LIABILITIES:
Payables:
Investment securities purchased	1,781,604
Management fee	25,420
Directors’ fees	5,803
Capital shares reacquired	4,847
Fund administration	1,453
Accrued expenses	75,458
Total liabilities	1,894,585
NET ASSETS	$43,791,477
COMPOSITION OF NET ASSETS:
Paid-in capital	$36,211,867
Undistributed net investment income	196,326
Accumulated net realized gain on investments	1,915,941
Net unrealized appreciation on investments	5,467,343
Net Assets	$43,791,477
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	3,291,757
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.30

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2017

Investment income:
Dividends	$404,980
Interest	342
Total investment income	405,322
Expenses:
Management fee	153,834
Non 12b-1 service fees	54,929
Shareholder servicing	24,292
Professional	21,553
Reports to shareholders	10,207
Fund administration	8,791
Custody	2,030
Directors’ fees	557
Other	2,462
Gross expenses	278,655
Expense reductions (See Note 8)	(175)
Fees waived and expenses reimbursed (See Note 3)	(69,705)
Net expenses	208,775
Net investment income	196,547
Net realized and unrealized gain:
Net realized gain on investments	1,438,157
Net change in unrealized appreciation/depreciation on investments	1,099,612
Net realized and unrealized gain	2,537,769
Net Increase in Net Assets Resulting From Operations	$2,734,316

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
Operations:
Net investment income	$196,547	$483,688
Net realized gain on investments	1,438,157	1,660,746
Net change in unrealized appreciation/depreciation on investments	1,099,612	2,623,332
Net increase in net assets resulting from operations	2,734,316	4,767,766
Distributions to shareholders from:
Net investment income	–	(442,540)
Net realized gain	–	(1,677,064)
Total distributions to shareholders	–	(2,119,604)
Capital share transactions (See Note 13):
Proceeds from sales of shares	784,788	29,910,562
Reinvestment of distributions	–	2,119,575
Cost of shares reacquired	(4,924,769)	(23,123,823)
Net increase (decrease) in net assets resulting from capital share transactions	(4,139,981)	8,906,314
Net increase (decrease) in net assets	(1,405,665)	11,554,476
NET ASSETS:
Beginning of period	$45,197,142	$33,642,666
End of period	$43,791,477	$45,197,142
Undistributed (distributions in excess of) net investment income	$196,326	$(221)

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2017(c)	$12.51	$0.06	$ 0.73	$ 0.79	$ –	$–	$–
12/31/2016	11.66	0.14	1.31	1.45	(0.13)	(0.47)	(0.60)
12/31/2015	14.15	0.11	(0.23)	(0.12)	(0.11)	(2.26)	(2.37)
12/31/2014	14.77	0.10	1.25	1.35	(0.11)	1.86	(1.97)
12/31/2013	12.77	0.14	3.64	3.78	(0.15)	(1.63)	(1.78)
12/31/2012	11.21	0.14	1.55	1.69	(0.13)	–	(0.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$13.30	6.31	(d)	0.47	(d)	0.63	(d)	0.44	(d)	$43,791	38.18	(d)
12.51	12.44		0.95		1.33		1.20		45,197	100.02
11.66	(0.90)		0.95		1.32		0.78		33,643	100.46
14.15	9.14		0.95		1.30		0.68		43,297	49.77
14.77	29.85		0.95		1.31		0.95		45,458	42.01
12.77	15.09		0.95		1.32		1.13		39,909	23.58

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Classic Stock Portfolio (the “Fund”).

The Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2013 through December 31, 2016. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable

13

Notes to Financial Statements (unaudited)(continued)

inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the six months ended June 30, 2017, the effective management fee, net of waivers, was at an annualized rate of .38% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended June 30, 2017 and continuing through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total

14

Notes to Financial Statements (unaudited)(continued)

net annual operating expenses, to an annual rate of .95%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2017 and fiscal year ended December 31, 2016 was as follows:

	Six Months Ended
	6/30/2017	Year Ended
	(unaudited)	12/31/2016
Distributions paid from:
Ordinary income	$–	$442,540
Net long-term capital gains	–	1,677,064
Total distributions paid	$–	$2,119,604

As of June 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$38,502,271
Gross unrealized gain	5,548,766
Gross unrealized loss	(288,682)
Net unrealized security gain	$5,260,084

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received and wash sales.

15

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

Purchases	Sales
$16,518,433	$20,431,849

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2017.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$847,249	$ –	$847,249
Total	$847,249	$ –	$847,249

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$847,249	$ –	$ –	$(847,249)	$ –
Total	$847,249	$ –	$ –	$(847,249)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2017.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’

16

Notes to Financial Statements (unaudited)(continued)

fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended June 30, 2017, the Fund did not utilize the Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Funds, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to limitations and conditions. During the six months ended June 30, 2017, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

17

Notes to Financial Statements (unaudited)(concluded)

Due to its investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is also subject to risks from redemptions by large shareholders, cyber security and other risks in connection with the operations of the Fund’s service providers, and risks from market disruptions and geopolitical events.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Six Months Ended
	June 30, 2017	Year Ended
	(unaudited)	December 31, 2016
Shares sold	60,363	2,570,120
Reinvestment of distributions	–	169,122
Shares reacquired	(381,162)	(2,011,279)
Increase (decrease)	(320,799)	727,963

14.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes, are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is for periods ending after August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Funds, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Funds’ net assets or results of operations.

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Classic Stock Portfolio	SFCLASS-PORT-3 (08/17)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Developing Growth Portfolio

For the six-month period ended June 30, 2017

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Developing Growth Portfolio
Semiannual Report

For the six-month period ended June 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — Developing Growth Portfolio for the six-month period ended June 30, 2017. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/17 – 6/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/17 -
	1/1/17	6/30/17	6/30/17
Class VC
Actual	$1,000.00	$1,128.60	$4.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2017

Sector*	%**
Consumer Discretionary	14.40%
Energy	1.31%
Financials	10.82%
Health Care	22.20%
Industrials	15.90%
Information Technology	29.75%
Materials	2.23%
Repurchase Agreement	3.39%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2017

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 97.42%

Aerospace & Defense 0.96%
Esterline Technologies Corp.*	3,477	$330

Air Freight & Logistics 1.27%
XPO Logistics, Inc.*	6,757	437

Auto Components 0.50%
Tenneco, Inc.	2,941	170

Banks 8.21%
Cadence BanCorp*	2,976	65
CenterState Banks, Inc.	10,351	257
Chemical Financial Corp.	3,603	174
Columbia Banking System, Inc.	4,383	175
Glacier Bancorp, Inc.	4,694	172
Pinnacle Financial Partners, Inc.	5,476	344
South State Corp.	1,607	138
Sterling Bancorp	9,199	214
Texas Capital Bancshares, Inc.*	2,877	223
Webster Financial Corp.	5,740	300
Western Alliance Bancorp*	9,164	451
Wintrust Financial Corp.	4,024	307
Total		2,820

Biotechnology 14.16%
Agios Pharmaceuticals, Inc.*	3,402	175
Avexis, Inc.*	3,166	260
Blueprint Medicines Corp.*	11,687	592
Clovis Oncology, Inc.*	5,627	527
Exact Sciences Corp.*	20,824	736
Exelixis, Inc.*	17,440	430
Foundation Medicine, Inc.*	4,345	173
Global Blood Therapeutics, Inc.*	4,775	131
Kite Pharma, Inc.*	1,671	173
Loxo Oncology, Inc.*	4,900	393
Repligen Corp.*	7,719	320
Sage Therapeutics, Inc.*	3,055	243
Spark Therapeutics, Inc.*	4,700	281
		Fair
		Value
Investments	Shares	(000)
TESARO, Inc.*	3,040	$425
Total		4,859

Building Products 2.05%
Apogee Enterprises, Inc.	4,930	280
Builders FirstSource, Inc.*	27,565	422
Total		702

Capital Markets 2.30%
Evercore Partners, Inc. Class A	6,345	447
Hamilton Lane, Inc. Class A	999	22
Moelis & Co. Class A	8,202	319
Total		788

Chemicals 1.28%
Huntsman Corp.	1,812	47
Minerals Technologies, Inc.	5,353	392
Total		439

Communications Equipment 1.79%
Acacia Communications, Inc.*	1,600	66
Lumentum Holdings, Inc.*	7,412	423
Oclaro, Inc.*	13,418	125
Total		614

Construction & Engineering 2.39%
MasTec, Inc.*	10,240	462
Quanta Services, Inc.*	10,877	358
Total		820

Construction Materials 0.96%
Eagle Materials, Inc.	3,580	331

Distributors 0.89%
Pool Corp.	2,600	306

Diversified Consumer Services 0.52%
Chegg, Inc.*	14,484	178

Electronic Equipment, Instruments & Components 4.42%
Cognex Corp.	4,176	354
Coherent, Inc.*	1,163	262

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

		Fair
		Value
Investments	Shares	(000)
Electronic Equipment, Instruments & Components (continued)
IPG Photonics Corp.*	2,384	$346
Universal Display Corp.	5,067	554
Total		1,516

Health Care Equipment & Supplies 5.42%
ABIOMED, Inc.*	710	102
Glaukos Corp.*	8,315	345
Insulet Corp.*	10,554	542
Nevro Corp.*	2,732	203
Penumbra, Inc.*	7,641	670
Total		1,862

Health Care Providers & Services 1.65%
HealthEquity, Inc.*	6,209	309
Tivity Health, Inc.*	6,495	259
Total		568

Health Care Technology 1.15%
Cotiviti Holdings, Inc.*	4,282	159
Veeva Systems, Inc. Class A*	3,850	236
Total		395

Hotels, Restaurants & Leisure 5.58%
Dave & Buster’s
Entertainment, Inc.*	10,890	725
Extended Stay America, Inc. Unit	19,384	375
Marriott Vacations Worldwide Corp.	697	82
Planet Fitness, Inc. Class A	31,406	733
Total		1,915

Household Durables 2.12%
iRobot Corp.*	4,927	415
SodaStream International Ltd. (Israel)*(a)	2,774	148
Universal Electronics, Inc.*	2,451	164
Total		727
		Fair
		Value
Investments	Shares	(000)
Internet & Direct Marketing Retail 0.26%
Netshoes Cayman Ltd. (Brazil)*(a)	4,656	$89

Internet Software & Services 12.56%
2U, Inc.*	12,527	588
Cloudera, Inc.*	5,481	88
Five9, Inc.*	21,901	471
GrubHub, Inc.*	5,750	251
MuleSoft, Inc. Class A*	15,276	381
Okta, Inc.*	3,135	71
Shopify, Inc. Class A (Canada)*(a)	3,979	346
Stamps.com, Inc.*	3,201	496
Trade Desk, Inc. (The) Class A*	12,976	650
TrueCar, Inc.*	15,124	301
Wix.com Ltd. (Israel)*(a)	9,396	654
Yext, Inc.*	1,169	16
Total		4,313

Machinery 4.58%
Allison Transmission Holdings, Inc.	16,436	616
Kornit Digital Ltd. (Israel)*(a)	13,268	257
Nordson Corp.	3,572	433
Proto Labs, Inc.*	3,953	266
Total		1,572

Media 1.80%
Live Nation Entertainment, Inc.*	17,764	619

Multi-Line Retail 0.55%
Ollie’s Bargain Outlet Holdings, Inc.*	4,413	188

Oil, Gas & Consumable Fuels 1.32%
GasLog Ltd. (Monaco)(a)	29,670	452

Professional Services 1.68%
WageWorks, Inc.*	8,579	576

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2017

		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 6.07%
Cavium, Inc.*	4,135	$257
CEVA, Inc.*	8,615	392
Cirrus Logic, Inc.*	4,541	285
Inphi Corp.*	4,765	163
MACOM Technology Solutions Holdings, Inc.*	8,730	487
Monolithic Power Systems, Inc.	5,181	499
Total		2,083

Software 5.16%
Blackline, Inc.*	8,274	296
HubSpot, Inc.*	6,045	398
Materialise NV ADR*	5,888	70
Paycom Software, Inc.*	7,052	482
Proofpoint, Inc.*	3,826	332
RingCentral, Inc. Class A*	5,279	193
Total		1,771

Specialty Retail 1.06%
Burlington Stores, Inc.*	2,056	189
Floor & Decor Holdings, Inc. Class A*	4,422	174
Total		363

Textiles, Apparel & Luxury Goods 1.25%
Canada Goose Holdings, Inc. (Canada)*(a)	21,753	430

Thrifts & Mortgage Finance 0.40%
WSFS Financial Corp.	3,056	138

		Fair
		Value
Investments	Shares	(000)
Trading Companies & Distributors 3.11%
Air Lease Corp.	9,043	$338
Beacon Roofing Supply, Inc.*	11,016	540
MRC Global, Inc.*	11,524	190
Total		1,068
Total Common Stocks (cost $28,970,463)		33,439

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 3.42%

Repurchase Agreement
Repurchase Agreement dated 6/30/2017, 0.12% due 7/3/2017 with Fixed Income Clearing Corp. collateralized by $1,170,000 of U.S. Treasury Note at 2.125% due 8/31/2020; value: $1,197,797; proceeds: $1,174,171 (cost $1,174,159)	$1,174	1,174
Total Investments in Securities 100.84% (cost $30,144,622)		34,613
Liabilities in Excess of Other Assets (0.84)%		(288)
Net Assets 100.00%		$34,325

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$33,439	$–	$–	$33,439
Repurchase Agreement	–	1,174	–	1,174
Total	$33,439	$1,174	$–	$34,613

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2017

ASSETS:
Investments in securities, at fair value (cost $30,144,622)	$34,612,746
Receivables:
Investment securities sold	739,219
Capital shares sold	12,085
From advisor (See Note 3)	14,649
Dividends	10,733
Total assets	35,389,432
LIABILITIES:
Payables:
Investment securities purchased	968,782
Management fee	21,159
Capital shares reacquired	6,785
Directors’ fees	1,869
Fund administration	1,129
Accrued expenses	64,403
Total liabilities	1,064,127
NET ASSETS	$34,325,305
COMPOSITION OF NET ASSETS:
Paid-in capital	$33,272,576
Accumulated net investment loss	(68,274)
Accumulated net realized loss on investments	(3,347,121)
Net unrealized appreciation on investments	4,468,124
Net Assets	$34,325,305
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	1,402,010
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$24.48

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2017

Investment income:
Dividends	$74,736
Interest	363
Total investment income	75,099
Expenses:
Management fee	118,011
Non 12b-1 service fees	39,410
Professional	20,779
Shareholder servicing	18,091
Custody	16,550
Fund administration	6,294
Reports to shareholders	5,697
Directors’ fees	393
Other	2,418
Gross expenses	227,643
Expense reductions (See Note 8)	(125)
Fees waived and expenses reimbursed (See Note 3)	(85,905)
Net expenses	141,613
Net investment loss	(66,514)
Net realized and unrealized gain:
Net realized gain on investments	954,521
Net change in unrealized appreciation/depreciation on investments	2,865,678
Net realized and unrealized gain	3,820,199
Net Increase in Net Assets Resulting From Operations	$3,753,685

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2017	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2016
Operations:
Net investment loss	$(66,514)	$(104,073)
Net realized gain (loss) on investments	954,521	(1,968,606)
Net change in unrealized appreciation/depreciation on investments	2,865,678	1,799,143
Net increase (decrease) in net assets resulting from operations	3,753,685	(273,536)
Capital share transactions (See Note 13):
Proceeds from sales of shares	5,122,483	15,087,712
Cost of shares reacquired	(3,155,610)	(15,091,059)
Net increase (decrease) in net assets resulting from capital share transactions	1,966,873	(3,347)
Net increase (decrease) in net assets	5,720,558	(276,883)
NET ASSETS:
Beginning of period	$28,604,747	$28,881,630
End of period	$34,325,305	$28,604,747
Accumulated net investment loss	$(68,274)	$(1,760)

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment operations:			from:

	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	realized	end of
	period	loss(a)	gain (loss)	operations	gain	period
6/30/2017(c)	$21.69	$(0.05)	$2.84	$ 2.79	$ –	$24.48
12/31/2016	22.28	(0.07)	(0.52)	(0.59)	–	21.69
12/31/2015	24.46	(0.14)	(1.86)	(2.00)	(0.18)	22.28
12/31/2014	23.74	(0.16)	1.03	0.87	(0.15)	24.46
12/31/2013	16.43	(0.16)	9.44	9.28	(1.97)	23.74
12/31/2012	15.68	(0.08)	1.98	1.90	(1.15)	16.43

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

10	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:

	Total
	expenses after
	waivers and/or		Net		Net assets,	Portfolio
Total	reimburse-	Total	investment		end of	turnover
return(b)	ments	expenses	loss		period	rate
(%)	(%)	(%)	(%)		(000)	(%)
12.86 (d)	0.45 (d)	0.72 (d)	(0.21	)(d)	$34,325	59.71 (d)
(2.60)	0.90	1.51	(0.34)		28,605	222.26
(8.21)	0.90	1.56	(0.56)		28,882	196.74
3.71	0.90	2.02	(0.68)		17,494	235.07
56.68	0.90	6.47	(0.72)		4,294	245.36
12.11	0.90	26.16	(0.48)		327	176.45

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Developing Growth Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2013 through December 31, 2016. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs

13

Notes to Financial Statements (unaudited)(continued)

refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended June 30, 2017, the effective management fee, net of waivers, was at an annualized rate of .20% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended June 30, 2017 and continuing through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 0.90%. This agreement may be terminated only upon the approval of the Board.

14

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

As of December 31, 2016, the Fund had a capital loss carryforward of $3,966,903, which will carry forward indefinitely.

As of June 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$30,479,361
Gross unrealized gain	4,581,344
Gross unrealized loss	(447,959)
Net unrealized security gain	$4,133,385

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

Purchases	Sales
$19,755,015	$18,458,396

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2017.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended June 30, 2017, the Fund engaged in cross-trades purchases of $68,606 and sales of $71,370, which resulted in net realized gains of $4,172.

15

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$1,174,159	$–	$1,174,159
Total	$1,174,159	$–	$1,174,159

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b))
Fixed Income Clearing Corp.	$1,174,159	$–	$–	$(1,174,159)	$–
Total	$1,174,159	$–	$–	$(1,174,159)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2017.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

16

Notes to Financial Statements (unaudited)(continued)

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended June 30, 2017, the Fund did not utilize the Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to limitations and conditions. During the six months ended June 30, 2017, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, liquidity, currency, political, information and other risks.

17

Notes to Financial Statements (unaudited)(concluded)

The Fund is also subject to risks from redemptions by large shareholders, cyber security and other risks in connection with the operations of the Fund’s service providers, and risks from market disruptions and geopolitical events.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2017 (unaudited	)	Year Ended December 31, 2016
Shares sold	219,231		738,518
Reinvestment of distributions	–		–
Shares reacquired	(135,903)		(716,390)
Increase	83,328		22,128

14.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes, are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is for periods ending after August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Fund, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Fund’s net assets or results of operations.

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc.
	Developing Growth Portfolio	SFDG-PORT-3 (08/17)

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Series Fund—Fundamental Equity Portfolio

For the six-month period ended June 30, 2017

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Fundamental Equity Portfolio
Semiannual Report

For the six-month period ended June 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Fundamental Equity Portfolio for the six-month period ended June 30, 2017. For additional information about the Fund, please visit our website at www.lordabbett. com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/17 – 6/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/17	6/30/17	1/1/17 - 6/30/17
Class VC
Actual	$1,000.00	$1,037.20	$5.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2017

Sector*	%**
Consumer Discretionary	6.81%
Consumer Staples	7.79%
Energy	9.44%
Financials	24.93%
Health Care	15.26%
Industrials	9.92%
Information Technology	9.65%
Materials	3.50%
Real Estate	2.74%
Telecommunication Services	2.14%
Utilities	4.97%
Repurchase Agreement	2.85%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.33%

Aerospace & Defense 1.96%
General Dynamics Corp.	37,949	$7,518

Airlines 0.88%
Delta Air Lines, Inc.	62,396	3,353

Banks 15.89%
Bank of America Corp.	397,854	9,652
Citigroup, Inc.	162,179	10,847
Citizens Financial Group, Inc.	156,241	5,575
Comerica, Inc.	52,824	3,869
East West Bancorp, Inc.	100,244	5,872
JPMorgan Chase & Co.	167,821	15,339
Signature Bank*	27,689	3,974
Webster Financial Corp.	64,059	3,345
Wells Fargo & Co.	43,012	2,383
Total		60,856

Beverages 2.24%
Coca-Cola Co. (The)	70,421	3,158
PepsiCo, Inc.	46,800	5,405
Total		8,563

Biotechnology 0.63%
Amgen, Inc.	6,058	1,043
Celgene Corp.*	10,518	1,366
Total		2,409

Building Products 1.19%
Johnson Controls International plc	105,096	4,557

Capital Markets 2.98%
Charles Schwab Corp. (The)	86,382	3,711
Goldman Sachs Group, Inc. (The)	13,377	2,968
Invesco Ltd.	134,311	4,727
Total		11,406

Chemicals 2.01%
Dow Chemical Co. (The)	121,750	7,679
Investments	Shares	Fair Value (000)
Communications Equipment 1.22%
Cisco Systems, Inc.	149,700	$4,686

Consumer Finance 0.62%
Discover Financial Services	38,240	2,378

Containers & Packaging 0.86%
Packaging Corp. of America	29,698	3,308

Diversified Telecommunication Services 2.15%
AT&T, Inc.	217,969	8,224

Electric: Utilities 3.94%
Duke Energy Corp.	71,995	6,018
NextEra Energy, Inc.	64,802	9,081
Total		15,099

Electrical Equipment 0.89%
AMETEK, Inc.	55,938	3,388

Electronic Equipment, Instruments & Components 0.72%
Corning, Inc.	91,568	2,752

Energy Equipment & Services 0.96%
Halliburton Co.	86,408	3,690

Equity Real Estate Investment Trusts 2.74%
Boston Properties, Inc.	33,280	4,094
Prologis, Inc.	47,043	2,758
Vornado Realty Trust	38,900	3,653
Total		10,505

Food & Staples Retailing 0.69%
CVS Health Corp.	14,402	1,159
Wal-Mart Stores, Inc.	19,539	1,478
Total		2,637

Food Products 1.98%
Kraft Heinz Co. (The)	25,984	2,225
Mondelez International, Inc. Class A	123,613	5,339
Total		7,564

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 2.70%
Abbott Laboratories	146,600	$7,126
Boston Scientific Corp.*	116,463	3,229
Total		10,355

Health Care Providers & Services 3.29%
Aetna, Inc.	41,204	6,256
Envision Healthcare Corp.*	21,508	1,348
UnitedHealth Group, Inc.	27,007	5,007
Total		12,611

Hotels, Restaurants & Leisure 2.58%
Carnival Corp.	87,715	5,752
Yum! Brands, Inc.	56,011	4,131
Total		9,883

Household Durables 0.81%
Lennar Corp. Class A	58,221	3,104

Household Products 1.84%
Clorox Co. (The)	17,030	2,269
Colgate-Palmolive Co.	37,700	2,795
Procter & Gamble Co. (The)	22,534	1,964
Total		7,028

Industrial Conglomerates 2.16%
General Electric Co.	138,600	3,744
Honeywell International, Inc.	34,085	4,543
Total		8,287

Information Technology Services 1.40%
Fidelity National Information Services, Inc.	44,796	3,825
Global Payments, Inc.	16,939	1,530
Total		5,355

Insurance 5.49%
Allstate Corp. (The)	81,200	7,181
American International Group, Inc.	49,156	3,073
Chubb Ltd. (Switzerland)(a)	49,900	7,255
Hartford Financial Services Group, Inc. (The)	66,563	3,499
Total		21,008
Investments	Shares	Fair Value (000)
Internet Software & Services 0.45%
Alphabet, Inc. Class A*	1,868	$1,737

Life Sciences Tools & Services 1.33%
Thermo Fisher Scientific, Inc.	29,130	5,082

Machinery 1.96%
Caterpillar, Inc.	5,503	592
Dover Corp.	36,975	2,966
ITT, Inc.	33,815	1,359
PACCAR, Inc.	39,340	2,598
Total		7,515

Media 2.35%
Comcast Corp. Class A	115,706	4,503
Walt Disney Co. (The)	42,141	4,478
Total		8,981

Metals & Mining 0.64%
Reliance Steel &
Aluminum Co.	33,672	2,452

Multi-Utilities 1.03%
Sempra Energy	35,049	3,952

Oil, Gas & Consumable Fuels 8.49%
Chevron Corp.	89,818	9,371
ConocoPhillips	87,400	3,842
Devon Energy Corp.	111,900	3,577
EOG Resources, Inc.	57,992	5,249
Exxon Mobil Corp.	122,327	9,876
Range Resources Corp.	26,098	605
Total		32,520

Pharmaceuticals 7.33%
Allergan plc	11,691	2,842
Johnson & Johnson	91,200	12,065
Merck & Co., Inc.	94,405	6,050
Novartis AG ADR	33,475	2,794
Pfizer, Inc.	128,700	4,323
Total		28,074

Road & Rail 0.90%
CSX Corp.	63,452	3,462

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2017

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 1.47%
Broadcom Ltd.	10,422	$2,429
Intel Corp.	56,222	1,897
Microchip Technology, Inc.	16,804	1,297
Total		5,623

Software 3.26%
Microsoft Corp.	67,464	4,650
Oracle Corp.	156,532	7,849
Total		12,499

Specialty Retail 1.09%
Burlington Stores, Inc.*	12,818	1,179
Lowe’s Cos., Inc.	38,606	2,993
Total		4,172

Technology Hardware, Storage & Peripherals 1.14%
Apple, Inc.	30,259	4,358

Tobacco 1.07%
Altria Group, Inc.	27,490	2,047
Philip Morris International, Inc.	17,580	2,065
Total		4,112
Total Common Stocks (cost $347,885,567)		372,742
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.86%

Repurchase Agreement
Repurchase Agreement dated 6/30/2017, 0.12% due 7/3/2017 with Fixed Income Clearing Corp. collateralized by $11,210,000 of U.S. Treasury Note at 1.375% due 9/30/2020; value: $11,171,482; proceeds: $10,948,497 (cost $10,948,387)	$10,948	$10,948
Total Investments in Securities 100.19% (cost $358,833,954)		383,690
Liabilities in Excess of Other Assets (0.19)%		(735)
Net Assets 100.00%		$382,955

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$372,742	$–	$–	$372,742
Repurchase Agreement	–	10,948	–	10,948
Total	$372,742	$10,948	$–	$383,690

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2017

ASSETS:
Investments in securities, at fair value (cost $358,833,954)	$383,689,603
Receivables:
Investment securities sold	2,126,786
Interest and dividends	410,579
Capital shares sold	13,782
From advisor (See Note 3)	9,196
Total assets	386,249,946
LIABILITIES:
Payables:
Investment securities purchased	2,575,193
Management fee	236,047
Capital shares reacquired	91,319
Directors’ fees	47,237
Fund administration	12,589
Accrued expenses	332,269
Total liabilities	3,294,654
NET ASSETS	$382,955,292
COMPOSITION OF NET ASSETS:
Paid-in capital	$333,073,626
Undistributed net investment income	1,983,121
Accumulated net realized gain on investments	23,042,896
Net unrealized appreciation on investments	24,855,649
Net Assets	$382,955,292
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	20,176,830
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$18.98

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2017

Investment income:
Dividends	$4,219,619
Interest	2,994
Total investment income	4,222,613
Expenses:
Management fee	1,428,789
Non 12b-1 service fees	476,244
Shareholder servicing	207,312
Fund administration	76,202
Professional	26,803
Reports to shareholders	16,896
Custody	6,774
Directors’ fees	4,813
Other	14,219
Gross expenses	2,258,052
Expense reductions (See Note 8)	(1,515)
Fees waived and expenses reimbursed (See Note 3)	(65,727)
Net expenses	2,190,810
Net investment income	2,031,803
Net realized and unrealized gain (loss):
Net realized gain on investments	24,284,359
Net change in unrealized appreciation/depreciation on investments	(12,256,742)
Net realized and unrealized gain	12,027,617
Net Increase in Net Assets Resulting From Operations	$14,059,420

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
Operations:
Net investment income	$2,031,803	$4,564,594
Net realized gain on investments	24,284,359	7,678,555
Net change in unrealized appreciation/depreciation on investments	(12,256,742)	39,219,549
Net increase in net assets resulting from operations	14,059,420	51,462,698
Distributions to shareholders from:
Net investment income	–	(4,325,749)
Net realized gain	–	(7,059,588)
Total distributions to shareholders	–	(11,385,337)
Capital share transactions (See Note 13):
Proceeds from sales of shares	10,006,677	248,253,422
Reinvestment of distributions	–	11,385,337
Cost of shares reacquired	(28,629,101)	(173,204,196)
Net increase (decrease) in net assets resulting from capital share transactions	(18,622,424)	86,434,563
Net increase (decrease) in net assets	(4,563,004)	126,511,924
NET ASSETS:
Beginning of period	$387,518,296	$261,006,372
End of period	$382,955,292	$387,518,296
Undistributed (distributions in excess of) net investment income	$1,983,121	$(48,682)

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
6/30/2017(c)	$18.30	$0.10	$0.58	$0.68	$–	$–	$–
12/31/2016	16.28	0.23	2.34	2.57	(0.21)	(0.34)	(0.55)
12/31/2015	18.61	0.16	(0.79)	(0.63)	(0.21)	(1.49)	(1.70)
12/31/2014	21.03	0.09	1.43	1.52	(0.10)	(3.84)	(3.94)
12/31/2013	17.61	0.05	6.18	6.23	(0.05)	(2.76)	(2.81)
12/31/2012	16.26	0.10	1.63	1.73	(0.10)	(0.28)	(0.38)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

		Total
		expenses
Net		after			Net
asset		waivers		Net	assets,	Portfolio
value,	Total	and/or reim-	Total	investment	end of	turnover
end of	return(b)	bursements	expenses	income	period	rate
period	(%)	(%)	(%)	(%)	(000)	(%)
$18.98	3.72 (d)	0.57 (d)	0.59 (d)	0.53 (d)	$382,955	63.70 (d)
18.30	15.74	1.15	1.20	1.36	387,518	131.92
16.28	(3.44)	1.15	1.21	0.90	261,006	135.25
18.61	7.14	1.15	1.19	0.43	442,860	131.55
21.03	35.76	1.15	1.18	0.26	465,208	86.75
17.61	10.58	1.15	1.19	0.60	314,022	78.16

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Fundamental Equity Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2013 through December 31, 2016. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable

13

Notes to Financial Statements (unaudited)(continued)

inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2017, the effective management fee, net of waivers, was at an annualized rate of .72% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended June 30, 2017 and continuing through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total

14

Notes to Financial Statements (unaudited)(continued)

net annual operating expenses to an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2017 and fiscal year ended December 31, 2016 was as follows:

Six Months Ended 6/30/2017 (unaudited)		Year Ended 12/31/2016
Distributions paid from:
Ordinary income	$–	$9,867,397
Net long-term capital gains	–	1,517,940
Total distributions paid	$–	$11,385,337

As of June 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$363,280,129
Gross unrealized gain	27,451,722
Gross unrealized loss	(7,042,248)
Net unrealized security gain	$20,409,474

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

Purchases	Sales
$238,514,696	$258,804,673

15

Notes to Financial Statements (unaudited)(continued)

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2017.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended June 30, 2017, the Fund engaged in cross-trades sales of $564,876, which resulted in realized gains of $36,024.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$10,948,387	$–	$10,948,387
Total	$10,948,387	$–	$10,948,387

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash		Securities
	of Assets and	Financial	Collateral		Collateral	Net
Counterparty	Liabilities	Instruments	Received	(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$10,948,387	$–	$–		$(10,948,387)	$–
Total	$10,948,387	$–	$–		$(10,948,387)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2017.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’

16

Notes to Financial Statements (unaudited)(continued)

fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended June 30, 2017, the Fund did not utilize the Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions. During the six months ended June 30, 2017, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund’s assessment of a company’s value

17

Notes to Financial Statements (unaudited)(concluded)

or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other investments.

The Fund is also subject to risks from redemptions by large shareholders, cyber security and other risks in connection with the operations of the Fund’s service providers, and risks from market disruptions and geopolitical events.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Six Months Ended
	June 30, 2017	Year Ended
	(unaudited )	December 31, 2016
Shares sold	535,507	15,238,804
Reinvestment of distributions	–	620,615
Shares reacquired	(1,533,201)	(10,720,561)
Increase (decrease)	(997,694)	5,138,858

14.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes, are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is for periods ending after August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Funds, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Funds’ net assets or results of operations.

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household. ” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett. com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Fundamental Equity Portfolio	SFFE-PORT-3 (08/17)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Growth and Income Portfolio

For the six-month period ended June 30, 2017

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth and Income Portfolio
Semiannual Report

For the six-month period ended June 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — Growth and Income Portfolio for the six-month period ended June 30, 2017. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/17 – 6/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/17	6/30/17	1/1/17 - 6/30/17
Class VC
Actual	$1,000.00	$1,039.20	$4.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2017

Sector*	%**
Consumer Discretionary	6.69%
Consumer Staples	7.95%
Energy	9.29%
Financials	25.69%
Health Care	14.85%
Industrials	9.92%
Information Technology	9.67%
Materials	3.46%
Real Estate	2.80%
Telecommunication Services	2.21%
Utilities	5.11%
Repurchase Agreement	2.36%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.65%

Aerospace & Defense 1.96%
General Dynamics Corp.	69,177	$13,704

Airlines 0.88%
Delta Air Lines, Inc.	114,666	6,162

Banks 16.66%
Bank of America Corp.	722,638	17,531
Citigroup, Inc.	295,016	19,731
Citizens Financial Group, Inc.	374,740	13,371
Comerica, Inc.	87,067	6,377
East West Bancorp, Inc.	184,943	10,834
JPMorgan Chase & Co.	306,765	28,038
Signature Bank*	49,015	7,035
Webster Financial Corp.	171,872	8,975
Wells Fargo & Co.	78,743	4,363
Total		116,255

Beverages 2.30%
Coca-Cola Co. (The)	127,316	5,710
PepsiCo, Inc.	89,300	10,313
Total		16,023

Biotechnology 0.63%
Amgen, Inc.	11,022	1,898
Celgene Corp.*	19,081	2,478
Total		4,376

Building Products 1.19%
Johnson Controls
International plc	191,336	8,296

Capital Markets 2.95%
Charles Schwab Corp. (The)	155,959	6,700
Goldman Sachs Group, Inc. (The)	24,150	5,359
Invesco Ltd.	242,682	8,540
Total		20,599

Chemicals 1.96%
Dow Chemical Co. (The)	216,931	13,682
Investments	Shares	Fair Value (000)
Communications Equipment 1.22%
Cisco Systems, Inc.	272,320	$8,524

Consumer Finance 0.62%
Discover Financial Services	69,873	4,345

Containers & Packaging 0.86%
Packaging Corp. of America	54,108	6,027

Diversified Telecommunication Services 2.21%
AT&T, Inc.	408,848	15,426

Electric: Utilities 3.89%
Duke Energy Corp.	127,999	10,700
NextEra Energy, Inc.	117,571	16,475
Total		27,175

Electrical Equipment 0.89%
AMETEK, Inc.	101,957	6,176

Electronic Equipment, Instruments & Components 0.72%
Corning, Inc.	167,322	5,028

Energy Equipment & Services 0.95%
Halliburton Co.	155,655	6,648

Equity Real Estate Investment Trusts 2.80%
Boston Properties, Inc.	51,896	6,384
Prologis, Inc.	85,735	5,028
Vornado Realty Trust	86,700	8,141
Total		19,553

Food & Staples Retailing 0.69%
CVS Health Corp.	26,347	2,120
Wal-Mart Stores, Inc.	35,593	2,694
Total		4,814

Food Products 2.06%
Kraft Heinz Co. (The)	47,144	4,038
Mondelez International, Inc. Class A	239,641	10,350
Total		14,388

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 2.69%
Abbott Laboratories	265,429	$12,903
Boston Scientific Corp.*	211,983	5,876
Total		18,779

Health Care Providers & Services 3.26%
Aetna, Inc.	73,784	11,203
Envision Healthcare Corp.*	39,177	2,455
UnitedHealth Group, Inc.	49,059	9,096
Total		22,754

Hotels, Restaurants & Leisure 2.45%
Carnival Corp.	154,749	10,147
Yum! Brands, Inc.	94,333	6,958
Total		17,105

Household Durables 0.81%
Lennar Corp. Class A	106,460	5,676

Household Products 1.83%
Clorox Co. (The)	31,183	4,155
Colgate-Palmolive Co.	68,300	5,063
Procter & Gamble Co. (The)	40,795	3,555
Total		12,773

Industrial Conglomerates 2.16%
General Electric Co.	252,233	6,813
Honeywell International, Inc.	61,747	8,230
Total		15,043

Information Technology Services 1.39%
Fidelity National Information Services, Inc.	81,133	6,929
Global Payments, Inc.	30,882	2,789
Total		9,718

Insurance 5.47%
Allstate Corp. (The)	147,400	13,036
American International Group, Inc.	89,337	5,585
Chubb Ltd. (Switzerland)(a)	90,656	13,180
Hartford Financial Services Group, Inc. (The)	120,597	6,340
Total		38,141
Investments	Shares	Fair Value (000)
Internet Software & Services 0.46%
Alphabet, Inc. Class A*	3,471	$3,227

Life Sciences Tools & Services 1.32%
Thermo Fisher Scientific, Inc.	52,807	9,213

Machinery 1.96%
Caterpillar, Inc.	10,067	1,082
Dover Corp.	67,265	5,396
ITT, Inc.	61,665	2,477
PACCAR, Inc.	71,243	4,705
Total		13,660

Media 2.34%
Comcast Corp. Class A	210,340	8,186
Walt Disney Co. (The)	76,629	8,142
Total		16,328

Metals & Mining 0.64%
Reliance Steel & Aluminum Co.	61,251	4,460

Multi-Utilities 1.21%
Sempra Energy	75,132	8,471

Oil, Gas & Consumable Fuels 8.34%
Chevron Corp.	154,401	16,109
ConocoPhillips	158,700	6,976
Devon Energy Corp.	220,800	7,059
EOG Resources, Inc.	103,468	9,366
Exxon Mobil Corp.	217,700	17,575
Range Resources Corp.	47,564	1,102
Total		58,187

Pharmaceuticals 6.96%
Allergan plc	21,357	5,192
Johnson & Johnson	146,873	19,430
Merck & Co., Inc.	170,974	10,958
Novartis AG ADR	60,976	5,089
Pfizer, Inc.	234,300	7,870
Total		48,539

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2017

Investments	Shares	Fair Value (000)
Road & Rail 0.89%
CSX Corp.	113,245	$6,179

Semiconductors & Semiconductor Equipment 1.47%
Broadcom Ltd.	19,092	4,449
Intel Corp.	102,214	3,449
Microchip Technology, Inc.	30,673	2,367
Total		10,265

Software 3.27%
Microsoft Corp.	122,743	8,460
Oracle Corp.	286,075	14,344
Total		22,804

Specialty Retail 1.09%
Burlington Stores, Inc.*	23,339	2,147
Lowe’s Cos., Inc.	70,432	5,461
Total		7,608

Technology Hardware, Storage & Peripherals 1.13%
Apple, Inc.	54,860	7,901

Tobacco 1.07%
Altria Group, Inc.	50,044	3,727
Philip Morris International, Inc.	32,057	3,765
Total		7,492
Total Common Stocks (cost $617,344,845)		681,524
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.36%

Repurchase Agreement
Repurchase Agreement dated 6/30/2017, 0.12% due 7/3/2017 with Fixed Income Clearing Corp. collateralized by $16,865,000 of U.S. Treasury Note at 1.375% due 1/31/2021; value: $16,797,742; proceeds: $16,466,245 (cost $16,466,080)	$16,466	$16,466
Total Investments in Securities 100.01% (cost $633,810,925)		697,990
Liabilities in Excess of Other Assets (0.01)%		(96)
Net Assets 100.00%		$697,894

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$681,524	$–	$–	$681,524
Repurchase Agreement	–	16,466	–	16,466
Total	$681,524	$16,466	$–	$697,990

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2017

ASSETS:
Investments in securities, at fair value (cost $633,810,925)	$697,990,163
Receivables:
Investment securities sold	3,870,606
Dividends	744,672
Capital shares sold	1,349,930
Prepaid expenses	784
Total assets	703,956,155
LIABILITIES:
Payables:
Investment securities purchased	4,758,383
Capital shares reacquired	87,040
Management fee	287,441
Directors’ fees	197,669
Fund administration	22,995
Accrued expenses	708,236
Total liabilities	6,061,764
NET ASSETS	$697,894,391
COMPOSITION OF NET ASSETS:
Paid-in capital	$581,725,210
Undistributed net investment income	4,503,128
Accumulated net realized gain on investments	47,486,815
Net unrealized appreciation on investments	64,179,238
Net Assets	$697,894,391
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	18,287,912
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$38.16

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2017

Investment income:
Dividends	$7,992,317
Interest	4,567
Total investment income	7,996,884
Expenses:
Management fee	1,761,492
Non 12b-1 service fees	880,467
Shareholder servicing	382,314
Fund administration	140,919
Reports to shareholders	40,910
Professional	35,391
Directors’ fees	8,926
Custody	6,827
Other	26,904
Gross expenses	3,284,150
Expense reductions (See Note 8)	(2,802)
Net expenses	3,281,348
Net investment income	4,715,536
Net realized and unrealized gain (loss):
Net realized gain on investments	49,985,985
Net change in unrealized appreciation/depreciation on investments	(27,184,586)
Net realized and unrealized gain	22,801,399
Net Increase in Net Assets Resulting From Operations	$27,516,935

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
Operations:
Net investment income	$4,715,536	$10,810,723
Net realized gain on investments	49,985,985	8,690,520
Net change in unrealized appreciation/depreciation on investments	(27,184,586)	91,213,658
Net increase in net assets resulting from operations	27,516,935	110,714,901
Distributions to shareholders from:
Net investment income	–	(10,267,052)
Net realized gain	–	(9,421,851)
Total distributions to shareholders	–	(19,688,903)
Capital share transactions (See Note 13):
Proceeds from sales of shares	12,419,134	19,444,471
Reinvestment of distributions	–	19,688,903
Cost of shares reacquired	(60,591,705)	(135,907,144)
Net decrease in net assets resulting from capital share transactions	(48,172,571)	(96,773,770)
Net decrease in net assets	(20,655,636)	(5,747,772)
NET ASSETS:
Beginning of period	$718,550,027	$724,297,799
End of period	$697,894,391	$718,550,027
Undistributed (distributions in excess of) net investment income	$4,503,128	$(212,408)

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2017(c)	$36.72	$0.25	$1.19	$1.44	$–	$–	$–
12/31/2016	32.21	0.52	4.99	5.51	(0.52)	(0.48)	(1.00)
12/31/2015	35.54	0.40	(1.43)	(1.03)	(0.44)	(1.86)	(2.30)
12/31/2014	33.24	0.22	2.33	2.55	(0.25)	–	(0.25)
12/31/2013	24.59	0.16	8.66	8.82	(0.17)	–	(0.17)
12/31/2012	22.15	0.22	2.46	2.68	(0.24)	–	(0.24)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$38.16	3.92	(d)	0.46	(d)	0.66	(d)	$697,894	57.07	(d)
36.72	17.11		0.94		1.54		718,550	97.53
32.21	(2.86)		0.94		1.15		724,298	105.13
35.54	7.65		0.93		0.65		882,379	121.75
33.24	35.90		0.92		0.54		1,011,786	87.90
24.59	12.09		0.91		0.94		964,703	72.59

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Growth and Income Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund’s Variable Contract class shares (“Class VC Shares”), are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2013 through December 30, 2016. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs

13

Notes to Financial Statements (unaudited)(continued)

refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2017, the effective management fee paid to Lord Abbett was at an annualized rate of .50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract

14

Notes to Financial Statements (unaudited)(continued)

owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2017 and fiscal year ended December 31, 2016 was as follows:

	Six Months Ended 6/30/2017 (unaudited)	Year Ended 12/31/2016
Distributions paid from:
Ordinary income	$–	$17,544,959
Net long-term capital gains	–	2,143,944
Total distributions paid	$–	$19,688,903

As of June 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$641,122,245
Gross unrealized gain	65,344,652
Gross unrealized loss	(8,476,734)
Net unrealized security gain	$56,867,918

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

Purchases	Sales
$396,412,718	$452,789,806

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2017.

15

Notes to Financial Statements (unaudited)(continued)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended June 30, 2017, the Fund engaged in cross-trades sales of $1,055,927, which resulted in realized gains of $61,734.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$16,466,080	$–	$16,466,080
Total	$16,466,080	$–	$16,466,080

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$16,466,080	$–	$–	$(16,466,080)	$–
Total	$16,466,080	$–	$–	$(16,466,080)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2017.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

16

Notes to Financial Statements (unaudited)(continued)

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended June 30, 2017, the Fund did not utilize the Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to limitations and conditions. During the six months ended June 30, 2017, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to its investments in multinational companies, foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information and other risks.

The Fund is also subject to risks from redemptions by large shareholders, cyber security and other risks in connection with the operations of the Fund’s service providers, and risks from market disruptions and geopolitical events.

17

Notes to Financial Statements (unaudited)(concluded)

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
Shares sold	331,781	565,181
Reinvestment of distributions	–	534,694
Shares reacquired	(1,613,898)	(4,015,682)
Decrease	(1,282,117)	(2,915,807)

14.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes, are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is for periods ending after August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Fund, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Fund’s net assets or results of operations.

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc. Growth and Income Portfolio	LASFGI-3 (08/17)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Growth Opportunities Portfolio

For the six-month period ended June 30, 2017

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth Opportunities Portfolio

Semiannual Report

For the six-month period ended June 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Growth Opportunities Portfolio for the six-month period ended June 30, 2017. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/17 – 6/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/17 -
	1/1/17	6/30/17	6/30/17
Class VC
Actual	$1,000.00	$1,123.70	$5.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2017

Sector*	%**
Consumer Discretionary	19.94%
Consumer Staples	2.90%
Financials	11.96%
Health Care	18.05%
Industrials	17.61%
Information Technology	22.11%
Materials	6.75%
Repurchase Agreement	0.68%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.66%

Banks 4.06%
Citizens Financial Group, Inc.	28,435	$1,014
First Republic Bank	15,691	1,571
Signature Bank*	9,175	1,317
Western Alliance Bancorp*	30,065	1,479
Total		5,381

Beverages 0.97%
Brown-Forman Corp. Class B	26,319	1,279

Biotechnology 2.59%
Clovis Oncology, Inc.*	1,900	178
Incyte Corp., Ltd.*	12,582	1,584
Repligen Corp.*	10,371	430
TESARO, Inc.*	5,255	735
Vertex Pharmaceuticals, Inc.*	3,948	509
Total		3,436

Building Products 2.46%
A.O. Smith Corp.	26,021	1,466
Masco Corp.	46,898	1,792
Total		3,258

Capital Markets 6.66%
CBOE Holdings, Inc.	14,943	1,366
E*TRADE Financial Corp.*	27,956	1,063
MarketAxess Holdings, Inc.	7,073	1,422
Moody’s Corp.	16,873	2,053
MSCI, Inc.	6,738	694
TD Ameritrade Holding Corp.	36,763	1,580
WisdomTree Investments, Inc.	62,593	637
Total		8,815

Chemicals 3.06%
CF Industries Holdings, Inc.	25,116	702
FMC Corp.	24,296	1,775
RPM International, Inc.	28,762	1,569
Total		4,046

Commercial Services & Supplies 1.23%
Cintas Corp.	12,904	1,626
Investments	Shares	Fair Value (000)
Construction Materials 1.39%
Vulcan Materials Co.	14,580	$1,847

Containers & Packaging 2.32%
Ball Corp.	36,504	1,541
Owens-Illinois, Inc.*	64,279	1,537
Total		3,078

Diversified Consumer Services 0.80%
Service Corp. International	31,826	1,065

Electrical Equipment 3.21%
AMETEK, Inc.	23,797	1,441
Hubbell, Inc.	10,993	1,244
Rockwell Automation, Inc.	9,630	1,560
Total		4,245

Electronic Equipment, Instruments & Components 0.98%
Trimble, Inc.*	36,357	1,297

Food Products 0.98%
Hershey Co. (The)	12,029	1,292

Health Care Equipment & Supplies 7.47%
C.R. Bard, Inc.	3,436	1,086
DENTSPLY SIRONA, Inc.	20,355	1,320
DexCom, Inc.*	19,706	1,442
Edwards Lifesciences Corp.*	15,552	1,839
Hologic, Inc.*	44,766	2,031
Intuitive Surgical, Inc.*	1,418	1,326
West Pharmaceutical Services, Inc.	9,013	852
Total		9,896

Health Care Providers & Services 2.81%
Centene Corp.*	9,300	743
Henry Schein, Inc.*	11,458	2,097
MEDNAX, Inc.*	14,627	883
Total		3,723

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 5.91%
Aramark	27,521	$1,128
Hyatt Hotels Corp. Class A*	11,804	663
Marriott International, Inc. Class A	12,927	1,297
Norwegian Cruise Line Holdings Ltd.*	24,292	1,319
Vail Resorts, Inc.	8,586	1,741
Wynn Resorts Ltd.	12,532	1,681
Total		7,829

Household Durables 1.26%
Mohawk Industries, Inc.*	6,930	1,675

Household Products 0.97%
Church & Dwight Co., Inc.	24,686	1,281

Industrial Conglomerates 1.48%
Roper Technologies, Inc.	8,486	1,965

Information Technology Services 7.66%
DXC Technology Co.	25,717	1,973
Euronet Worldwide, Inc.*	6,420	561
Fidelity National Information Services, Inc.	23,877	2,039
Global Payments, Inc.	21,652	1,956
Sabre Corp.	39,766	866
Total System Services, Inc.	30,642	1,785
Vantiv, Inc. Class A*	15,274	967
Total		10,147

Insurance 1.29%
Progressive Corp. (The)	38,677	1,705

Internet & Direct Marketing Retail 1.67%
Expedia, Inc.	14,824	2,208

Internet Software & Services 2.53%
Akamai Technologies, Inc.*	20,453	1,019
CoStar Group, Inc.*	6,109	1,610
Yelp, Inc.*	24,162	726
Total		3,355
Investments	Shares	Fair Value (000)
Leisure Products 1.06%
Hasbro, Inc.	12,621	$1,407

Life Sciences Tools & Services 3.41%
Agilent Technologies, Inc.	25,954	1,539
Charles River Laboratories International, Inc.*	6,476	655
Mettler-Toledo International, Inc.*	3,011	1,772
PerkinElmer, Inc.	7,977	544
Total		4,510

Machinery 7.49%
Fortive Corp.	24,343	1,542
IDEX Corp.	14,157	1,600
Ingersoll-Rand plc	20,543	1,878
Middleby Corp. (The)*	11,335	1,377
Nordson Corp.	10,857	1,317
Wabtec Corp.	24,167	2,211
Total		9,925

Media 1.31%
Scripps Networks Interactive, Inc. Class A	25,322	1,730

Multi-Line Retail 2.22%
Dollar General Corp.	23,892	1,722
Dollar Tree, Inc.*	17,372	1,215
Total		2,937

Pharmaceuticals 1.83%
Zoetis, Inc.	38,803	2,421

Road & Rail 1.80%
Genesee & Wyoming, Inc. Class A*	19,501	1,334
J.B. Hunt Transport Services, Inc.	11,474	1,048
Total		2,382

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2017

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 5.43%
Analog Devices, Inc.	25,915	$2,016
KLA-Tencor Corp.	11,607	1,062
Lam Research Corp.	4,431	627
Microchip Technology, Inc.	20,088	1,550
Skyworks Solutions, Inc.	20,198	1,938
Total		7,193

Software 5.58%
PTC, Inc.*	29,238	1,612
Red Hat, Inc.*	22,705	2,174
ServiceNow, Inc.*	19,542	2,071
Ultimate Software Group, Inc. (The)*	7,325	1,539
Total		7,396

Specialty Retail 3.27%
AutoZone, Inc.*	2,137	1,219
O’Reilly Automotive, Inc.*	7,013	1,534
Tiffany & Co.	2,342	220
Tractor Supply Co.	7,358	399
Ulta Salon, Cosmetics & Fragrance, Inc.*	3,346	961
Total		4,333

Textiles, Apparel & Luxury Goods 2.50%
Carter’s, Inc.	14,266	1,269
Hanesbrands, Inc.	88,101	2,040
Total		3,309
Total Common Stocks (cost $119,952,017)		131,992
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.68%

Repurchase Agreement
Repurchase Agreement dated 6/30/2017, 0.12% due 7/3/2017 with Fixed Income Clearing Corp. collateralized by $925,000 of U.S. Treasury Note at 1.375% due 9/30/2020; value: $921,822; proceeds: $903,755 (cost $903,746)	$904	$904
Total Investments in Securities 100.34% (cost $120,855,763)		132,896
Liabilities in Excess of Other Assets (0.34)%		(450)
Net Assets 100.00%		$132,446

*	Non-income producing security.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$131,992	$–	$–	$131,992
Repurchase Agreement	–	904	–	904
Total	$131,992	$904	$–	$132,896

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2017

ASSETS:
Investments in securities, at fair value (cost $120,855,763)	$132,895,710
Receivables:
Investment securities sold	1,029,033
Interest and dividends	31,373
Capital shares sold	3,041
From advisor (See Note 3)	18,123
Total assets	133,977,280
LIABILITIES:
Payables:
Investment securities purchased	1,103,248
Capital shares reacquired	141,560
Management fee	88,338
Directors’ fees	16,654
Fund administration	4,417
Accrued expenses	177,513
Total liabilities	1,531,730
NET ASSETS	$132,445,550
COMPOSITION OF NET ASSETS:
Paid-in capital	$117,591,082
Accumulated net investment loss	(162,048)
Accumulated net realized gain on investments	2,976,569
Net unrealized appreciation on investments	12,039,947
Net Assets	$132,445,550
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	9,854,807
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.44

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2017

Investment income:
Dividends	$569,653
Interest	236
Total investment income	569,889
Expenses:
Management fee	519,751
Non 12b-1 service fees	162,513
Shareholder servicing	71,170
Fund administration	25,988
Professional	23,414
Reports to shareholders	13,110
Custody	9,279
Directors’ fees	1,560
Other	4,859
Gross expenses	831,644
Expense reductions (See Note 8)	(520)
Fees waived and expenses reimbursed (See Note 3)	(116,466)
Net expenses	714,658
Net investment loss	(144,769)
Net realized and unrealized gain:
Net realized gain on investments	3,419,803
Net change in unrealized appreciation/depreciation on investments	11,901,318
Net realized and unrealized gain	15,321,121
Net Increase in Net Assets Resulting From Operations	$15,176,352

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
Operations:
Net investment loss	$(144,769)	$(266,854)
Net realized gain on investments	3,419,803	1,180,737
Net change in unrealized appreciation/depreciation on investments	11,901,318	(1,435,580)
Net increase (decrease) in net assets resulting from operations	15,176,352	(521,697)
Distributions to shareholders from:
Net realized gain	–	(736,893)
Capital share transactions (See Note 13):
Proceeds from sales of shares	4,215,414	141,471,322
Reinvestment of distributions	–	736,893
Cost of shares reacquired	(10,681,635)	(109,191,183)
Net increase (decrease) in net assets resulting from capital share transactions	(6,466,221)	33,017,032
Net increase in net assets	8,710,131	31,758,442
NET ASSETS:
Beginning of period	$123,735,419	$91,976,977
End of period	$132,445,550	$123,735,419
Accumulated net investment loss	$(162,048)	$(17,279)

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment loss(a)	Net realized and unrealized gain	Total from investment operations	Net realized gain	Net asset value, end of period
6/30/2017(c)	$11.96	$(0.01)	$1.49	$1.48	$–	$13.44
12/31/2016	11.88	(0.03)	0.18	0.15	(0.07)	11.96
12/31/2015	12.91	(0.06)	0.41	0.35	(1.38)	11.88
12/31/2014	15.25	(0.04)	0.95	0.91	(3.25)	12.91
12/31/2013	13.19	(0.08)	4.93	4.85	(2.79)	15.25
12/31/2012	12.23	(0.02)	1.75	1.73	(0.77)	13.19

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment loss (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
12.37	(d)	0.55	(d)	0.63	(d)	(0.11	)(d)	$132,446	42.43	(d)
1.23		1.13		1.33		(0.25)		123,735	155.06
2.72		1.20		1.31		(0.42)		91,977	125.17
6.07		1.20		1.32		(0.28)		87,234	197.85
37.08		1.20		1.31		(0.49)		98,244	120.75
14.10		1.20		1.31		(0.12)		89,376	138.33

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Growth Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2013 through December 31, 2016. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs

Notes to Financial Statements (unaudited)(continued)

refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.80%
Next $1 billion	.75%
Next $1 billion	.70%
Over $3 billion	.65%

For the six months ended June 30, 2017, the effective management fee, net of waivers, was at an annualized rate of .62% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended June 30, 2017 and continuing through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total

Notes to Financial Statements (unaudited)(continued)

net annual operating expenses to an annual rate of 1.10%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2017 and fiscal year ended December 31, 2016 was as follows:

	Six Months Ended
	6/30/2017	Year Ended
	(unaudited)	12/31/2016
Distributions paid from:
Net long-term capital gains	$–	$736,893
Total distributions paid	$–	$736,893

As of June 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$122,074,054
Gross unrealized gain	13,951,586
Gross unrealized loss	(3,129,930)
Net unrealized security gain	$10,821,656

The difference between book-basis and tax basis unrealized gains (losses) is attributable to wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

Purchases	Sales
$55,081,515	$60,578,372

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2017.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended June 30, 2017, the Fund engaged in cross-trades purchases of $256,839 and sales of $246,257, which resulted in net realized gains of $25,133.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$903,746	$–	$903,746
Total	$903,746	$–	$903,746

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$903,746	$–	$–	$(903,746)	$–
Total	$903,746	$–	$–	$(903,746)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2017.

16

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended June 30, 2017, the Fund did not utilize the Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions. During the six months ended June 30, 2017, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other

17

Notes to Financial Statements (unaudited)(concluded)

companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is also subject to risks from redemptions by large shareholders, cyber security and other risks in connection with the operations of the Fund’s service providers, and risks from market disruptions and geopolitical events.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2017	Year Ended
	(unaudited)	December 31, 2016
Shares sold	332,794	12,040,758
Reinvestment of distributions	–	59,571
Shares reacquired	(825,198)	(9,493,978)
Increase (decrease)	(492,404)	2,606,351

14.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes, are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is for periods ending after August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Funds, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Funds’ net assets or results of operations.

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc. Growth Opportunities Portfolio	LASFGO-3 (08/17)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—International Core Equity Portfolio

For the six-month period ended June 30, 2017

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

16	Notes to Financial Statements

24	Supplemental Information to Shareholders

Lord Abbett Series Fund — International Core Equity Portfolio
Semiannual Report

For the six-month period ended June 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — International Core Equity Portfolio for the six-month period ended June 30, 2017. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/17 – 6/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/17 -
	1/1/17	6/30/17	6/30/17
Class VC
Actual	$1,000.00	$1,113.90	$4.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2017

Sector*	%**
Consumer Discretionary	10.15%
Consumer Staples	9.25%
Energy	5.44%
Financials	25.52%
Health Care	10.31%
Industrials	14.56%
Information Technology	6.59%
Materials	4.87%
Real Estate	3.04%
Telecommunication Services	4.70%
Utilities	4.38%
Repurchase Agreement	1.19%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2017

		U.S. $
		Fair Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 98.00%

COMMON STOCKS 97.97%

Australia 2.49%

Airlines 0.68%
Qantas Airways Ltd.	97,251	$428

Equity Real Estate Investment Trusts 1.81%
Mirvac Group	691,130	1,131
Total Australia		1,559

Austria 1.23%

Banks
Erste Group Bank AG*	20,156	772

Brazil 2.28%

Electric: Utilities 0.59%
EDP-Energias do Brasil SA	86,500	371

Food Products 0.95%
Minerva SA	159,942	594

Health Care Providers & Services 0.74%
Qualicorp SA	53,200	461
Total Brazil		1,426

Canada 0.43%

Oil, Gas & Consumable Fuels
Seven Generations Energy Ltd. Class A*	15,800	271

China 1.40%

Construction & Engineering 0.43%
China Railway Group Ltd. H Shares	341,958	269

Oil, Gas & Consumable Fuels 0.97%
China Petroleum & Chemical Corp. H Shares	780,000	609
Total China		878
		U.S. $
		Fair Value
Investments	Shares	(000)
Denmark 1.82%

Banks 1.09%
Danske Bank A/S	17,766	$683

Diversified Telecommunication Services 0.73%
TDC A/S	77,788	453
Total Denmark		1,136

Finland 0.46%

Paper & Forest Products
UPM-Kymmene OYJ	10,033	286

France 12.05%

Auto Components 1.50%
Valeo SA	13,908	937

Automobiles 0.51%
Renault SA	3,515	318

Banks 3.36%
BNP Paribas SA	17,003	1,225
Societe Generale SA	16,347	879
		2,104

Construction & Engineering 1.35%
Vinci SA	9,876	843

Diversified Telecommunication Services 0.46%
Orange SA	18,127	288

Information Technology Services 0.99%
Atos SE	4,442	624

Machinery 0.44%
Alstom SA*	7,852	274

Oil, Gas & Consumable Fuels 1.61%
Total SA	20,361	1,007

Pharmaceuticals 0.67%
Sanofi	4,360	417

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

		U.S. $
		Fair Value
Investments	Shares	(000)
Textiles, Apparel & Luxury Goods 1.16%
LVMH Moet Hennessy Louis Vuitton SE	2,905	$724
Total France		7,536

Germany 9.06%

Hotels, Restaurants & Leisure 0.89%
TUI AG	38,373	559

Industrial Conglomerates 1.69%
Siemens AG Registered Shares	7,697	1,058

Insurance 2.17%
Allianz SE Registered Shares	6,887	1,356

Life Sciences Tools & Services 0.84%
MorphoSys AG*	7,444	528

Multi-Utilities 1.65%
RWE AG*	51,751	1,031

Pharmaceuticals 1.82%
Bayer AG Registered Shares	8,786	1,136
Total Germany		5,668

Hong Kong 2.49%

Industrial Conglomerates 1.28%
Jardine Strategic Holdings Ltd.	10,381	433
Shanghai Industrial Holdings Ltd.	123,000	364
		797

Real Estate Management & Development 1.21%
Hysan Development Co., Ltd.	159,000	758
Total Hong Kong		1,555

India 0.76%

Banks
ICICI Bank Ltd. ADR	53,161	477

Ireland 2.60%

Banks 1.52%
Bank of Ireland*	3,618,141	951
		U.S. $
		Fair Value
Investments	Shares	(000)
Commercial Banks 1.08%
Allied Irish Banks plc	119,100	$673
Total Ireland		1,624

Italy 5.59%

Banks 1.83%
UniCredit SpA*	61,341	1,145

Diversified Telecommunication Services 1.66%
Telecom Italia SpA*	1,123,000	1,036

Electric: Utilities 2.10%
Enel SpA	245,208	1,315
Total Italy		3,496

Japan 17.58%

Automobiles 0.89%
Honda Motor Co., Ltd.	20,500	558

Banks 1.96%
Mitsubishi UFJ Financial
Group, Inc.	182,223	1,223

Chemicals 3.53%
Asahi Kasei Corp.	35,335	379
Mitsubishi Chemical Holdings Corp.	129,500	1,071
Mitsubishi Gas Chemical Co., Inc.	29,900	631
Teijin Ltd.	6,500	125
		2,206

Construction & Engineering 1.08%
Obayashi Corp.	28,800	338
Taisei Corp.	37,000	338
		676

Distributors 0.67%
PALTAC Corp.	12,500	421

Diversified Financial Services 1.04%
ORIX Corp.	42,000	650

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2017

		U.S. $
		Fair Value
Investments	Shares	(000)
Household Durables 0.60%
Sony Corp.	9,800	$373

Insurance 1.45%
T&D Holdings, Inc.	59,800	909

Machinery 2.34%
Komatsu Ltd.	20,400	518
Makino Milling Machine Co., Ltd.	48,000	395
NTN Corp.	120,000	553
		1,466

Road & Rail 0.91%
Central Japan Railway Co.	3,500	570

Software 1.30%
Nintendo Co., Ltd.	2,427	813

Trading Companies & Distributors 0.85%
Mitsubishi Corp.	25,230	528

Wireless Telecommunication Services 0.96%
SoftBank Group Corp.	7,426	601
Total Japan		10,994

Macau 0.70%

Hotels, Restaurants & Leisure
Wynn Macau Ltd.	188,400	440

Netherlands 7.90%

Air Freight & Logistics 0.85%
PostNL NV	113,708	531

Banks 1.98%
ING Groep NV	71,711	1,237

Food & Staples Retailing 0.86%
Koninklijke Ahold Delhaize NV	28,141	538

Industrial Conglomerates 1.21%
Koninklijke Philips NV	21,385	759

Insurance 1.65%
ASR Nederland NV	17,169	579
		U.S. $
		Fair Value
Investments	Shares	(000)
NN Group NV	12,712	$452
		1,031

Oil, Gas & Consumable Fuels 1.35%
Royal Dutch Shell plc B Shares	31,479	846
Total Netherlands		4,942

New Zealand 0.71%

Health Care Providers & Services
Metlifecare Ltd.	112,332	442

Norway 1.11%

Commercial Banks 0.26%
Sparebank 1 Oestlandet*	17,266	163

Metals & Mining 0.85%
Norsk Hydro ASA	95,301	528
Total Norway		691

Singapore 0.78%

Food Products
Wilmar International Ltd.	199,900	486

South Korea 2.91%

Diversified Telecommunication Services 0.86%
KT Corp. ADR	32,167	535

Food & Staples Retailing 0.52%
E-MART, Inc.	1,586	325

Technology Hardware, Storage & Peripherals 1.53%
Samsung Electronics Co., Ltd.	462	960
Total South Korea		1,820

Spain 3.03%

Banks 1.22%
Banco Bilbao Vizcaya
Argentaria SA	92,356	766

Construction & Engineering 0.81%
Sacyr SA*	190,251	504

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

		U.S. $
		Fair Value
Investments	Shares	(000)
Oil, Gas & Consumable Fuels 1.00%
Repsol SA	40,744	$624
Total Spain		1,894

Sweden 0.53%

Machinery
Volvo AB B Shares	19,280	329

Switzerland 7.14%

Food Products 2.60%
Nestle SA Registered Shares	18,688	1,627

Insurance 1.17%
Swiss Life Holding AG Registered Shares*	2,173	733

Pharmaceuticals 3.37%
Roche Holding AG	8,277	2,108
Total Switzerland		4,468

Taiwan 2.70%

Electronic Equipment, Instruments & Components 1.82%
Hon Hai Precision Industry Co., Ltd.	295,935	1,138

Semiconductors & Semiconductor Equipment 0.88%
Advanced Semiconductor Engineering, Inc.	430,682	553
Total Taiwan		1,691

United Kingdom 8.14%

Auto Components 1.55%
GKN plc	227,955	968

Banks 1.53%
Royal Bank of Scotland Group plc*	296,489	955

Beverages 0.65%
Coca-Cola European Partners plc	10,083	409
		U.S. $
		Fair Value
Investments	Shares	(000)
Hotels, Restaurants & Leisure 1.59%
Compass Group plc	47,300	$998

Personal Products 1.04%
Unilever NV CVA	11,749	648

Tobacco 1.78%
British American Tobacco plc	16,310	1,112
Total United Kingdom		5,090

United States 2.08%

Biotechnology
Shire plc	23,596	1,302
Total Common Stocks (cost $55,671,168)		61,273

RIGHTS 0.03%

Spain

Oil, Gas & Consumable Fuels
Repsol SA(a) (cost $19,432)	40,744	19
Total Investments in Long-Term 98.00% (cost $55,690,600)		61,292

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2017

	Principal	U.S. $
	Amount	Fair Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.18%

Repurchase Agreement
Repurchase Agreement dated 6/30/2017, 0.12% due 7/3/2017 with Fixed Income Clearing Corp. collateralized by $760,000 of U.S. Treasury Note at 1.375% due 8/31/2020; value: $758,687; proceeds: $739,256 (cost $739,249)	$739	$739
Total Investments in Securities 99.18% (cost $56,429,849)		62,031
Foreign Cash and Other Assets in Excess of Liabilities 0.82%		515
Net Assets 100.00%		$62,546

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement
*	Non-income producing security.
(a)	Strike price of $0 and expiration date of 7/6/2017.

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2017

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$61,273	$–	$–	$61,273
Right	19	–	–	19
Repurchase Agreement	–	739	–	739
Total	$61,292	$739	$–	$62,031

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.

See Notes to Financial Statements.	9

Statement of Assets and Liabilities (unaudited)

June 30, 2017

ASSETS:
Investments in securities, at fair value (cost $56,429,849)	$62,031,098
Foreign cash, at value (cost $415,479)	413,239
Receivables:
Dividends	178,334
Investment securities sold	174,339
From advisor (See Note 3)	25,290
Total assets	62,822,300
LIABILITIES:
Payables:
Investment securities purchased	95,720
Capital shares reacquired	51,434
Management fee	38,928
Directors’ fees	4,625
Fund administration	2,076
Accrued expenses	83,888
Total liabilities	276,671
NET ASSETS	$62,545,629
COMPOSITION OF NET ASSETS:
Paid-in capital	$63,404,546
Undistributed net investment income	787,992
Accumulated net realized loss on investments and foreign currency related transactions	(7,248,790)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	5,601,881
Net Assets	$62,545,629
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	3,805,462
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$16.44

10	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2017

Investment income:
Dividends (net of foreign withholding taxes of $135,696)	$1,106,843
Interest	53
Total investment income	1,106,896
Expenses:
Management fee	229,977
Non 12b-1 service fees	76,706
Shareholder servicing	33,029
Professional	27,337
Custody	20,706
Fund administration	12,266
Reports to shareholders	10,379
Directors’ fees	752
Other	4,618
Gross expenses	415,770
Expense reductions (See Note 8)	(245)
Fees waived and expenses reimbursed (See Note 3)	(148,752)
Net expenses	266,773
Net investment income	840,123
Net realized and unrealized gain (loss):
Net realized gain on investments	1,717,407
Net realized loss on foreign currency related transactions	(5,829)
Net change in unrealized appreciation/depreciation on investments	4,090,722
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	5,359
Net realized and unrealized gain	5,807,659
Net Increase in Net Assets Resulting From Operations	$6,647,782

See Notes to Financial Statements.	11

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2017	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2016
Operations:
Net investment income	$840,123	$1,416,990
Net realized gain (loss) on investments and foreign currency related transactions	1,711,578	(4,234,373)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,096,081	1,851,263
Net increase (decrease) in net assets resulting from operations	6,647,782	(966,120)
Distributions to shareholders from:
Net investment income	–	(1,555,460)
Total distributions to shareholders	–	(1,555,460)
Capital share transactions (See Note 13)
Proceeds from sales of shares	971,117	3,545,976
Reinvestment of distributions	–	1,555,460
Cost of shares reacquired	(4,102,373)	(3,775,290)
Net increase (decrease) in net assets resulting from capital share transactions	(3,131,256)	1,326,146
Net increase (decrease) in net assets	3,516,526	(1,195,434)
NET ASSETS:
Beginning of period	$59,029,103	$60,224,537
End of period	$62,545,629	$59,029,103
Undistributed (distributions in excess of) net investment income	$787,992	$(52,131)

12	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Return
	beginning	ment	unrealized	opera-	investment	realized	of
	of period	income(a)	gain (loss)	tions	income	gain	capital
6/30/2017(c)	$14.75	$0.21	$1.48	$1.69	$–	$–	$–
12/31/2016	15.42	0.36	(0.63)	(0.27)	(0.40)	–	–
12/31/2015	15.95	0.30	(0.59)	(0.29)	(0.23)	–	(0.01)
12/31/2014	18.38	0.26	(1.99)	(1.73)	(0.18)	(0.52)	–
12/31/2013	15.31	0.22	3.32	3.54	(0.24)	(0.23)	–
12/31/2012	13.48	0.29	1.75	2.04	(0.21)	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:			Supplemental Data:

			Total
			expenses
	Net		after			Net
	asset		waivers		Net	assets,	Portfolio
Total	value,	Total	and/or reim-	Total	investment	end of	turnover
distri-	end of	return(b)	bursements	expenses	income	period	rate
butions	period	(%)	(%)	(%)	(%)	(000)	(%)
$–	$16.44	11.39 (d)	0.43 (d)	0.67 (d)	1.36 (d)	$62,546	71.82 (d)
(0.40)	14.75	(1.74)	0.87	1.39	2.43	59,029	190.31
(0.24)	15.42	(1.78)	0.87	1.43	1.84	60,225	59.93
(0.70)	15.95	(9.47)	0.87	1.59	1.49	52,629	57.80
(0.47)	18.38	23.16	0.87	2.02	1.31	31,923	56.36
(0.21)	15.31	15.13	0.87	3.81	2.03	9,945	78.47

See Notes to Financial Statements.	15

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers International Core Equity Portfolio (the “Fund”).

The Fund’s investment objective is to seek long-term capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2013 through December 31, 2016. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on foreign currency related transactions in the Fund’s Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2017, the effective management fee, net of waivers, was at an annualized rate of .26% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended June 30, 2017 and continuing through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .87%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2017 and fiscal year ended December 31, 2016 was as follows:

	Six Months Ended
	6/30/2017	Year Ended
	(unaudited)	12/31/2016
Distributions paid from:
Ordinary income	$–	$1,555,460
Total distributions paid	$–	$1,555,460

As of December 31, 2016, the Fund had a capital loss carryforward of $8,417,878, which will carry forward indefinitely.

As of June 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$57,011,458
Gross unrealized gain	5,591,880
Gross unrealized loss	(572,240)
Net unrealized security gain	$5,019,640

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

Purchases	Sales
$43,351,313	$45,682,079

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2017.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended June 30, 2017, the Fund engaged in cross-trades purchases of $86,074 and sales of $131,156, which resulted in net realized gains of $16,407.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of

Notes to Financial Statements (unaudited)(continued)

financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$739,249	$–	$739,249
Total	$739,249	$–	$739,249

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$739,249	$–	$–	$(739,249)	$–
Total	$739,249	$–	$–	$(739,249)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2017.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended June 30, 2017, the Fund did not utilize the Facility.

Notes to Financial Statements (unaudited)(continued)

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions. During the six months ended June 30, 2017, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

Large company value stocks, in which the Fund invests, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks.

The Fund is subject to the risks of investing in foreign securities and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries.

The Fund is also subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

The Fund is also subject to risk from redemptions by large shareholders, cyber security and other risks in connection with the operations of the Fund’s service providers, and risks from market disruptions and geopolitical events.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2017	Year Ended
	(unaudited )	December 31, 2016
Shares sold	63,180	241,082
Reinvestment of distributions	–	105,670
Shares reacquired	(258,491)	(250,444)
Increase (decrease)	(195,311)	96,308

Notes to Financial Statements (unaudited)(concluded)

14.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes, are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is for periods ending after August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Fund, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Fund’s net assets or results of operations.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. International Core Equity Portfolio	SFICE-3 (08/17)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—International Opportunities Portfolio

For the six-month period ended June 30, 2017

1	A Letter to Shareholders
2	Information About Your Fund’s Expenses and Holdings Presented by Sector
4	Schedule of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
21	Supplemental Information to Shareholders

Lord Abbett Series Fund — International Opportunities Portfolio
Semiannual Report

For the six-month period ended June 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — International Opportunities Portfolio for the six-month period ended June 30, 2017. For additional information about the Fund, please visit our website at www.lordabbett. com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/17 – 6/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/17 -
	1/1/17	6/30/17	6/30/17
Class VC
Actual	$1,000.00	$1,201.50	$6.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2017

Sector*	%**
1.41%
Consumer Discretionary	17.59%
Consumer Staples	5.15%
Energy	3.47%
Financials	15.97%
Health Care	4.70%
Industrials	19.29%
Information Technology	12.38%
Materials	7.46%
Real Estate	7.71%
Telecommunication Services	1.69%
Utilities	3.18%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2017

		U.S. $
		Fair Value
Investments	Shares	(000)
COMMON STOCKS 99.47%

Australia 2.01%

Electric: Utilities 1.13%
AusNet Services	453,815	$605

Household Durables 0.88%
GUD Holdings Ltd.	47,841	475
Total Australia		1,080

Canada 5.15%

Electric: Utilities 1.02%
Emera, Inc.	14,700	547

Metals & Mining 0.83%
Hudbay Minerals, Inc.	76,502	442

Oil, Gas & Consumable Fuels 2.50%
Africa Oil Corp.*	200,232	299
Canacol Energy Ltd.*	140,100	463
Vermilion Energy, Inc.	9,600	305
Whitecap Resources, Inc.	38,500	275
		1,342

Paper & Forest Products 0.80%
Interfor Corp.*	30,000	430
Total Canada		2,761

China 0.80%

Consumer Finance 0.57%
China Rapid Finance
Ltd. ADR*	53,572	306

Energy Equipment & Services 0.23%
Hilong Holding Ltd.	710,000	123
Total China		429

Finland 1.85%

Machinery 0.86%
Outotec OYJ*	67,043	461
		U.S. $
		Fair Value
Investments	Shares	(000)
Trading Companies & Distributors 0.99%
Cramo OYJ	17,727	$530
Total Finland		991

France 7.61%

Building Products 0.75%
Tarkett SA	8,643	401

Construction Materials 0.75%
Vicat SA	5,688	401

Health Care Providers & Services 1.32%
Korian SA	20,653	705

Hotels, Restaurants & Leisure 1.43%
Elior Group†	26,473	769

Information Technology Services 1.04%
Altran Technologies SA	34,074	555

Life Sciences Tools & Services 0.34%
Genfit*	5,356	183

Real Estate Management & Development 0.78%
Nexity SA*	7,222	420

Specialty Retail 1.20%
Maisons du Monde SA*†	16,576	645
Total France		4,079

Germany 5.31%

Industrial Conglomerates 1.56%
Rheinmetall AG	8,830	838

Internet Software & Services 0.79%
XING AG	1,583	422

Life Sciences Tools & Services 1.52%
Gerresheimer AG	6,615	532
MorphoSys AG*	3,991	283
		815

Machinery 0.70%
Deutz AG	44,452	375

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

		U.S. $
		Fair Value
Investments	Shares	(000)
Real Estate Management & Development 0.74%
PATRIZIA Immobilien AG*	21,026	$397
Total Germany		2,847

Hong Kong 3.11%

Communications Equipment 1.18%
VTech Holdings Ltd.	39,900	632

Diversified Telecommunication Services 0.73%
HKBN Ltd.	393,380	393

Paper & Forest Products 1.20%
Lee & Man Paper Manufacturing Ltd.	690,000	641
Total Hong Kong		1,666

India 3.36%

Consumer Finance 1.10%
Bharat Financial Inclusion Ltd.*	52,998	591

Information Technology Services 0.62%
Vakrangee Ltd.	49,819	332

Real Estate Management & Development 0.76%
Housing Development & Infrastructure Ltd.*	309,961	408

Thrifts & Mortgage Finance 0.88%
Dewan Housing Finance Corp., Ltd.	69,264	469
Total India		1,800

Indonesia 1.47%

Banks 1.12%
Bank Tabungan Negara Persero Tbk PT	3,084,696	603

Consumer Finance 0.35%
PT Clipan Finance Indonesia Tbk*	8,129,400	187
Total Indonesia		790
		U.S. $
		Fair Value
Investments	Shares	(000)
Ireland 4.58%

Beverages 0.40%
C&C Group plc	58,343	$214

Equity Real Estate Investment Trusts 1.10%
Hibernia REIT plc	373,745	587

Food Products 0.63%
Origin Enterprises plc	46,581	340

Health Care Providers & Services 1.00%
UDG Healthcare plc	47,501	536

Household Durables 1.45%
Cairn Homes plc*	451,756	776
Total Ireland		2,453

Israel 2.62%

Chemicals 0.98%
Frutarom Industries Ltd.	7,536	526

Electronic Equipment, Instruments & Components 0.93%
Orbotech Ltd.*	15,276	498

Semiconductors & Semiconductor Equipment 0.71%
Tower Semiconductor Ltd.*	15,908	380
Total Israel		1,404

Italy 5.37%

Beverages 0.99%
Davide Campari-Milano SpA	75,100	529

Capital Markets 1.33%
Anima Holding SpA†	99,047	710

Construction Materials 0.71%
Buzzi Unicem SpA	15,348	382

Electrical Equipment 0.76%
Prysmian SpA	13,894	409

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2017

		U.S. $
		Fair Value
Investments	Shares	(000)
Textiles, Apparel & Luxury Goods 1.58%
Brunello Cucinelli SpA	19,983	$525
Moncler SpA	13,713	321
		846
Total Italy		2,876

Japan 23.13%

Banks 0.91%
Shinsei Bank Ltd.	280,000	488

Beverages 1.14%
Coca-Cola Bottlers Japan, Inc.	21,100	610

Chemicals 0.54%
KH Neochem Co., Ltd.	15,000	287

Construction & Engineering 1.39%
SHO-BOND Holdings Co., Ltd.	14,800	746

Containers & Packaging 0.57%
Fuji Seal International, Inc.	11,000	303

Electronic Equipment, Instruments & Components 0.25%
Taiyo Yuden Co., Ltd.	8,400	132

Equity Real Estate Investment Trusts 1.32%
GLP J-Reit	473	509
Hulic Reit, Inc.	128	200
		709

Food & Staples Retailing 1.05%
Sundrug Co., Ltd.	15,100	563

Food Products 0.91%
Nichirei Corp.	17,400	487

Health Care Providers & Services 0.50%
Japan Lifeline Co., Ltd.	6,300	266

Hotels, Restaurants & Leisure 2.13%
HIS Co., Ltd.	21,800	656
St. Marc Holdings Co., Ltd.	15,900	486
		1,142
		U.S. $
		Fair Value
Investments	Shares	(000)
Information Technology Services 2.03%
NS Solutions Corp.	24,200	$575
Obic Co., Ltd.	8,400	515
		1,090

Machinery 4.79%
CKD Corp.	17,600	268
DMG Mori Co., Ltd.	40,000	655
Nabtesco Corp.	18,600	540
Takeuchi Manufacturing Co., Ltd.	33,600	614
Tsubakimoto Chain Co.	57,000	491
		2,568

Professional Services 0.70%
en-japan, Inc.	14,500	377

Real Estate Management & Development 1.13%
Kenedix, Inc.	128,700	606

Semiconductors & Semiconductor Equipment 0.93%
Sumco Corp.	34,500	499

Software 0.76%
Trend Micro, Inc.	7,900	407

Specialty Retail 1.13%
United Arrows Ltd.	18,700	606

Wireless Telecommunication Services 0.95%
Okinawa Cellular Telephone Co.	15,200	509
Total Japan		12,395

Luxembourg 1.37%

Machinery 0.25%
Stabilus SA	1,738	135

Multi-Line Retail 1.12%
B&M European Value Retail SA	135,328	597
Total Luxembourg		732

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

		U.S. $
		Fair Value
Investments	Shares	(000)
Mexico 1.31%

Banks
Banco del Bajio SA*†	399,300	$704

Netherlands 4.11%

Air Freight & Logistics 0.95%
PostNL NV	108,657	507

Hotels, Restaurants & Leisure 0.94%
Basic-Fit NV*†	28,353	507

Insurance 1.23%
ASR Nederland NV	19,549	659

Machinery 0.99%
Aalberts Industries NV	13,278	529
Total Netherlands		2,202

Philippines 1.69%

Banks 1.00%
Rizal Commercial Banking Corp.	114,550	133
Security Bank Corp.	93,560	402
		535

Real Estate Management & Development 0.69%
Filinvest Land, Inc.	11,227,500	372
Total Philippines		907

Portugal 1.02%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	174,176	545

South Korea 2.16%

Auto Components 1.04%
Mando Corp.	2,491	560

Insurance 1.12%
ING Life Insurance Korea Ltd.*†	20,117	598
Total South Korea		1,158
		U.S. $
		Fair Value
Investments	Shares	(000)
Spain 2.17%

Equity Real Estate Investment Trusts 1.14%
Hispania Activos Inmobiliarios SOCIMI SA	36,986	$612

Household Durables 1.03%
Neinor Homes SLU*†	26,183	554
Total Spain		1,166

Sweden 4.36%

Commercial Services & Supplies 3.23%
Bravida Holding AB†	94,053	687
Intrum Justitia AB	10,126	344
Loomis AB Class B	19,582	702
		1,733

Consumer Finance 1.13%
Hoist Finance AB†	58,937	603
Total Sweden		2,336

Switzerland 0.68%

Household Durables
Forbo Holding AG Registered Shares	224	367

Taiwan 1.23%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	105,000	378
Visual Photonics Epitaxy Co., Ltd.	140,000	281
		659

United Kingdom 10.82%

Capital Markets 3.05%
Jupiter Fund Management plc	50,300	331
Man Group plc	377,260	761
TP ICAP plc	89,456	544
		1,636

Consumer Finance 0.79%
Arrow Global Group plc	80,336	424

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

June 30, 2017

		U.S. $
		Fair Value
Investments	Shares	(000)
Electronic Equipment, Instruments & Components 0.24%
accesso Technology Group plc*	5,532	$126

Household Durables 1.28%
Bovis Homes Group plc	28,345	353
Countryside Properties plc†	75,513	335
		688

Internet & Direct Marketing Retail 1.07%
ASOS plc*	7,657	573

Machinery 1.26%
Bodycote plc	34,434	338
Concentric AB	20,708	339
		677

Media 0.51%
Huntsworth plc	360,376	272

Metals & Mining 1.06%
Hill & Smith Holdings plc	31,518	567

Oil, Gas & Consumable Fuels 0.71%
Tullow Oil plc*	195,196	383

Semiconductors & Semiconductor Equipment 0.75%
IQE plc*	367,490	402

Software 0.10%
Alfa Financial Software Holdings plc*†	8,800	53
Total United Kingdom		5,801
		U.S. $
		Fair Value
Investments	Shares	(000)
United States 1.18%

Exchange- Traded Funds 0.41%
VanEck Vectors Junior Gold Miners	6,568	$219

Semiconductors & Semiconductor Equipment 0.77%
CEVA, Inc.*	9,057	412
Total United States		631

Vietnam 1.00%

Closed-Ended Fund
VinaCapital Vietnam Opportunity Fund Ltd.*	139,591	535
Total Investments in Common Stock 99.47% (cost $46,230,637)		53,314
Foreign Cash and Other Assets in Excess of Liabilities 0.53%		282
Net Assets 100.00%		$53,596

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$53,314	$–	$–	$53,314
Total	$53,314	$–	$–	$53,314

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2017

ASSETS:
Investments in securities, at fair value (cost $46,230,637)	$53,313,863
Foreign cash, at value (cost $250,380)	255,487
Receivables:
Investment securities sold	919,270
Dividends	111,969
Capital shares sold	87,473
From advisor (See Note 3)	10,619
Prepaid expenses	5
Total assets	54,698,686
LIABILITIES:
Payables:
Investment securities purchased	900,675
Management fee	33,615
Capital shares reacquired	17,246
To bank	16,329
Directors’ fees	7,741
Fund administration	1,793
Accrued expenses	125,331
Total liabilities	1,102,730
NET ASSETS	$53,595,956
COMPOSITION OF NET ASSETS:
Paid-in capital	$45,232,616
Undistributed net investment income	142,790
Accumulated net realized gain on investments and foreign currency related transactions	1,129,739
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	7,090,811
Net Assets	$53,595,956
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	5,726,647
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$9.36

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2017

Investment income:
Dividends (net of foreign withholding taxes of $71,243)	$586,062
Interest	381
Total investment income	586,443
Expenses:
Management fee	182,335
Non 12b-1 service fees	60,885
Custody	32,033
Shareholder servicing	31,252
Professional	30,096
Reports to shareholders	10,926
Fund administration	9,725
Directors’ fees	573
Other	4,141
Gross expenses	361,966
Expense reductions (See Note 8)	(194)
Fees waived and expenses reimbursed (See Note 3)	(70,037)
Net expenses	291,735
Net investment income	294,708
Net realized and unrealized gain (loss):
Net realized gain on investments (net of foreign capital gains tax of $8,995)	3,187,122
Net realized loss on foreign currency related transactions	(7,481)
Net change in unrealized appreciation/depreciation on investments	5,425,823
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	9,979
Net realized and unrealized gain	8,615,443
Net Increase in Net Assets Resulting From Operations	$8,910,151

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2017	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2016
Operations:
Net investment income	$294,708	$457,593
Net realized gain (loss) on investments and foreign currency related transactions	3,179,641	(310,960)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	5,435,802	(2,656,680)
Net increase (decrease) in net assets resulting from operations	8,910,151	(2,510,047)
Distributions to shareholders from:
Net investment income	—	(435,134)
Total distributions to shareholders	—	(435,134)
Capital share transactions (See Note 13):
Proceeds from sales of shares	13,379,422	11,437,768
Reinvestment of distributions	—	435,134
Cost of shares reacquired	(11,698,166)	(19,741,659)
Net increase (decrease) in net assets resulting from capital share transactions	1,681,256	(7,868,757)
Net increase (decrease) in net assets	10,591,407	(10,813,938)
NET ASSETS:
Beginning of period	$43,004,549	$53,818,487
End of period	$53,595,956	$43,004,549
Undistributed (distributions in excess of) net investment income	$142,790	$(151,918)

See Notes to Financial Statements.	11

Financial Highlights

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:

				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	oper-	investment	realized	distri-
	of period	income(a)	gain (loss)	ations	income	gain	butions
6/30/2017(c)	$ 7.79	$0.05	$ 1.52	$1.57	$ —	$—	$—
12/31/2016	8.22	0.08	(0.43)	(0.35)	(0.08)	—	(0.08)
12/31/2015	8.07	0.06	0.83	0.89	(0.07)	(0.67)	(0.74)
12/31/2014	10.08	0.09	(0.64)	(0.55)	(0.13)	(1.33)	(1.46)
12/31/2013	8.48	0.09	2.56	2.65	(0.19)	(0.86)	(1.05)
12/31/2012	7.30	0.12	1.37	1.49	(0.17)	(0.14)	(0.31)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

12	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

		Total
		expenses
Net		after
asset		waivers		Net	Net	Portfolio
value,	Total	and/or	Total	investment	assets, end	turnover
end of	return	reimbursements	expenses	income	of period	rate
period	(%)(b)	(%)	(%)	(%)	(000)	(%)
$ 9.36	20.15 (d)	0.59 (d)	0.74 (d)	0.60 (d)	$53,596	40.11 (d)
7.79	(4.28)	1.20	1.57	0.97	43,005	84.36
8.22	11.10	1.20	1.52	0.73	53,818	87.07
8.07	(5.76)	1.20	1.49	0.90	48,508	64.58
10.08	31.70	1.20	1.44	0.93	57,067	89.28
8.48	20.38	1.20	1.42	1.44	49,131	100.44

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers International Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

14

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2013 through December 31, 2016. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on foreign currency related transactions in the Fund’s Statement of Operations.

15

Notes to Financial Statements (unaudited)(continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

16

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2017, the effective management fee, net of waivers, was at an annualized rate of .46% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended June 30, 2017 and continuing through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.20%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2017 and fiscal year ended December 31, 2016 was as follows:

	Six Months Ended
	6/30/2017	Year Ended
	(unaudited)	12/31/2016
Distributions paid from:
Ordinary income	$ –	$435,134
Total distributions paid	$ –	$435,134

17

Notes to Financial Statements (unaudited)(continued)

As of December 31, 2016, the Fund had a capital loss carryforward of $1,785,796, which will carry forward indefinitely.

As of June 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$46,669,055
Gross unrealized gain	7,833,555
Gross unrealized loss	(1,188,747)
Net unrealized security gain	$6,644,808

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

Purchases	Sales
$21,492,284	$19,342,877

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2017.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty. As of June 30, 2017, the Fund did not have assets or liabilities subject to the FASB disclosure requirements.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

18

Notes to Financial Statements (unaudited)(continued)

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended June 30, 2017, the Fund did not utilize the Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions. During the six months ended June 30, 2017, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. These include the risks of investing in equity markets in foreign countries, the risk of investing in derivatives, liquidity risk, and the risks from leverage. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries. Investing in small companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

The Fund is also subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other instruments.

The Fund is also subject to risks from redemptions by large shareholders, cyber security and other risks in connection with the operations of the Fund’s service providers, and risks from market disruptions and geopolitical events.

19

Notes to Financial Statements (unaudited)(concluded)

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2017	Year Ended
	(unaudited)	December 31, 2016
Shares sold	1,542,460	1,441,534
Reinvestment of distributions	—	56,070
Shares reacquired	(1,339,157)	(2,519,824)
Increase (decrease)	203,303	(1,022,220)

14.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes, are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is for periods ending after August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Fund, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Fund’s net assets or results of operations.

20

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett. com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

21

This report, when not used for the general information of
shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. International Opportunities Portfolio	SFIO-PORT-3 (08/17)

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Series Fund—Mid Cap Stock Portfolio

For the six-month period ended June 30, 2017

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Mid Cap Stock Portfolio
Semiannual Report

For the six-month period ended June 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — Mid Cap Stock Portfolio for the six-month period ended June 30, 2017. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/17 – 6/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/17	6/30/17	1/1/17 - 6/30/17
Class VC
Actual	$1,000.00	$1,040.40	$5.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2017

Sector*	%**
Consumer Discretionary	10.54%
Consumer Staples	6.12%
Energy	8.65%
Financials	21.05%
Health Care	6.27%
Industrials	13.95%
Information Technology	7.30%
Materials	6.46%
Real Estate	10.44%
Utilities	7.30%
Repurchase Agreement	1.92%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2017

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.64%

Aerospace & Defense 1.30%
Textron, Inc.	94,068	$4,431

Airlines 1.50%
Alaska Air Group, Inc.	56,615	5,082

Banks 8.49%
CIT Group, Inc.	111,654	5,438
Citizens Financial Group, Inc.	167,400	5,973
East West Bancorp, Inc.	88,400	5,179
KeyCorp	334,700	6,272
M&T Bank Corp.	23,600	3,822
Webster Financial Corp.	41,562	2,170
Total		28,854

Beverages 3.16%
Coca-Cola European Partners plc (United Kingdom)(a)	85,559	3,479
Molson Coors Brewing Co. Class B	83,956	7,249
Total		10,728

Capital Markets 2.42%
E*TRADE Financial Corp.*	141,000	5,362
OM Asset Management plc (United Kingdom)(a)	193,284	2,872
Total		8,234

Chemicals 2.28%
Eastman Chemical Co.	54,417	4,571
FMC Corp.	43,711	3,193
Total		7,764

Communications Equipment 1.00%
Juniper Networks, Inc.	122,500	3,415

Construction & Engineering 1.04%
Fluor Corp.	77,326	3,540
		Fair
		Value
Investments	Shares	(000)
Containers & Packaging 2.11%
Graphic Packaging Holding Co.	329,400	$4,539
Packaging Corp. of America	23,502	2,618
Total		7,157

Electric: Utilities 7.35%
Edison International	84,900	6,638
Great Plains Energy, Inc.	173,500	5,080
Portland General Electric Co.	154,300	7,050
PPL Corp.	160,200	6,194
Total		24,962

Electrical Equipment 2.86%
AMETEK, Inc.	73,201	4,434
Hubbell, Inc.	46,639	5,278
Total		9,712

Energy Equipment & Services 1.34%
Nabors Industries Ltd.	168,304	1,370
Patterson-UTI Energy, Inc.	157,712	3,184
Total		4,554

Equity Real Estate Investment Trusts 10.50%
Alexandria Real Estate Equities, Inc.	35,106	4,229
Apartment Investment & Management Co. Class A	52,300	2,247
Brixmor Property Group, Inc.	162,560	2,907
Duke Realty Corp.	172,401	4,819
Healthcare Trust of America, Inc. Class A	136,740	4,254
Highwoods Properties, Inc.	102,700	5,208
Invitation Homes, Inc.	97,400	2,107
UDR, Inc.	148,614	5,791
Vornado Realty Trust	43,709	4,104
Total		35,666

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

		Fair
		Value
Investments	Shares	(000)
Food Products 3.00%
B&G Foods, Inc.	92,920	$3,308
Bunge Ltd.	34,917	2,605
Pinnacle Foods, Inc.	39,562	2,350
Snyder’s-Lance, Inc.	55,871	1,934
Total		10,197

Health Care Equipment & Supplies 1.46%
DENTSPLY SIRONA, Inc.	76,793	4,979

Health Care Providers & Services 2.54%
Envision Healthcare Corp.*	78,600	4,926
HealthSouth Corp.	76,574	3,706
Total		8,632

Hotels, Restaurants & Leisure 3.70%
Aramark	74,900	3,069
MGM Resorts International	142,578	4,461
Royal Caribbean Cruises Ltd.	46,200	5,047
Total		12,577

Household Durables 5.50%
Lennar Corp. Class A	58,100	3,098
Newell Brands, Inc.	192,619	10,328
Whirlpool Corp.	27,400	5,250
Total		18,676

Information Technology Services 2.62%
Conduent, Inc.*	285,935	4,558
CSRA, Inc.	136,579	4,336
Total		8,894

Insurance 9.49%
Allstate Corp. (The)	30,645	2,710
Arch Capital Group Ltd.*	40,700	3,797
Axis Capital Holdings Ltd.	47,900	3,097
Hanover Insurance Group, Inc. (The)	59,748	5,295
Hartford Financial Services Group, Inc. (The)	88,486	4,652
Lincoln National Corp.	51,600	3,487
XL Group Ltd.	210,400	9,216
Total		32,254
		Fair
		Value
Investments	Shares	(000)
Life Sciences Tools & Services 1.63%
Agilent Technologies, Inc.	51,300	$3,043
PerkinElmer, Inc.	36,900	2,514
Total		5,557

Machinery 5.26%
Ingersoll-Rand plc	39,200	3,583
ITT, Inc.	72,127	2,898
Kennametal, Inc.	64,909	2,429
Parker-Hannifin Corp.	23,169	3,703
Pentair plc (United Kingdom)(a)	79,099	5,263
Total		17,876

Metals & Mining 2.10%
Freeport-McMoRan, Inc.*	266,712	3,203
Steel Dynamics, Inc.	110,000	3,939
Total		7,142

Oil, Gas & Consumable Fuels 7.36%
Cabot Oil & Gas Corp.	93,300	2,340
Cimarex Energy Co.	36,069	3,391
Concho Resources, Inc.*	20,300	2,467
Hess Corp.	92,900	4,075
Marathon Oil Corp.	242,300	2,871
Noble Energy, Inc.	181,544	5,138
Williams Cos., Inc. (The)	155,700	4,715
Total		24,997

Pharmaceuticals 0.67%
Mallinckrodt plc*	50,605	2,268

Road & Rail 2.07%
Kansas City Southern	67,167	7,029

Semiconductors & Semiconductor Equipment 2.58%
Maxim Integrated Products, Inc.	47,923	2,152
ON Semiconductor Corp.*	114,500	1,607
Qorvo, Inc.*	46,578	2,949
Skyworks Solutions, Inc.	21,309	2,045
Total		8,753

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2017

		Fair
		Value
Investments	Shares	(000)
Specialty Retail 1.40%
L Brands, Inc.	51,860	$2,795
Sally Beauty Holdings, Inc.*	96,500	1,954
Total		4,749

Technology Hardware, Storage & Peripherals 1.15%
NetApp, Inc.	49,362	1,977
Western Digital Corp.	21,700	1,923
Total		3,900

Thrifts & Mortgage Finance 0.76%
Astoria Financial Corp.	128,600	2,591
Total Common Stocks (cost $300,303,858)		335,170
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.93%

Repurchase Agreement
Repurchase Agreement dated 6/30/2017, 0.12% due 7/3/2017 with Fixed Income Clearing Corp. collateralized by $6,725,000 of U.S. Treasury Note at 1.375% due 1/31/2021; value: $6,698,181; proceeds: $6,564,137 (cost $6,564,072)	$6,564	$6,564
Total Investments in Securities 100.57% (cost $306,867,930)		341,734
Liabilities in Excess of Other Assets (0.57)%		(1,941)
Net Assets 100.00%		$339,793

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$335,170	$–	$–	$335,170
Repurchase Agreement	–	6,564	–	6,564
Total	$335,170	$6,564	$–	$341,734

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2017

ASSETS:
Investments in securities, at fair value (cost $306,867,930)	$341,734,343
Receivables:
Investment securities sold	519,006
Dividends	574,406
Capital shares sold	86,826
Prepaid expenses	362
Total assets	342,914,943
LIABILITIES:
Payables:
Investment securities purchased	1,997,165
Management fee	210,637
Capital shares reacquired	127,810
Directors’ fees	99,941
Fund administration	11,234
Accrued expenses	675,620
Total liabilities	3,122,407
NET ASSETS	$339,792,536
COMPOSITION OF NET ASSETS:
Paid-in capital	$279,588,474
Undistributed net investment income	1,079,079
Accumulated net realized gain on investments	24,258,570
Net unrealized appreciation on investments	34,866,413
Net Assets	$339,792,536
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	12,795,573
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$26.56

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2017

Investment income:
Dividends	$3,113,177
Interest	1,767
Total investment income	3,114,944
Expenses:
Management fee	1,312,800
Non 12b-1 service fees	437,479
Shareholder servicing	138,010
Fund administration	70,016
Professional	30,813
Reports to shareholders	26,065
Custody	5,442
Directors’ fees	4,451
Other	13,040
Gross expenses	2,038,116
Expense reductions (See Note 8)	(1,401)
Net expenses	2,036,715
Net investment income	1,078,229
Net realized and unrealized gain (loss):
Net realized gain on investments	18,917,479
Net change in unrealized appreciation/depreciation on investments	(5,882,123)
Net realized and unrealized gain	13,035,356
Net Increase in Net Assets Resulting From Operations	$14,113,585

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2017	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2016
Operations:
Net investment income	$1,078,229	$1,791,492
Net realized gain on investments	18,917,479	24,359,673
Net change in unrealized appreciation/depreciation on investments	(5,882,123)	26,147,065
Net increase in net assets resulting from operations	14,113,585	52,298,230
Distributions to shareholders from:
Net investment income	–	(1,708,602)
Net realized gain	–	(19,456,583)
Total distributions to shareholders	–	(21,165,185)
Capital share transactions (See Note 13):
Proceeds from sales of shares	10,249,285	23,269,382
Reinvestment of distributions	–	21,165,186
Cost of shares reacquired	(41,132,903)	(66,531,091)
Net decrease in net assets resulting from capital share transactions	(30,883,618)	(22,096,523)
Net increase (decrease) in net assets	(16,770,033)	9,036,522
NET ASSETS:
Beginning of period	$356,562,569	$347,526,047
End of period	$339,792,536	$356,562,569
Undistributed net investment income	$1,079,079	$850

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
6/30/2017(c)	$25.52	$0.08	$0.96	$1.04	$–	$–	$–
12/31/2015	26.02	0.15	(1.16)	(1.01)	(0.15)	(1.58)	(1.73)
12/31/2014	23.43	0.10	2.60	2.70	(0.11)	–	(0.11)
12/31/2013	18.05	0.10	5.37	5.47	(0.09)	–	(0.09)
12/31/2012	15.86	0.11	2.20	2.31	(0.12)	–	(0.12)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:		Supplemental Data:

Net				Net
asset			Net	assets,	Portfolio
value,	Total	Total	investment	end of	turnover
end of	return(b)	expenses	income	period	rate
period	(%)	(%)	(%)	(000)	(%)
$26.56	4.04 (d)	0.58 (d)	0.31 (d)	$339,793	31.36 (d)
23.28	(3.79)	1.18	0.56	347,526	61.00
26.02	11.53	1.16	0.40	418,164	58.45
23.43	30.32	1.14	0.49	437,155	62.17
18.05	14.55	1.16	0.66	399,199	65.70

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)(continued)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Mid Cap Stock Portfolio (the “Fund”).

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2013 through December 31, 2016. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs

13

Notes to Financial Statements (unaudited)(continued)

refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2017, the effective management was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares

14

Notes to Financial Statements (unaudited)(continued)

held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2017 and fiscal year ended December 31, 2016 was as follows:

	Six Months Ended
	6/30/2017	Year Ended
	(unaudited)	12/31/2016
Distributions paid from:
Ordinary income	$–	$1,708,602
Net long-term capital gains	–	19,456,583
Total distributions paid	$–	$21,165,185

As of June 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$308,096,129
Gross unrealized gain	44,286,990
Gross unrealized loss	(10,648,776)
Net unrealized security gain	$33,638,214

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

Purchases	Sales
$109,003,412	$140,608,553

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2017.

15

Notes to Financial Statements (unaudited)(continued)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended June 30, 2017, the Fund engaged in cross-trades sales of $2,712,588, which resulted in realized gains of $37,309.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$6,564,072	$–	$6,564,072
Total	$6,564,072	$–	$6,564,072

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$6,564,072	$–	$–	$(6,564,072)	$–
Total	$6,564,072	$–	$–	$(6,564,072)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2017.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

16

Notes to Financial Statements (unaudited)(continued)

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended June 30, 2017, the Fund did not utilize the Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Funds, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to limitations and conditions. During the six months ended June 30, 2017, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is also subject to risks from redemptions by large shareholders, cyber security and other risks in connection with the operations of the Fund’s service providers, and risks from market disruptions and geopolitical events.

17

Notes to Financial Statements (unaudited)(concluded)

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2017	Year Ended
	(unaudited)	December 31, 2016
Shares sold	392,237	972,000
Reinvestment of distributions	–	822,686
Shares reacquired	(1,567,586)	(2,749,761)
Decrease	(1,175,349)	(955,075)

14.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes, are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is for periods ending after August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Funds, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Funds’ net assets or results of operations.

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio	LASFMCV-3 (08/17)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Short Duration Income Portfolio

For the six-month period ended June 30, 2017

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

42	Statement of Assets and Liabilities

43	Statement of Operations

44	Statements of Changes in Net Assets

46	Financial Highlights

48	Notes to Financial Statements

60	Supplemental Information to Shareholders

Lord Abbett Series Fund — Short Duration Income Portfolio
Semiannual Report

For the six-month period ended June 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Short Duration Income Portfolio for the period ended June 30, 2017. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017, through June 30, 2017).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 1/1/17 – 6/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/17	6/30/17	1/1/17 - 6/30/17
Class VC
Actual	$1,000.00	$1,014.40	$4.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2017

Sector*	%**
Auto	2.02%
Basic Industry	0.74%
Capital Goods	0.64%
Consumer Cyclical	2.23%
Consumer Discretionary	1.27%
Consumer Services	1.70%
Consumer Staples	1.06%
Energy	12.10%
Financial Services	57.11%
Foreign Government	0.42%
Health Care	3.18%
Integrated Oils	0.53%
Materials & Processing	4.57%
Municipal	0.53%
Producer Durables	1.17%
Technology	2.97%
Telecommunications	0.85%
Transportation	0.64%
U.S. Government	2.44%
Utilities	3.72%
Repurchase Agreement	0.11%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.73%

ASSET-BACKED SECURITIES 20.72%

Automobiles 8.58%
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$5	$5,468
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	6	5,938
Ally Auto Receivables Trust 2017-3 A2	1.53%	3/16/2020	27	26,995
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	100	102,824
AmeriCredit Automobile Receivables Trust 2013-3 E†	3.74%	12/8/2020	100	100,949
AmeriCredit Automobile Receivables Trust 2014-3 B	1.92%	11/8/2019	248	248,312
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	82	82,664
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	49	48,871
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	31	30,812
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	29	28,609
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	39	38,976
AmeriCredit Automobile Receivables Trust 2017-1 D	3.13%	1/18/2023	16	16,076
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	38	38,082
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	64	64,232
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	193	193,379
BMW Vehicle Owner Trust 2014-A A3	0.97%	11/26/2018	2	1,543
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	1	558
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	15	15,056
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	9	9,430
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	200	202,201
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	12	12,343

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	$30	$30,054
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	58	58,393
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	11	10,991
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	15	14,985
Capital Auto Receivables Asset Trust 2013-4 C	2.67%	2/20/2019	66	66,142
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	21	21,170
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	3	2,877
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	11	11,089
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	10	10,154
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	9	9,177
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	16	16,059
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	12	12,113
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	21	20,988
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	24	23,948
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	4	4,001
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	6	5,518
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	32	31,847
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	32	31,683
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	33	32,607
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	28	27,782
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	21	20,740
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	192	192,299
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	3	3,025
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	42	42,054
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	11	11,118
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	43	43,323
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	53	53,466
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	2	2,334
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	5	5,077
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	25	25,245
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	22	22,757
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	41	41,579
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	20	20,068
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	20	20,223
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	41	42,018

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	$30	$30,035
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	78	78,374
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	19	19,413
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	41	41,068
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	52	52,140
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	34	34,234
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	7	6,525
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	28	28,400
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	42	41,478
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	126	126,700
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	4	4,017
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	60	60,557
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	10	10,001
Ford Credit Auto Lease Trust 2016-A A3	1.71%	4/15/2019	35	35,040
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	65	64,724
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	64	64,201
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	92	91,952
Hyundai Auto Receivables Trust 2016-B C	2.19%	11/15/2022	72	71,792
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%	3/15/2019	43	43,011
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	78	78,152
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	100	100,486
Nissan Auto Receivables Owner Trust 2014-B A3	1.11%	5/15/2019	18	18,397
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	26	25,893
OSCAR US Funding Trust V 2016-2A A2A†	2.31%	11/15/2019	68	67,717
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	14	14,094
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	21	21,185
Santander Drive Auto Receivables Trust 2015-1 D	3.24%	4/15/2021	133	134,886
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	10	9,812
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	13	13,133
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	77	77,970
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	22	22,498
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	14	14,311
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	10	10,023
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	28	27,549
Santander Drive Auto Receivables Trust 2016-3 A3	1.50%	8/17/2020	34	33,951
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	250	249,697
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	89	89,100
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	34	34,044

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%		4/15/2021	$29	$29,143
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%		3/15/2022	10	10,013
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%		4/15/2020	21	21,461
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%		9/15/2021	6	6,083
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%		12/15/2021	4	4,083
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%		11/15/2019	49	48,895
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%		2/15/2022	50	49,762
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	33	32,670
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	83	82,520
Westlake Automobile Receivables Trust 2016-2A C†	2.83%		5/17/2021	10	10,060
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	11	10,980
Westlake Automobile Receivables Trust 2017-1A B†	2.30%		10/17/2022	100	100,002
Total					4,612,454

Credit Cards 4.26%
BA Credit Card Trust 2016-A1 A	1.549%	#	10/15/2021	48	48,272
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	100	99,475
Barclays Dryrock Issuance Trust 2017-1 A	1.489%	#	3/15/2023	220	220,438
Capital One Multi-Asset Execution Trust 2015-A3	1.559%	#	3/15/2023	50	50,343
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	28	28,020
Capital One Multi-Asset Execution Trust 2016-A1	1.609%	#	2/15/2022	74	74,459
Chase Issuance Trust 2012-A4	1.58%		8/16/2021	150	149,598
Chase Issuance Trust 2015-A5	1.36%		4/15/2020	145	144,890
Chase Issuance Trust 2016-A2 A	1.37%		6/15/2021	22	21,866
Citibank Credit Card Issuance Trust 2014-A1	2.88%		1/23/2023	35	36,077
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022	145	145,252
Discover Card Execution Note Trust 2015-A4	2.19%		4/17/2023	100	100,936
Discover Card Execution Note Trust 2016-A2	1.699%	#	9/15/2021	100	100,698
First National Master Note Trust 2015-1 A	1.929%	#	9/15/2020	3	3,004
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	24	24,252
Synchrony Credit Card Master Note Trust 2015-2 A	1.60%		4/15/2021	56	56,018
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	300	301,385
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	179	179,312
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	100	101,027
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%		6/15/2023	142	141,614
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%		6/15/2023	44	43,876
World Financial Network Credit Card Master Trust 2012-A A	3.14%		1/17/2023	17	17,379

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	$49	$49,604
World Financial Network Credit Card Master Trust 2017-A A	2.12%		3/15/2024	150	149,879
Total					2,287,674

Other 7.88%
Ally Master Owner Trust 2014-5 A2	1.60%		10/15/2019	17	17,004
Ally Master Owner Trust 2015-3 A	1.63%		5/15/2020	179	179,057
Ammc CLO 19 Ltd. 2016-19A A†	2.658%	#	10/15/2028	250	251,007
Apidos CLO X 2012-10A A†	2.59%	#	10/30/2022	266	266,841
Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%		11/13/2018	30	30,319
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	26	26,233
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	28	27,823
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	20	20,026
BlueMountain CLO Ltd. 2014-4A A1R†	2.55%	#	11/30/2026	250	250,551
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	11	11,027
CNH Equipment Trust 2016-B A4	1.97%		11/15/2021	6	6,028
Conn Funding II LP 2017-A†	2.73%		5/15/2020	73	73,146
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	100	100,012
Dell Equipment Finance Trust 2016-1 B†	2.03%		7/22/2021	100	99,871
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	100	100,033
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	100	100,211
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	39	38,667
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	68	68,661
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	50	49,937
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	100	99,782
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%		8/15/2019	15	15,000
Ford Credit Floorplan Master Owner Trust A 2015-1 A1	1.42%		1/15/2020	50	49,984
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	2.54%	#	10/29/2026	500	503,766
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	2.539%	#	3/15/2027	100	99,612
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	3.739%	#	3/15/2027	100	100,187

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%		8/15/2020	$100		$99,790
MMAF Equipment Finance LLC 2016-AA A2†	1.39%		12/17/2018	71		70,659
Mountain Hawk II CLO Ltd. 2013-2A A1†	2.316%	#	7/22/2024	250		249,627
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.358%	#	4/18/2025	250		250,318
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	100		100,364
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	35		34,821
Oaktree EIF I Ltd. 2015-A1 A†	2.778%	#	10/18/2027	250		252,881
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	100		101,122
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	94		94,111
SLM Private Education Loan Trust 2013-B A1†	1.809%	#	7/15/2022	5		5,211
Sofi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	100		99,934
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	25		25,420
Tryon Park CLO Ltd. 2013-1A A1†	2.278%	#	7/15/2025	250		249,854
Wells Fargo Dealer Floorplan Master Note Trust 2014-1 A	1.592%	#	7/20/2019	15		15,002
Total						4,233,899
Total Asset-Backed Securities (cost $11,122,051)						11,134,027

				Shares (000)

COMMON STOCK 0.00%

Oil
Templar Energy LLC Class A Units (cost $728)				–	(a)	348

				Principal Amount (000)
CONVERTIBLE BONDS 0.20%

Real Estate Investment Trusts 0.16%
VEREIT, Inc.	3.00%		8/1/2018	$84		84,473

Retail 0.04%
RH†	Zero Coupon		6/15/2019	22		20,130
Total Convertible Bonds (cost $103,544)						104,603

CORPORATE BONDS 43.60%

Aerospace/Defense 0.11%
Harris Corp.	1.999%		4/27/2018	60		60,094

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.01%
Continental Airlines 2012-1 Class B Pass Through Trust	6.25%	10/11/2021	$3	$3,155

Auto Parts: Original Equipment 0.56%
American Axle & Manufacturing, Inc.	6.625%	10/15/2022	25	25,750
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	40	39,050
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	200	208,500
Titan International, Inc.	6.875%	10/1/2020	25	26,062
Total				299,362

Automotive 2.61%
Ford Motor Credit Co. LLC	6.625%	8/15/2017	350	351,928
Ford Motor Credit Co. LLC	8.125%	1/15/2020	100	113,742
General Motors Financial Co., Inc.	2.40%	5/9/2019	55	55,174
General Motors Financial Co., Inc.	3.10%	1/15/2019	80	81,126
General Motors Financial Co., Inc.	3.15%	6/30/2022	103	102,679
General Motors Financial Co., Inc.	3.20%	7/13/2020	85	86,662
General Motors Financial Co., Inc.	3.20%	7/6/2021	46	46,555
General Motors Financial Co., Inc.	4.375%	9/25/2021	82	86,834
Hyundai Capital America†	1.75%	9/27/2019	73	71,931
Hyundai Capital America†	2.00%	7/1/2019	5	4,963
Hyundai Capital America†	2.40%	10/30/2018	29	29,071
Hyundai Capital America†	2.50%	3/18/2019	117	117,413
Hyundai Capital America†	2.875%	8/9/2018	35	35,298
Navistar International Corp.	8.25%	11/1/2021	17	17,255
Volkswagen International Finance NV (Netherlands)†(a)	1.60%	11/20/2017	200	199,916
Total				1,400,547

Banks: Regional 8.86%
ABN AMRO Bank NV (Netherlands)(b)	6.25%	4/27/2022	200	226,235
Associated Banc-Corp.	2.75%	11/15/2019	29	29,232
Banco de Credito del Peru (Panama)†(b)	2.25%	10/25/2019	200	200,790
Bank of America Corp.	2.151%	11/9/2020	20	19,924
Bank of America Corp.	5.49%	3/15/2019	300	315,868
Bank of America Corp.	5.625%	7/1/2020	43	47,106
Bank of America Corp.	5.65%	5/1/2018	50	51,581
Bank of America Corp.	6.875%	4/25/2018	83	86,390
Bank of America Corp.	6.875%	11/15/2018	14	14,909

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Bank of America Corp.	7.625%		6/1/2019	$165	$182,116
Barclays Bank plc (United Kingdom)†(b)	10.179%		6/12/2021	80	100,273
Citigroup, Inc.	1.80%		2/5/2018	20	20,018
Citigroup, Inc.	2.05%		12/7/2018	13	13,024
Citigroup, Inc.	2.116%	#	4/25/2022	90	90,564
Citigroup, Inc.	2.45%		1/10/2020	61	61,399
Citigroup, Inc.	2.90%		12/8/2021	70	70,774
Citigroup, Inc.	8.50%		5/22/2019	45	50,281
Commonwealth Bank of Australia (Australia)†(b)	1.375%		9/6/2018	47	46,808
Compass Bank	5.50%		4/1/2020	68	72,289
Credit Suisse AG	1.70%		4/27/2018	250	250,015
European Investment Bank (Luxembourg)(b)	1.00%		3/15/2018	157	156,635
European Investment Bank (Luxembourg)(b)	1.25%		5/15/2018	66	65,944
Goldman Sachs Group, Inc. (The)	2.277%	#	4/26/2022	64	64,522
Goldman Sachs Group, Inc. (The)	2.30%		12/13/2019	65	65,207
Goldman Sachs Group, Inc. (The)	2.60%		12/27/2020	69	69,404
Goldman Sachs Group, Inc. (The)	2.908%	#	6/5/2023	67	66,810
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	103	112,945
Goldman Sachs Group, Inc. (The)	5.375%		3/15/2020	119	128,535
Goldman Sachs Group, Inc. (The)	5.95%		1/18/2018	8	8,180
Goldman Sachs Group, Inc. (The)	6.00%		6/15/2020	19	20,974
Goldman Sachs Group, Inc. (The)	7.50%		2/15/2019	55	59,684
HBOS plc (United Kingdom)†(a)	6.75%		5/21/2018	400	416,145
JPMorgan Chase & Co.	2.295%		8/15/2021	21	20,888
Macquarie Bank Ltd. (Australia)†(b)	1.60%		10/27/2017	50	50,007
Macquarie Bank Ltd. (Australia)†(b)	1.797%	#	10/27/2017	150	150,259
Macquarie Bank Ltd. (Australia)†(b)	2.338%	#	1/15/2019	136	137,443
Macquarie Group Ltd. (Australia)†(b)	6.00%		1/14/2020	75	81,518
Macquarie Group Ltd. (Australia)†(b)	7.625%		8/13/2019	9	9,968
Morgan Stanley	1.982%	#	2/14/2020	56	56,243
Morgan Stanley	2.336%	#	1/20/2022	59	59,621
Morgan Stanley	2.80%		6/16/2020	11	11,172
Morgan Stanley	7.30%		5/13/2019	100	109,378
National City Corp.	6.875%		5/15/2019	47	51,165
Popular, Inc.	7.00%		7/1/2019	57	60,135
Santander UK Group Holdings plc (United Kingdom)(b)	2.875%		10/16/2020	55	55,896
Santander UK Group Holdings plc (United Kingdom)(b)	3.125%		1/8/2021	173	175,864

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Santander UK plc (United Kingdom)(b)	1.65%		9/29/2017	$3	$3,002
Santander UK plc (United Kingdom)(b)	2.00%		8/24/2018	10	10,020
Santander UK plc (United Kingdom)(b)	2.50%		3/14/2019	38	38,318
Santander UK plc (United Kingdom)(b)	3.05%		8/23/2018	15	15,191
SVB Financial Group	5.375%		9/15/2020	5	5,445
Synovus Financial Corp.	7.875%		2/15/2019	83	90,350
UBS Group Funding Switzerland AG (Switzerland)†(b)	2.95%		9/24/2020	200	204,453
Wells Fargo & Co.	2.112%	#	2/11/2022	39	39,350
Wells Fargo & Co.	2.55%		12/7/2020	6	6,071
Wells Fargo & Co.	2.60%		7/22/2020	16	16,231
Wells Fargo & Co.	3.069%		1/24/2023	117	118,630
Total					4,761,199

Beverages 0.00%
Beam Suntory, Inc.	1.75%		6/15/2018	2	1,999

Building Materials 0.22%
Atrium Windows & Doors, Inc.†	7.75%		5/1/2019	12	12,000
CPG Merger Sub LLC†	8.00%		10/1/2021	23	24,093
Fortune Brands Home & Security, Inc.	3.00%		6/15/2020	5	5,067
Martin Marietta Materials, Inc.	1.822%	#	5/22/2020	10	10,032
Martin Marietta Materials, Inc.	6.60%		4/15/2018	14	14,502
Owens Corning	9.00%		6/15/2019	8	8,979
Ply Gem Industries, Inc.	6.50%		2/1/2022	24	25,258
Standard Industries, Inc.†	5.125%		2/15/2021	5	5,206
Vulcan Materials Co.	7.50%		6/15/2021	10	11,811
Total					116,948

Business Services 0.57%
APX Group, Inc.	6.375%		12/1/2019	11	11,316
APX Group, Inc.	8.75%		12/1/2020	68	70,380
Chicago Parking Meters LLC†	5.489%		12/30/2020	30	31,086
ERAC USA Finance LLC†	5.25%		10/1/2020	25	27,151
ERAC USA Finance LLC†	6.375%		10/15/2017	7	7,091
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%		5/15/2023	16	17,427
TMS International Corp.†	7.625%		10/15/2021	13	13,228
United Rentals North America, Inc.	7.625%		4/15/2022	6	6,285
Verisk Analytics, Inc.	4.875%		1/15/2019	17	17,709
Western Union Co. (The)	3.35%		5/22/2019	75	76,477

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)
Western Union Co. (The)	3.65%		8/22/2018	$27	$27,465
Total					305,615

Chemicals 0.74%
Blue Cube Spinco, Inc.	9.75%		10/15/2023	62	75,330
Celanese US Holdings LLC	5.875%		6/15/2021	55	61,745
Cytec Industries, Inc.	8.95%		7/1/2017	50	50,000
GCP Applied Technologies, Inc.†	9.50%		2/1/2023	9	10,238
RPM International, Inc.	6.50%		2/15/2018	25	25,729
Westlake Chemical Corp.	4.625%		2/15/2021	46	47,840
Westlake Chemical Corp.	4.875%		5/15/2023	77	80,561
Yara International ASA (Norway)†(b)	7.875%		6/11/2019	40	43,989
Total					395,432

Coal 0.01%
Peabody Energy Corp.†	6.00%		3/31/2022	8	7,970

Computer Hardware 0.76%
Dell International LLC/EMC Corp.†	3.48%		6/1/2019	127	130,033
Dell International LLC/EMC Corp.†	4.42%		6/15/2021	123	129,772
Dell International LLC/EMC Corp.†	5.875%		6/15/2021	30	31,500
Hewlett Packard Enterprise Co.	2.45%		10/5/2017	6	6,016
Hewlett Packard Enterprise Co.	3.039%	#	10/5/2017	25	25,081
Western Digital Corp.†	7.375%		4/1/2023	15	16,519
Western Digital Corp.	10.50%		4/1/2024	61	72,113
Total					411,034

Computer Software 0.75%
Activision Blizzard, Inc.†	6.125%		9/15/2023	129	139,244
Boxer Parent Co., Inc. PIK†	9.00%		10/15/2019	57	57,214
Dun & Bradstreet Corp. (The)	3.50%		12/1/2017	69	69,368
First Data Corp.†	5.75%		1/15/2024	31	32,318
First Data Corp.†	7.00%		12/1/2023	57	60,990
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	38	43,842
Total					402,976

Construction/Homebuilding 0.40%
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%		12/15/2020	57	58,995
Century Communities, Inc.	6.875%		5/15/2022	30	31,650
D.R. Horton, Inc.	3.75%		3/1/2019	60	61,401
William Lyon Homes, Inc.	5.75%		4/15/2019	27	27,473

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding (continued)
William Lyon Homes, Inc.	7.00%	8/15/2022	$33	$34,237
Total				213,756

Containers 0.21%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc.†	10.125%	7/15/2020	25	25,700
Packaging Corp. of America	6.50%	3/15/2018	85	87,491
Total				113,191

Drugs 1.24%
Allergan Funding SCS (Luxembourg)(b)	2.35%	3/12/2018	10	10,044
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	106	106,000
Forest Laboratories LLC†	4.375%	2/1/2019	50	51,582
Forest Laboratories LLC†	5.00%	12/15/2021	20	21,855
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	23	25,070
Mylan NV	3.00%	12/15/2018	41	41,569
Mylan NV	3.15%	6/15/2021	16	16,291
Mylan NV	3.75%	12/15/2020	25	26,003
Mylan, Inc.	2.55%	3/28/2019	122	122,937
Mylan, Inc.	2.60%	6/24/2018	88	88,654
Nature’s Bounty Co. (The)†	7.625%	5/15/2021	29	30,885
Patheon Holdings I BV (Netherlands)†(b)	7.50%	2/1/2022	52	55,282
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	1.40%	7/20/2018	25	24,948
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	2.20%	7/21/2021	49	48,143
Total				669,263

Electric: Power 2.80%
American Electric Power Co., Inc.	1.65%	12/15/2017	10	10,002
Dominion Energy, Inc.	2.962%	7/1/2019	37	37,573
Dominion Energy, Inc.†	1.50%	9/30/2018	30	29,800
Dominion Energy, Inc.	2.579%	7/1/2020	30	30,174
Dominion Energy, Inc.	4.104%	4/1/2021	77	80,881
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	15	16,781
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	22	24,533
Emera US Finance LP	2.70%	6/15/2021	10	10,024
Enel Finance International NV (Netherlands)†(b)	2.875%	5/25/2022	200	200,481
Eversource Energy	2.50%	3/15/2021	200	199,416
Exelon Generation Co. LLC	2.95%	1/15/2020	53	53,972

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Exelon Generation Co. LLC	3.40%	3/15/2022	$41	$41,773
Exelon Generation Co. LLC	4.25%	6/15/2022	2	2,106
Exelon Generation Co. LLC	5.20%	10/1/2019	1	1,063
Exelon Generation Co. LLC	6.20%	10/1/2017	5	5,052
FirstEnergy Corp.	2.85%	7/15/2022	18	17,959
Great Plains Energy, Inc.	2.50%	3/9/2020	12	12,119
Great Plains Energy, Inc.	3.15%	4/1/2022	12	12,139
ITC Holdings Corp.†	6.05%	1/31/2018	75	76,726
Jersey Central Power & Light Co.	7.35%	2/1/2019	45	48,487
Metropolitan Edison Co.	7.70%	1/15/2019	11	11,876
Oklahoma Gas & Electric Co.	8.25%	1/15/2019	100	108,847
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018	200	202,364
Pennsylvania Electric Co.	5.20%	4/1/2020	11	11,628
Pennsylvania Electric Co.	6.05%	9/1/2017	4	4,026
PPL Capital Funding, Inc.	1.90%	6/1/2018	76	76,098
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(b)	5.375%	5/1/2021	5	5,399
PSEG Power LLC	5.125%	4/15/2020	3	3,213
Public Service Co. of New Mexico	7.95%	5/15/2018	19	19,997
Puget Energy, Inc.	6.00%	9/1/2021	35	39,338
TECO Finance, Inc.	5.15%	3/15/2020	7	7,444
West Penn Power Co.†	5.95%	12/15/2017	100	101,806
Total				1,503,097

Electrical Equipment 0.73%
Broadcom Corp./Broadcom Cayman Finance Ltd.†	2.375%	1/15/2020	43	43,086
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.00%	1/15/2022	43	43,424
KLA-Tencor Corp.	3.375%	11/1/2019	13	13,374
Micron Technology, Inc.	7.50%	9/15/2023	74	82,969
NXP BV/NXP Funding LLC (Netherlands)†(b)	5.75%	3/15/2023	200	211,000
Total				393,853

Electronics 0.23%
Ingram Micro, Inc.	5.25%	9/1/2017	89	89,383
Jabil Circuit, Inc.	8.25%	3/15/2018	22	22,963
PerkinElmer, Inc.	5.00%	11/15/2021	10	10,815
Total				123,161

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.59%
AMC Entertainment Holdings, Inc.	5.875%	2/15/2022	$44	$46,090
Churchill Downs, Inc.	5.375%	12/15/2021	79	82,357
Eldorado Resorts, Inc.	7.00%	8/1/2023	11	11,935
Regal Entertainment Group	5.75%	3/15/2022	11	11,522
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	5	5,088
Scientific Games International, Inc.	6.25%	9/1/2020	5	4,981
Scientific Games International, Inc.	6.625%	5/15/2021	6	6,000
Scientific Games International, Inc.	10.00%	12/1/2022	82	90,200
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	3	3,045
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	44	46,750
WMG Acquisition Corp.†	6.75%	4/15/2022	9	9,484
Total				317,452

Environmental Services 0.05%
Covanta Holding Corp.	6.375%	10/1/2022	24	24,780

Financial Services 2.34%
Bear Stearns Cos. LLC (The)	7.25%	2/1/2018	165	170,192
CIT Group, Inc.†	5.50%	2/15/2019	33	34,733
Discover Financial Services	5.20%	4/27/2022	6	6,538
E*TRADE Financial Corp.	4.625%	9/15/2023	31	32,267
E*TRADE Financial Corp.	5.375%	11/15/2022	59	62,026
International Lease Finance Corp.	5.875%	4/1/2019	34	36,127
International Lease Finance Corp.	6.25%	5/15/2019	104	111,602
International Lease Finance Corp.†	7.125%	9/1/2018	61	64,579
International Lease Finance Corp.	8.25%	12/15/2020	83	97,924
International Lease Finance Corp.	8.625%	1/15/2022	2	2,465
Jefferies Group LLC	5.125%	4/13/2018	22	22,570
Jefferies Group LLC	8.50%	7/15/2019	146	163,501
Lazard Group LLC	4.25%	11/14/2020	75	79,181
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	56	57,575
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	27	27,749
Navient Corp.	4.875%	6/17/2019	69	71,932
Navient Corp.	5.00%	10/26/2020	42	43,680
Navient Corp.	5.50%	1/15/2019	42	43,838
Navient Corp.	8.00%	3/25/2020	12	13,440
NFP Corp.†	9.00%	7/15/2021	93	97,627
Orchestra Borrower LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	7	7,230

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Synchrony Financial	2.58%	#	11/9/2017	$6	$6,019
Synchrony Financial	2.60%		1/15/2019	4	4,023
Total					1,256,818

Food 0.67%
Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%		3/15/2018	20	19,775
Bumble Bee Holdings, Inc.†	9.00%		12/15/2017	25	25,078
Dean Foods Co.†	6.50%		3/15/2023	62	65,565
JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%		6/1/2021	138	138,620
JBS USA LUX SA/JBS USA Finance, Inc.†	8.25%		2/1/2020	82	82,410
Smithfield Foods, Inc.†	2.70%		1/31/2020	17	17,110
Smithfield Foods, Inc.†	3.35%		2/1/2022	10	10,072
Total					358,630

Health Care Products 0.53%
Alere, Inc.†	6.375%		7/1/2023	24	25,890
Becton Dickinson & Co.	2.253%	#	6/6/2022	30	30,089
Life Technologies Corp.	5.00%		1/15/2021	49	52,532
Life Technologies Corp.	6.00%		3/1/2020	90	98,140
Zimmer Biomet Holdings, Inc.	2.70%		4/1/2020	75	75,727
Total					282,378

Health Care Services 0.20%
Acadia Healthcare Co., Inc.	6.125%		3/15/2021	18	18,585
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%		5/15/2019	62	62,341
Universal Health Services, Inc.†	3.75%		8/1/2019	11	11,261
Universal Health Services, Inc.†	4.75%		8/1/2022	15	15,582
Total					107,769

Insurance 0.17%
CNA Financial Corp.	5.875%		8/15/2020	11	12,122
Lincoln National Corp.	7.00%		3/15/2018	5	5,182
Lincoln National Corp.	8.75%		7/1/2019	10	11,249
Protective Life Corp.	7.375%		10/15/2019	15	16,711
Willis North America, Inc.	7.00%		9/29/2019	44	48,397
Total					93,661

Leasing 0.01%
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%		6/15/2019	7	7,039

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Leisure 0.11%
LTF Merger Sub, Inc.†	8.50%	6/15/2023		$24	$25,920
NCL Corp. Ltd.†	4.75%	12/15/2021		14	14,567
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022		18	20,032
Total					60,519

Lodging 0.48%
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021		116	124,410
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022		5	5,437
Golden Nugget, Inc.†	8.50%	12/1/2021		47	50,055
Hyatt Hotels Corp.†	6.875%	8/15/2019		50	54,686
Station Casinos LLC	7.50%	3/1/2021		24	25,020
Total					259,608

Machinery: Agricultural 0.19%
Bunge Ltd. Finance Corp.	8.50%	6/15/2019		1	1,119
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020		94	102,172
Total					103,291

Machinery: Industrial/Specialty 0.07%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019		27	27,878
Kennametal, Inc.	2.65%	11/1/2019		10	10,054
Total					37,932

Manufacturing 0.16%
American Outdoor Brands Corp.†	5.00%	7/15/2018		5	4,980
Crane Co.	2.75%	12/15/2018		10	10,108
Pentair Finance SA (Luxembourg)(b)	1.875%	9/15/2017		52	52,023
Pentair Finance SA (Luxembourg)(b)	2.90%	9/15/2018		17	17,181
Total					84,292

Media 1.32%
Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020		92	91,885
Cox Communications, Inc.†	3.25%	12/15/2022		35	34,966
Cox Communications, Inc.†	6.25%	6/1/2018		60	62,227
Cox Communications, Inc.†	9.375%	1/15/2019		70	77,131
NBCUniversal Enterprise, Inc.†	5.25%	–	(c)	100	106,536
Sirius XM Radio, Inc.†	5.25%	8/15/2022		100	103,051
Sky plc (United Kingdom)†(b)	9.50%	11/15/2018		50	54,972
Time Warner Cable LLC	8.25%	4/1/2019		58	64,011

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)
Time Warner Cable LLC	8.75%	2/14/2019	$6	$6,602
Time Warner, Inc.	4.875%	3/15/2020	10	10,695
Univision Communications, Inc.†	6.75%	9/15/2022	22	22,935
Viacom, Inc.	2.75%	12/15/2019	24	24,286
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	50	52,040
Total				711,337

Metal Fabricating 0.04%
Zekelman Industries, Inc.†	9.875%	6/15/2023	18	20,273

Metals & Minerals: Miscellaneous 1.17%
Century Aluminum Co.†	7.50%	6/1/2021	6	6,210
Eldorado Gold Corp. (Canada)†(b)	6.125%	12/15/2020	31	31,891
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	9.75%	3/1/2022	197	225,319
Freeport-McMoRan, Inc.	6.50%	11/15/2020	28	28,875
Glencore Finance Canada Ltd. (Canada)†(b)	2.70%	10/25/2017	180	180,284
Glencore Finance Canada Ltd. (Canada)†(b)	4.25%	10/25/2022	31	32,153
Glencore Finance Canada Ltd. (Canada)†(b)	4.95%	11/15/2021	40	42,822
Goldcorp, Inc. (Canada)(b)	2.125%	3/15/2018	14	14,017
Goldcorp, Inc. (Canada)(b)	3.625%	6/9/2021	40	41,497
Hecla Mining Co.	6.875%	5/1/2021	23	23,868
Total				626,936

Natural Gas 0.12%
CenterPoint Energy Resources Corp.	4.50%	1/15/2021	10	10,509
CenterPoint Energy Resources Corp.	6.00%	5/15/2018	5	5,177
Sempra Energy	6.15%	6/15/2018	30	31,248
Sempra Energy	9.80%	2/15/2019	18	20,196
Total				67,130

Oil 4.86%
Anadarko Holding Co.	7.05%	5/15/2018	4	4,161
Atwood Oceanics, Inc.	6.50%	2/1/2020	24	23,910
Bill Barrett Corp.	7.00%	10/15/2022	12	10,200
Canadian Natural Resources Ltd. (Canada)(b)	2.95%	1/15/2023	42	41,713
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	13	14,127
Canadian Oil Sands Ltd. (Canada)†(b)	9.40%	9/1/2021	5	6,115
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	2	1,935
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	103	105,189

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Cenovus Energy, Inc. (Canada)(b)	5.70%		10/15/2019	$35	$36,958
CNOOC Finance 2013 Ltd. (Hong Kong)(b)	1.75%		5/9/2018	400	399,486
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(b)	2.625%		5/5/2020	200	200,804
Concho Resources, Inc.	5.50%		10/1/2022	107	110,210
Concho Resources, Inc.	5.50%		4/1/2023	66	68,145
CrownRock LP/CrownRock Finance, Inc.†	7.125%		4/15/2021	23	23,719
Denbury Resources, Inc.	5.50%		5/1/2022	29	16,385
Devon Energy Corp.	2.25%		12/15/2018	15	14,952
Devon Energy Corp.	4.00%		7/15/2021	11	11,345
Devon Energy Corp.	6.30%		1/15/2019	6	6,305
Eclipse Resources Corp.	8.875%		7/15/2023	35	35,000
Encana Corp. (Canada)(b)	3.90%		11/15/2021	27	27,544
Encana Corp. (Canada)(b)	6.50%		5/15/2019	112	119,513
Endeavor Energy Resources LP/EER Finance, Inc.†	7.00%		8/15/2021	60	62,325
Eni SpA (Italy)†(b)	4.15%		10/1/2020	100	105,212
KazMunayGas National Co. JSC (Kazakhstan)†(b)	9.125%		7/2/2018	100	105,959
Laredo Petroleum, Inc.	7.375%		5/1/2022	33	33,454
Marathon Oil Corp.	5.90%		3/15/2018	50	51,290
Newfield Exploration Co.	5.75%		1/30/2022	51	53,932
Noble Energy, Inc.	5.625%		5/1/2021	46	47,359
Noble Energy, Inc.	8.25%		3/1/2019	70	76,819
PDC Energy, Inc.	7.75%		10/15/2022	10	10,425
Permian Resources LLC†	13.00%		11/30/2020	15	17,325
Petrobras Global Finance BV (Netherlands)(b)	6.125%		1/17/2022	25	25,875
Petroleos Mexicanos (Mexico)(b)	3.125%		1/23/2019	20	20,190
Petroleos Mexicanos (Mexico)(b)	3.50%		7/18/2018	12	12,175
Petroleos Mexicanos (Mexico)(b)	5.50%		2/4/2019	105	109,882
Petroleos Mexicanos (Mexico)(b)	5.75%		3/1/2018	110	112,659
Petroleos Mexicanos (Mexico)(b)	8.00%		5/3/2019	30	32,887
Phillips 66†	1.786%	#	4/15/2019	16	16,039
Pioneer Natural Resources Co.	3.45%		1/15/2021	25	25,704
Pioneer Natural Resources Co.	6.875%		5/1/2018	21	21,846
Pioneer Natural Resources Co.	7.50%		1/15/2020	4	4,504
Precision Drilling Corp. (Canada)(b)	6.625%		11/15/2020	33	32,392
Range Resources Corp.†	5.75%		6/1/2021	49	50,225
Resolute Energy Corp.	8.50%		5/1/2020	15	14,963
Resolute Energy Corp.†	8.50%		5/1/2020	8	7,980
Rice Energy, Inc.	6.25%		5/1/2022	73	76,376

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Rice Energy, Inc.	7.25%	5/1/2023	$30	$32,475
RSP Permian, Inc.	6.625%	10/1/2022	9	9,383
Sanchez Energy Corp.	6.125%	1/15/2023	23	18,515
Seven Generations Energy Ltd. (Canada)†(b)	6.875%	6/30/2023	26	27,235
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	25	26,187
SM Energy Co.	6.50%	11/15/2021	68	66,470
SM Energy Co.	6.50%	1/1/2023	8	7,660
Western Refining Logistics LP/WNRL Finance Corp.	7.50%	2/15/2023	3	3,248
WPX Energy, Inc.	7.50%	8/1/2020	14	14,770
Total				2,611,456

Oil: Crude Producers 4.81%
Boardwalk Pipelines LP	5.20%	6/1/2018	55	56,397
Buckeye Partners LP	2.65%	11/15/2018	102	102,577
Buckeye Partners LP	5.50%	8/15/2019	50	52,868
Buckeye Partners LP	6.05%	1/15/2018	41	41,893
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	115	115,554
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	46	47,161
DCP Midstream Operating LP†	9.75%	3/15/2019	71	79,698
Enbridge Energy Partners LP	6.50%	4/15/2018	70	72,497
Enbridge Energy Partners LP	9.875%	3/1/2019	45	50,344
Energy Transfer LP	9.00%	4/15/2019	59	65,642
Energy Transfer LP	9.70%	3/15/2019	42	47,058
Energy Transfer LP	4.65%	6/1/2021	40	42,229
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	83	89,897
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	44	48,281
Gulf South Pipeline Co. LP	4.00%	6/15/2022	30	30,921
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	132	132,620
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.†	5.50%	5/15/2022	33	34,468
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	9	9,695
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	52	56,999
Kinder Morgan Energy Partners LP	5.95%	2/15/2018	66	67,641
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	75	82,557
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	30	33,094
Kinder Morgan, Inc.†	5.00%	2/15/2021	16	17,167
Kinder Morgan, Inc.	7.25%	6/1/2018	79	82,715
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	33	35,475
MPLX LP	5.50%	2/15/2023	229	235,703

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
ONEOK Partners LP	3.20%	9/15/2018	$22	$22,264
Panhandle Eastern Pipeline Co. LP	6.20%	11/1/2017	6	6,083
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	65	67,951
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	94	97,760
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	129	132,225
Rockies Express Pipeline LLC†	6.00%	1/15/2019	37	38,758
Rockies Express Pipeline LLC†	6.85%	7/15/2018	7	7,324
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	240	261,460
Spectra Energy Capital LLC	6.20%	4/15/2018	8	8,260
Spectra Energy Partners LP	4.60%	6/15/2021	5	5,312
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	5	5,119
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	157	163,672
Texas Eastern Transmission LP†	4.125%	12/1/2020	5	5,220
TransCanada PipeLines Ltd. (Canada)(b)	6.50%	8/15/2018	1	1,051
TransCanada PipeLines Ltd. (Canada)(b)	7.125%	1/15/2019	25	26,916
Western Gas Partners LP	2.60%	8/15/2018	5	5,015
Total				2,585,541

Oil: Integrated Domestic 0.36%
National Oilwell Varco, Inc.	1.35%	12/1/2017	26	25,968
National Oilwell Varco, Inc.	2.60%	12/1/2022	38	36,783
SESI LLC	6.375%	5/1/2019	56	55,720
Weatherford International Ltd.	9.625%	3/1/2019	69	73,658
Total				192,129

Paper & Forest Products 0.00%
International Paper Co.	9.375%	5/15/2019	2	2,259

Real Estate Investment Trusts 2.58%
Brixmor Operating Partnership LP	3.875%	8/15/2022	24	24,565
CBRE Services, Inc.	5.00%	3/15/2023	55	57,313
DDR Corp.	3.50%	1/15/2021	15	15,199
DDR Corp.	4.75%	4/15/2018	28	28,552
DDR Corp.	7.50%	7/15/2018	5	5,259
DDR Corp.	7.875%	9/1/2020	39	44,701
Digital Realty Trust LP	3.40%	10/1/2020	20	20,526
Digital Realty Trust LP	5.875%	2/1/2020	47	50,809
DuPont Fabros Technology LP	5.875%	9/15/2021	25	26,047

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
EPR Properties	7.75%	7/15/2020	$131	$148,628
First Industrial LP	7.50%	12/1/2017	50	51,135
HCP, Inc.	2.625%	2/1/2020	12	12,094
HCP, Inc.	3.75%	2/1/2019	50	51,068
HCP, Inc.	4.00%	12/1/2022	12	12,565
HCP, Inc.	5.375%	2/1/2021	6	6,553
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	2	2,192
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	10	9,987
Hospitality Properties Trust	6.70%	1/15/2018	5	5,021
Kilroy Realty LP	4.80%	7/15/2018	25	25,565
Kilroy Realty LP	6.625%	6/1/2020	92	102,129
Mack-Cali Realty LP	2.50%	12/15/2017	219	219,349
National Retail Properties, Inc.	6.875%	10/15/2017	10	10,140
Select Income REIT	2.85%	2/1/2018	50	50,214
SL Green Realty Corp.	5.00%	8/15/2018	8	8,213
SL Green Realty Corp.	7.75%	3/15/2020	75	84,022
VEREIT Operating Partnership LP	3.00%	2/6/2019	118	119,232
VEREIT Operating Partnership LP	4.125%	6/1/2021	41	42,970
Welltower, Inc.	2.25%	3/15/2018	75	75,211
Welltower, Inc.	4.125%	4/1/2019	7	7,212
Weyerhaeuser Co.	4.70%	3/15/2021	25	26,634
Weyerhaeuser Co.	6.95%	8/1/2017	41	41,150
Weyerhaeuser Co.	7.375%	10/1/2019	2	2,220
Total				1,386,475

Retail 0.31%
Best Buy Co., Inc.	5.00%	8/1/2018	5	5,164
Coach, Inc.	3.00%	7/15/2022	25	24,675
Macy’s Retail Holdings, Inc.	7.45%	7/15/2017	5	5,006
PVH Corp.	4.50%	12/15/2022	13	13,487
Rite Aid Corp.	6.75%	6/15/2021	98	101,136
Rite Aid Corp.	9.25%	3/15/2020	15	15,525
Total				164,993

Steel 0.27%
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(b)	6.50%	5/15/2021	45	47,588
Cliffs Natural Resources, Inc.†	8.25%	3/31/2020	4	4,380

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Steel (continued)
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%		5/1/2022	$18	$18,900
U.S. Steel Corp.†	8.375%		7/1/2021	66	72,765
Total					143,633

Technology 0.65%
Baidu, Inc. (China)(b)	3.25%		8/6/2018	200	202,544
eBay, Inc.	1.65%	#	8/1/2019	75	75,215
Expedia, Inc.	7.456%		8/15/2018	58	61,335
TIBCO Software, Inc.†	11.375%		12/1/2021	11	12,155
Total					351,249

Telecommunications 0.47%
FairPoint Communications, Inc.†	8.75%		8/15/2019	32	32,915
GCI, Inc.	6.75%		6/1/2021	14	14,368
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.25%		4/1/2019	24	24,036
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.25%		10/15/2020	54	51,300
Telefonica Emisiones SAU (Spain)(b)	6.221%		7/3/2017	87	87,000
Windstream Services LLC	7.75%		10/1/2021	48	45,360
Total					254,979

Textiles Products 0.04%
Springs Industries, Inc.	6.25%		6/1/2021	22	22,743

Transportation: Miscellaneous 0.20%
Asciano Finance Ltd. (Australia)†(b)	5.00%		4/7/2018	25	25,461
Florida East Coast Holdings Corp.†	6.75%		5/1/2019	49	50,275
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023	25	26,188
XPO Logistics, Inc.†	6.50%		6/15/2022	3	3,165
Total					105,089

Utilities 0.02%
United Utilities plc (United Kingdom)(b)	5.375%		2/1/2019	10	10,428
Total Corporate Bonds (cost $23,321,920)					23,433,471

FLOATING RATE LOANS(d) 4.53%

Aerospace/Defense 0.01%
Gol LuxCo S.A. Term Loan (Luxembourg)(b)	6.50%		8/31/2020	6	6,165

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.04%
Neff Rental LLC 2nd Lien Closing DateTerm Loan	7.664%	6/9/2021	$13	$12,950
Nord Anglia Education Finance LLC Initial Term Loan	–(e)	3/31/2021	9	9,039
Total				21,989

Chemicals 0.31%
Celanese U.S. Holdings LLC Term Loan	2.716%	7/15/2021	54	54,067
FMC Corporation Term Loan A	2.476%	4/21/2020	18	18,242
Mosaic Company (The) Term Loan	2.466%	11/18/2021	84	83,685
Sherwin-Williams Company (The) Term Loan A	2.364%	4/13/2021	12	12,000
Total				167,994

Consumer Products 0.02%
Textron, Inc. Term Loan A	2.459%	3/14/2019	12	12,075

Containers 0.40%
Ball Corp. USD Term Loan A	2.976%	3/18/2021	72	72,143
Ball UK Aquisition Ltd. EUR Term Loan A(f)	1.75%	3/18/2021	EUR16	18,271
WestRock Co. Closing Date Term Loan	2.355%	7/1/2020	$122	121,537
Total				211,951

Drugs 0.04%
Teva Pharmaceutical Industries Ltd Term Loan B (Israel)(b)	–(e)	11/16/2020	24	23,670

Electric: Power 0.32%
FirstEnergy Corp. Term Loan	2.909%	12/6/2021	174	173,347

Electrical Equipment 0.21%
Analog Devices, Inc. 3 Year Term Loan	2.245%	9/23/2019	114	114,240

Electronics 0.06%
Keysight Technologies, Inc. Delayed Draw Term Loan	2.75%	2/14/2020	32	31,461

Food 0.05%
Amplify Snack Brands, Inc. Term Loan	6.57%	9/2/2023	26	25,870

Gaming 0.46%
Seminole Tribe of Florida Term B Loan	–(e)	7/8/2024	88	88,286
Seminole Tribe of Florida Initial Term Loan	3.476%	4/29/2020	160	160,244
Total				248,530

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.34%
Medtronic, Inc. Term Loan	2.101%	1/26/2018	$75	$74,719
Zimmer biomet Holdings, Inc. Term Loan	2.476%	9/30/2019	71	70,467
Zimmer Holdings, Inc. Term Loan	2.534% - 2.601%	5/29/2019	35	35,106
Total				180,292

Health Care Services 0.10%
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	2.422%	10/30/2019	40	39,815
Laboratory Corp. of America Holdings Term Loan	2.476%	12/19/2019	15	15,033
Total				54,848

Household Equipment/Products 0.26%
Dell International LLC Term Loan A1	3.23%	12/31/2018	18	17,816
Dell International LLC Term Loan A2	3.48%	9/7/2021	124	124,135
Total				141,951

Leasing 0.09%
Avolon TLB Borrower 1 LLC Initial Term Loan B2 (Luxembourg)(a)	3.962%	3/21/2022	50	50,383

Lodging 0.10%
VML US Finance, LLC USD New Initial Term Loan	–(e)	5/31/2022	55	54,450

Machinery: Industrial/Specialty 0.08%
Flowserve Corp. 2012 Term Loan	2.546%	10/14/2020	41	40,320

Manufacturing 0.21%
Tyco International Holding S.a.r.I. Term Loan (Luxembourg)(a)	2.96%	3/2/2020	111	111,015

Media 0.19%
AMC Networks, Inc. Term Loan A	2.589%	12/16/2019	57	57,338
Charter Communications Operating, LLC Term Loan E1	3.23%	7/1/2020	45	45,231
Total				102,569

Metals & Mining: Miscellaneous 0.06%
Fairmount Santrol, Inc. Tranche B2 New Term Loan	4.796%	9/5/2019	36	34,532

Miscellaneous 0.26%
Harris Corp. 3 Year Tranche Term Loan	2.73%	3/16/2018	3	2,841
Harris Corp. 5 Year Tranche Term Loan	2.73%	3/16/2020	16	15,663

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous (continued)
Rockwell Collins, Inc. Term Loan	2.377%	12/16/2019	$119	$118,653
Total				137,157

Oil 0.08%
Noble Energy, Inc. Initial Term Loan	2.436%	1/6/2019	24	23,513
Petroleos Mexicanos Term Loan (Mexico)(b)	–(e)	2/14/2020	20	19,850
Total				43,363

Oil: Crude Producers 0.10%
Buckeye Partners LP Delayed Draw Term Loan	2.58%	9/30/2019	17	16,958
ONEOK Partners, L.P. Term Loan	2.516%	1/8/2019	37	37,000
Total				53,958

Real Estate Investment Trusts 0.20%
American Tower Corporation Term Loan	2.48%	1/31/2022	107	105,834

Retail 0.49%
Bass Pro Group LLC 2015 New Term Loan	4.367%	6/5/2020	62	61,784
Burlington Coat Factory Warehouse Corp. Term Loan B4	3.96%	8/13/2021	72	72,300
P.F. Chang’s China Bistro, Inc. Borrowing Term Loan	4.535% - 6.50%	7/2/2019	25	24,808
PVH Corp. Tranche A Term Loan	2.709%	5/19/2021	86	85,642
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	5.105%	6/21/2021	18	18,101
Total				262,635

Technology 0.02%
Zayo Group, LLC Incremental Refinancing 2017 Term Loan B1	3.216%	1/19/2021	9	9,008

Telecommunications 0.03%
AT&T, Inc. Tranche A Advance Term Loan	2.21%	3/2/2018	16	15,637
Total Floating Rate Loans (cost $2,429,979)				2,435,244

Foreign Government Obligations(b) 0.63%

Argentina 0.05%
Republic of Argentina	5.625%	1/26/2022	25	25,663

Dominican Republic 0.00%
Dominican Republic†	9.04%	1/23/2018	2	2,235

Indonesia 0.38%
Republic of Indonesia†	3.70%	1/8/2022	200	206,039

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Qatar 0.20%
State of Qatar†	5.25%		1/20/2020	$100	$106,387
Total Foreign Government Obligations (cost $340,064)					340,324

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.52%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.69%	#	10/25/2030	20	20,476
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.019%	#	1/25/2047	143	146,210
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872%	#	4/25/2045	75	76,880
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.944%	#	6/25/2047	104	106,939
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684%	#	8/25/2045	30	30,747
Federal Home Loan Mortgage Corp. 2013-K502 C†	2.967%	#	3/25/2045	11	10,988
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274%	#	4/25/2046	30	30,579
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.072%	#	10/25/2047	39	39,507
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	15	14,833
Government National Mortgage Assoc. 2014-112 A	3.00%	#	1/16/2048	8	8,012
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	18	17,454
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	30	29,550
Government National Mortgage Assoc. 2014-64 IO	1.184%	#	12/16/2054	331	23,944
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	1	696
Government National Mortgage Assoc. 2014-78 IO	0.611%	#	3/16/2056	56	2,824
Government National Mortgage Assoc. 2015-47 AE	2.90%	#	11/16/2055	11	11,189
Government National Mortgage Assoc. 2015-48 AS	2.90%	#	2/16/2049	27	26,979
Government National Mortgage Assoc. 2015-73 AC	2.90%	#	2/16/2053	44	43,888
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	57	55,900
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	40	39,583
Government National Mortgage Assoc. 2017-22 GA	2.60%	#	8/16/2051	29	28,673
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/15/2051	68	66,560
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2058	195	194,081
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	59	58,558
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	91	90,433
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	89	88,581
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	89	88,454
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	60	59,295
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	75	74,591
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	50	49,580
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	30	29,616
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	30	29,601
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	61	60,310
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	58	57,690
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	48	47,832

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	$72	$71,425
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	60	60,182
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,905,316)					1,892,640

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.81%
Federal Home Loan Mortgage Corp.	0.875%		3/7/2018	103	102,739
Federal Home Loan Mortgage Corp.	3.08%	#	10/1/2043	15	15,848
Federal Home Loan Mortgage Corp.	3.205%	#	12/1/2040	28	29,024
Federal Home Loan Mortgage Corp.	3.237%	#	6/1/2041	14	15,362
Federal Home Loan Mortgage Corp.	3.387%	#	6/1/2042	12	12,662
Federal National Mortgage Assoc.	2.701%	#	12/1/2045	10	9,807
Federal National Mortgage Assoc.	2.723%	#	12/1/2045	43	43,618
Federal National Mortgage Assoc.	2.837%	#	10/1/2045	10	10,636
Federal National Mortgage Assoc.	2.913%	#	6/1/2042	24	24,401
Federal National Mortgage Assoc.	3.144%	#	3/1/2042	22	23,219
Federal National Mortgage Assoc.	3.372%	#	10/1/2036	49	52,247
Federal National Mortgage Assoc.	3.382%	#	12/1/2040	2	2,336
Federal National Mortgage Assoc.	3.401%	#	12/1/2040	4	4,348
Federal National Mortgage Assoc.	3.431%	#	4/1/2040	40	42,623
Federal National Mortgage Assoc.	3.473%	#	10/1/2040	2	1,632
Federal National Mortgage Assoc.	3.675%	#	1/1/2042	45	46,505
Total Government Sponsored Enterprises Pass-Throughs (cost $439,007)					437,007

GOVERNMENT SPONSORED ENTERPRISES SECURITY 0.30%
Federal Home Loan Bank (cost $160,379)	1.125%		4/25/2018	160	159,836

MUNICIPAL BONDS 0.18%

Miscellaneous
Illinois	3.90%		1/1/2018	5	5,016
Illinois	4.95%		6/1/2023	7	7,035
Illinois	5.163%		2/1/2018	50	50,531
Illinois	5.665%		3/1/2018	25	25,417
Illinois	5.877%		3/1/2019	10	10,356
Total Municipal Bonds (cost $98,903)					98,355

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 21.21%
A10 Bridge Asset Financing LLC 2015-AA A1†	Zero Coupon		5/15/2036	116	115,527
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	42	42,958
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	100	102,141

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Assurant Commercial Mortgage Trust 2016-1A A1†	1.362%		5/15/2049	$21		$21,097
Aventura Mall Trust 2013-AVM A†	3.867%	#	12/5/2032	100		105,029
Aventura Mall Trust 2013-AVM C†	3.867%	#	12/5/2032	100		103,270
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-1 AJ	5.557%	#	11/10/2042	–	(a)	381
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	2.589%	#	11/15/2033	100		100,238
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	200		198,527
BB-UBS Trust 2012-TFT B†	3.584%	#	6/5/2030	100		98,227
BB-UBS Trust 2012-TFT C†	3.584%	#	6/5/2030	100		97,220
BBCMS Trust 2013-TYSN E†	3.708%		9/5/2032	135		136,041
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%	#	11/11/2041	15		15,365
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.857%	#	11/11/2041	25		25,592
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.915%	#	6/11/2050	50		50,108
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	29		29,577
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	29		29,775
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.357%	#	11/10/2049	195		16,334
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.797%	#	12/10/2054	192		11,167
CGGS Commercial Mortgage Trust 2016-RNDA DFX†	4.387%		2/10/2033	92		93,440
Chicago Skyscraper Trust 2017-SKY A†	1.959%	#	2/15/2030	137		137,415
Chicago Skyscraper Trust 2017-SKY C†	2.409%	#	2/15/2030	100		100,353
Chicago Skyscraper Trust 2017-SKY XCP IO	2.712%	#	2/15/2030	2,938		49,402
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.866%	#	12/10/2049	35		35,067
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008%	#	1/12/2030	100		100,156
Citigroup Commercial Mortgage Trust 2014-GC19 A1	1.199%		3/10/2047	6		5,568
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.458%	#	6/10/2048	986		26,947
Citigroup Commercial Mortgage Trust 2015-SHP2 XCP IO†	0.114%	#	7/15/2027	46,545		2,439

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2015-SSHP C†	3.259%	#	9/15/2027	$100	$99,476
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	100	98,938
Citigroup Commercial Mortgage Trust 2016-SMPL E†	4.509%		9/10/2031	100	100,345
COBALT CMBS Commercial Mortgage Trust 2007-C3 AM	6.061%	#	5/15/2046	10	10,100
Commercial Mortgage Loan Trust 2008-LS1 ASM	6.335%	#	12/10/2049	50	50,291
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%	#	3/10/2039	35	36,651
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	200	207,256
Commercial Mortgage Pass-Through Certificates 2012-CR5 A4	2.771%		12/10/2045	12	12,073
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		8/10/2050	10	10,189
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	8	8,139
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	32	31,821
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	124	122,184
Commercial Mortgage Pass-Through Certificates 2013-THL D†	3.739%	#	6/8/2030	100	100,281
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.839%	#	6/8/2030	100	100,127
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XB1 IO†	0.252%	#	9/10/2047	2,000	20,775
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.912%	#	7/10/2050	98	3,847
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.577%	#	8/10/2029	100	99,191
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	4,000	104,860
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	1.72%	#	10/15/2034	106	106,584
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	3.459%	#	10/15/2034	100	100,611
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173%	#	10/15/2034	578	16,182

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commericial Mortgage Trust 2016-CD1 XA IO	1.575%	#	8/10/2049	$182	$17,393
Commericial Mortgage Trust 2017-CD3 XA IO	1.199%	#	2/10/2050	998	77,533
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	25	25,571
Core Industrial Trust 2015-CALW XA IO†	0.939%	#	2/10/2034	1,006	33,431
Cosmopolitan Hotel Trust 2016-CSMO A†	2.559%	#	11/15/2033	17	17,146
Cosmopolitan Hotel Trust 2016-CSMO B†	3.259%	#	11/15/2033	24	24,209
Cosmopolitan Hotel Trust 2016-CSMO E†	5.809%	#	11/15/2033	32	32,636
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	50	52,317
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	200	213,259
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.959%	#	9/15/2038	100	99,301
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697%	#	9/15/2037	1,000	37,685
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	3.659%	#	11/15/2033	50	50,180
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	4.659%	#	11/15/2033	50	50,320
Credit Suisse Mortgage Capital Certificates 2017-HD A†	2.109%	#	2/15/2031	50	50,184
Credit Suisse Mortgage Capital Certificates 2017-HD D†	3.659%	#	2/15/2031	50	50,289
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	84	85,072
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	50	50,655
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	50	50,708
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442%	#	4/5/2033	50	50,011
Credit Suisse Mortgage Capital Certificates Trust 2017-HD XCP IO†	1.935%	#	2/15/2031	1,376	38,351
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	10	10,284
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.977%	#	1/15/2049	996	111,910
DBJPM Mortgage Trust 2016-C3 XA IO	1.658%	#	9/10/2049	199	21,137
DBUBS Mortgage Trust 2011-LC2A D†	5.727%	#	7/10/2044	100	105,539
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	21	21,315
DBWF Mortgage Trust 2016-85T XA IO†	0.116%	#	12/10/2036	3,140	13,847
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.495%	#	12/15/2034	200	203,749

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GAHR Commericial Mortgage Trust 2015-NRF EFX†	3.495%	#	12/15/2034	$20	$19,954
Great Wolf Trust 2015-WOLF E†	5.444%	#	5/15/2034	100	101,628
GS Mortgage Securities Corp. II 2013-GC10 A3	2.613%		2/10/2046	100	100,871
GS Mortgage Securities Corp. Trust 2013-NYC5 A†	2.318%		1/10/2030	100	100,263
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202%	#	2/10/2029	100	103,724
GS Mortgage Securities Corp. Trust 2017-485L XB IO†	0.244%	#	2/10/2037	1,590	21,823
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	100	100,231
GS Mortgage Securities Trust 2011-GC5 B†	5.566%	#	8/10/2044	107	116,325
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.149%	#	1/10/2045	304	22,076
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	20	21,376
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#	4/10/2031	100	99,753
GS Mortgage Securities Trust 2013-GC14 A1	1.217%		8/10/2046	5	5,059
GS Mortgage Securities Trust 2015-GS1 XB IO	0.332%	#	11/10/2048	1,082	18,854
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	15	14,936
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	26	25,852
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	35	35,182
H/2 Asset Funding 2015-1A-AFL	2.633%		6/24/2049	13	12,936
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	13	12,874
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	25	24,232
HMH Trust 2017-NSS 2017-NSS A†	3.062%		7/5/2031	100	100,804
HMH Trust 2017-NSS 2017-NSS B†	3.343%		7/5/2031	100	100,996
HMH Trust 2017-NSS 2017-NSS C†	3.787%		7/5/2031	100	99,807
HMH Trust 2017-NSS 2017-NSS D†	4.723%		7/5/2031	100	99,690
Hospitality Mortgage Trust 2017-HIT D†	3.239%	#	5/8/2030	100	100,358
Hospitality Mortgage Trust 2017-HIT E†	4.639%	#	5/8/2030	100	100,540
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	102,776
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	179	181,431
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417%	#	8/5/2034	1,000	59,225
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	31	31,148
JPMorgan Chase Commercial Mortgage Securities Trust(g)	1.00%		5/16/2059	49	48,952
JPMorgan Chase Commercial Mortgage Securities Trust 2004-LN2 A2	5.115%		7/15/2041	1	950
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.977%	#	2/12/2049	12	12,385
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.694%	#	12/5/2027	25	28,047

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#	5/15/2045	$11	$11,667
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	96	100,130
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	25	25,492
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 A1	1.539%		11/15/2047	6	6,164
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.304%	#	1/15/2048	983	52,485
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	200	203,428
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.839%	#	7/15/2048	984	34,266
JPMorgan Chase Commercial Mortgage Securities Trust 2016-ATRM A†	2.962%		10/5/2028	50	50,145
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.959%	#	12/15/2049	997	47,983
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	30	30,464
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	25	25,490
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	20	20,442
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143%	#	10/5/2031	35	35,620
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143%	#	10/5/2031	30	29,916
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791%	#	10/5/2031	1,000	25,419
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	2.609%	#	10/15/2033	68	68,330
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	4.009%	#	10/15/2033	10	10,084
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	4.909%	#	10/15/2033	27	27,320
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT XCP IO†	1.198%	#	10/15/2018	4,967	78,404
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK 2017- MARK A†	3.392%		6/5/2032	67	68,916
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK 2017- MARK B†	3.795%		6/5/2032	27	27,773

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK 2017-MARK C†	4.036%	#	6/5/2032	$20	$20,527
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK 2017-MARK D†	4.036%	#	6/5/2032	18	17,840
LMREC, Inc. 2015-CRE1 A†	2.966%	#	2/22/2032	100	99,285
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#	4/20/2048	9	9,196
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	2.106%	#	3/10/2049	996	82,263
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	100	99,972
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	100	100,686
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	100	108,380
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	58	56,770
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	10	10,138
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.879%	#	7/15/2050	491	18,119
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.608%	#	11/15/2049	994	95,304
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	50	49,309
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	100	99,088
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.406%	#	9/13/2031	9,863	40,160
Morgan Stanley Capital I Trust 2007-IQ15 AM	6.128%	#	6/11/2049	10	10,221
Morgan Stanley Capital I Trust 2012-C4 B†	5.213%	#	3/15/2045	100	109,263
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	104,112
Morgan Stanley Capital I Trust 2016-UB11 XB IO	1.136%	#	8/15/2049	1,000	75,382
Morgan Stanley Capital I Trust 2017-PRME D†	4.559%	#	2/15/2034	40	40,285
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	100	100,130
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	21	20,514
MSCG Trust 2016-SNR A†	3.46%	#	11/15/2034	69	69,255
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	33	33,185
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	25	25,233
Nationslink Funding Corp. 1999-LTL1 D†	6.45%		1/22/2026	32	33,667
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	77	77,746
Palisades Center Trust 2016-PLSD XCP IO†	1.106%	#	5/13/2018	1,000	9,065
PFP Ltd. 2017-3 A†	2.222%	#	1/14/2035	100	100,224
PFP Ltd. 2017-3 B†	2.922%	#	1/14/2035	100	100,501
PFP Ltd. 2017-3 D†	4.672%	#	1/14/2035	100	100,652

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Prima Capital CRE Securization 2006-1	2.55%		8/26/2049	$80	$77,881
Prima Capital Ltd. 2016-6A A	2.85%		8/25/2040	142	142,026
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	42	42,637
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	179	179,973
Shops at Crystals Trust 2016-CSTL XB IO†	0.328%	#	7/5/2036	1,000	19,205
UBS-BAMLL Trust 2012-WRM D†	4.379%	#	6/10/2030	100	98,567
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	22	22,931
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	10	10,258
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	75	75,726
UBS-Barclays Commercial Mortgage Trust 2012-C4 AAB	2.459%		12/10/2045	25	25,274
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	52	53,262
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.148%	#	3/10/2046	933	41,991
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	18	18,536
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	100	102,183
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.468%	#	10/15/2044	10	9,950
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	3.659%	#	6/15/2029	100	100,647
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	5.509%	#	6/15/2029	27	27,253
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.785%	#	11/15/2043	100	107,230
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.101%	#	6/15/2048	2,000	6,963
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	10	10,250
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.755%	#	12/15/2048	36	38,775
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.947%	#	9/15/2048	981	45,421
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.945%	#	8/15/2049	993	121,964
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#	2/15/2044	25	27,120
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	66	67,371
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.92%	#	6/15/2045	25	26,145
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	2	2,263

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.069%	#	8/15/2045	$366	$27,631
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	10	10,144
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	52	51,990
Total Non-Agency Commercial Mortgage-Backed Securities (cost $11,421,198)					11,396,349

				Shares (000)
PREFERRED STOCK 0.02%

Oil
Templar Energy LLC Units (cost $10,685)				1	10,418

				Principal Amount (000)
U.S. TREASURY OBLIGATION 1.01%
U.S. Treasury Note (cost $545,287)	1.25%		4/30/2019	$546	544,742
Total Long-Term Investments (cost $51,899,061)					51,987,364

SHORT-TERM INVESTMENTS 2.90%

CORPORATE BONDS 2.15%

Banks: Regional 1.47%
Bank of America Corp.	6.00%		9/1/2017	55	55,381
Bank of America Corp.	6.40%		8/28/2017	18	18,128
Barclays Bank plc (United Kingdom)†(b)	6.05%		12/4/2017	100	101,738
Capital One Financial Corp.	6.75%		9/15/2017	35	35,357
Compass Bank	1.85%		9/29/2017	250	250,071
Compass Bank	6.40%		10/1/2017	100	101,031
Deutsche Bank AG (United Kingdom)(b)	6.00%		9/1/2017	25	25,166
Intesa Sanpaolo SpA (Italy)(b)	3.875%		1/16/2018	200	201,878
Total					788,750

Electric: Power 0.04%
New York State Electric & Gas Corp.†	6.15%		12/15/2017	10	10,187
TransAlta Corp. (Canada)(b)	6.90%		5/15/2018	11	11,467
Total					21,654

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.02%
Tech Data Corp.	3.75%	9/21/2017	$10	$10,031

Financial Services 0.19%
Synchrony Financial	1.875%	8/15/2017	100	100,024

Media 0.02%
Sky plc (United Kingdom)†(b)	6.10%	2/15/2018	10	10,260

Natural Gas 0.02%
National Fuel Gas Co.	6.50%	4/15/2018	8	8,291

Oil 0.09%
Husky Energy, Inc. (Canada)(b)	6.20%	9/15/2017	25	25,222
Marathon Oil Corp.	6.00%	10/1/2017	25	25,239
Total				50,461

Oil: Crude Producers 0.16%
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	87	88,819

Oil: Integrated Domestic 0.03%
TechnipFMC plc (United Kingdom)†(b)	2.00%	10/1/2017	17	16,994

Retail 0.02%
Staples, Inc.	2.75%	1/12/2018	10	10,039

Telecommunications 0.09%
Nortel Networks Ltd. (Canada)(b)	10.75%	7/15/2016	76	49,685
Total Corporate Bonds (cost $1,155,362)				1,155,008

FLOATING RATE LOANS(d) 0.15%

ELECTRIC: POWER 0.10%
Energy Future Intermediate Holding Co LLC	–(e)	6/23/2018	51	51,191

HOUSEHOLD EQUIPMENT/PRODUCTS 0.05%
EMC Corporation Verdite Bridge Term Loan	2.98%	9/6/2017	28	28,000
Total Floating Rate Loans (cost $78,936)				79,191

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 0.60%
Repurchase Agreement dated 6/30/2017, 0.12% due 7/3/2017 with Fixed Income Clearing Corp. collateralized by $305,000 of U.S. Treasury Note at 3.625% due 2/15/2021; value: $330,206; proceeds: $321,572 (cost $321,568)	$322	$321,568
Total Short-Term Investments (cost $1,555,866)		1,555,767
Total Investments in Securities 99.63% (cost $53,454,927)		53,543,131
Cash and Other Assets in Excess of Liabilities(h) 0.37%		199,109
Net Assets 100.00%		$53,742,240

EUR	euro.
IO	Interest Only.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2017.
(a)	Amount represents less than 1,000 shares.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2017.
(e)	Interest rate to be determined.
(f)	Investment in non-U.S. dollar denominated securities.
(g)	Security purchased on a when-issued basis (See Note 2(i)).
(h)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	State Street Bank and Trust	8/16/2017	20,000	$21,965	$22,892	$(928)

Open Futures Contracts at June 30, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2017	16	Short	$(1,885,375)	$4,555

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2017	56	Long	$12,102,125	$(16,541)

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2017

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$–	$11,134,027	$–		$11,134,027
Common Stock	–	348	–		348
Convertible Bonds	–	104,603	–		104,603
Corporate Bonds	–	24,588,479	–		24,588,479
Floating Rate Loans(4)
Aerospace/Defense	–	6,165	–		6,165
Business Services	–	21,989	–		21,989
Chemicals	–	54,067	113,927		167,994
Consumer Products	–	–	12,075		12,075
Containers	–	–	211,951		211,951
Drugs	–	–	23,670		23,670
Electric: Power	–	51,191	173,347		224,538
Electrical Equipment	–	–	114,240		114,240
Electronics	–	–	31,461		31,461
Food	–	25,870	–		25,870
Gaming	–	248,530	–		248,530
Health Care Products	–	74,719	105,573		180,292
Health Care Services	–	–	54,848		54,848
Household Equipment/Products	–	169,951	–		169,951
Leasing	–	50,383	–		50,383
Lodging	–	–	54,450		54,450
Machinery: Industrial/Specialty	–	–	40,320		40,320
Manufacturing	–	–	111,015		111,015
Media	–	102,569	–		102,569
Metals & Mining: Miscellaneous	–	34,532	–		34,532
Miscellaneous	–	–	137,157		137,157
Oil	–	–	43,363		43,363
Oil: Crude Producers	–	–	53,958		53,958
Real Estate Investment Trusts	–	–	105,834		105,834
Retail	–	262,635	–		262,635
Technology	–	9,008	–		9,008
Telecommunications	–	–	15,637		15,637
Foreign Government Obligations	–	340,324	–		340,324
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	1,892,640	–		1,892,640
Government Sponsored Enterprises Pass-Throughs	–	437,007	–		437,007
Government Sponsored Enterprises Security	–	159,836	–		159,836
Municipal Bonds	–	98,355	–		98,355
Non-Agency Commercial Mortgage-Backed Securities	–	10,818,766	577,583	(5)(6)	11,396,349
Preferred Stock	–	10,418	–		10,418
U.S. Treasury Obligation	–	544,742	–		544,742
Repurchase Agreement	–	321,568	–		321,568
Total	$–	$51,562,722	$1,980,409		$53,543,131

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2017

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contract
Assets	$–	$–	$–	$–
Liabilities	–	(928)	–	(928)
Futures Contracts
Assets	4,555	–	–	4,555
Liabilities	(16,541)	–	–	(16,541)
Total	$(11,986)	$(928)	$–	$(12,914)
(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(5)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.

Investment Type	Security	Fair Value
Non-Agency Commercial Mortgage-Backed Securities	A10 Bridge Asset Financing LLC 2015-AA A1	$115,527

(6)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significant lower or higher value of such Level 3 investments.

Investment Type	Security	Fair Value
Non-Agency Commercial Mortgage-Backed Securities	Credit Suisse Mortgage Capital Certificates Trust 2017-HD XCP IO	$38,351
Non-Agency Commercial Mortgage-Backed Securities	GS Mortgage Securities Corp. Trust 2017-485L XB IO	21,823
Non-Agency Commercial Mortgage-Backed Securities	GS Mortgage Securities Trust 2016-GS4 225A	14,936
Non-Agency Commercial Mortgage-Backed Securities	GS Mortgage Securities Trust 2016-GS4 225C	25,852
Non-Agency Commercial Mortgage-Backed Securities	GS Mortgage Securities Trust 2016-GS4 225D	35,182
Non-Agency Commercial Mortgage-Backed Securities	HMH Trust 2017-NSS 2017-NSS B	100,996
Non-Agency Commercial Mortgage-Backed Securities	HMH Trust 2017-NSS 2017-NSS C	99,807
Non-Agency Commercial Mortgage-Backed Securities	HMH Trust 2017-NSS 2017-NSS D	99,690
Non-Agency Commercial Mortgage-Backed Securities	JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO	25,419

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2017	$ 99,474	$923,403	$ 707,721
Accrued Discounts (Premiums)	–	406	(9,930)
Realized Gain (Loss)	–	1,271	–
Change in Unrealized Appreciation (Depreciation)	–	1,000	2,453
Net Purchases	–	828,984	482,043
Net Sales	–	(423,027)	(160,000)
Net Transfers into Level 3	–	70,789	–
Net Transfers out of Level 3	(99,474)	–	(444,704)
Balance as of June 30, 2017	$ –	$1,402,826	$ 577,583
Net change in unrealized appreciation/depreciation for period ended June 30, 2017 related to Level 3 investments held at June 30, 2017.	$ –	$2,307	$ 2,453

See Notes to Financial Statements.	41

Statement of Assets and Liabilities (unaudited)

June 30, 2017

ASSETS:
Investments in securities, at fair value (cost $53,454,927)	$53,543,131
Cash	1,666
Deposits with brokers for futures collateral	21,024
Receivables:
Interest	427,726
Investment securities sold	265,957
Capital shares sold	49,483
From advisor (See Note 3)	5,699
Total assets	54,314,686
LIABILITIES:
Payables:
Investment securities purchased	455,076
Management fee	15,394
Variation margin for futures contracts	1,979
Fund administration	1,759
Directors’ fees	1,342
Capital shares reacquired	222
Unrealized depreciation on forward foreign currency exchange contracts	928
Accrued expenses	95,746
Total liabilities	572,446
NET ASSETS	$53,742,240
COMPOSITION OF NET ASSETS:
Paid-in capital	$54,100,097
Undistributed net investment income	501,885
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(935,036)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	75,294
Net Assets	$53,742,240
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	3,636,528
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.78

42	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2017

Investment income:
Dividends	$235
Interest and other (net of foreign withholding taxes of $149)	696,027
Total investment income	696,262
Expenses:
Management fee	85,822
Non 12b-1 service fees	61,399
Professional	27,056
Shareholder servicing	23,753
Fund administration	9,808
Reports to shareholders	9,004
Custody	8,441
Directors’ fees	590
Other	2,104
Gross expenses	227,977
Expense reductions (See Note 9)	(195)
Fees waived and expenses reimbursed (See Note 3)	(31,617)
Net expenses	196,165
Net investment income	500,097
Net realized and unrealized gain (loss):
Net realized gain on investments	26,503
Net realized gain on futures contracts and foreign currency related transactions	18,813
Net change in unrealized appreciation/depreciation on investments	161,187
Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies	(12,325)
Net realized and unrealized gain	194,178
Net Increase in Net Assets Resulting From Operations	$694,275

See Notes to Financial Statements.	43

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
Operations:
Net investment income	$500,097	$664,907
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	45,316	(78,539)
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	148,862	247,087
Net increase in net assets resulting from operations	694,275	833,455
Distributions to shareholders from:
Net investment income	–	(1,192,100)
Capital share transactions (See Note 14):
Proceeds from sales of shares	17,612,708	32,551,047
Reinvestment of distributions	–	1,192,100
Cost of shares reacquired	(11,783,341)	(7,969,058)
Net increase in net assets resulting from capital share transactions	5,829,367	25,774,089
Net increase in net assets	6,523,642	25,415,444
NET ASSETS:
Beginning of period	$47,218,598	$21,803,154
End of period	$53,742,240	$47,218,598
Undistributed net investment income	$501,885	$1,788

44	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Return of capital
6/30/2017(c)	$14.57	$0.15	$ 0.06	$0.21	$ –	$–
12/31/2016	14.43	0.33	0.19	0.52	(0.38)	–
12/31/2015	14.72	0.27	(0.21)	0.06	(0.34)	(0.01)
12/31/2014(e)(f)	15.00	0.18	(0.15)	0.03	(0.31)	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commencement of operations was 4/4/2014, SEC effective date was 4/14/2014 and date shares first became available to the public was 5/1/2014.
(f)	Net investment income, net realized and unrealized gain (loss) amounted to less than $.01 for the period 4/4/2014 through 4/14/2014.
(g)	Total return for the period 4/14/2014 through 12/31/2014 was also 0.22%.
(h)	Annualized.

46	See Notes to Financial Statements.

				Ratios to Average Net Assets:						Supplemental Data:
Total distri- butions	Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$ –	$14.78	1.44	(d)	0.40	(d)	0.46	(d)	1.01	(d)	$53,742	35.35	(d)
(0.38)	14.57	3.47		0.80		1.04		2.21		47,219	69.28
(0.35)	14.43	0.58		0.80		1.45		1.79		21,803	61.27
(0.31)	14.72	0.22	(d)(g)	0.80	(h)	2.02	(h)	1.61	(h)	7,680	102.97	(d)

See Notes to Financial Statements.	47

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Short Duration Income Portfolio (the “Fund”).

The Fund’s investment objective is to seek a high level of income consistent with preservation of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including

Notes to Financial Statements (unaudited)(continued)

observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remain open for the fiscal years ended December 31, 2013 through December 31, 2016. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending on jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Offering costs incurred by the Fund are amortized over a twelve month period beginning at the commencement of operations and are included in the Fund’s Statement of Operations.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if any, are included in Net realized loss on futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (unaudited)(continued)

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on futures contracts and foreign currency related transactions in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(k)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2017, the Fund did not have unfunded loan commitments.

(l)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the six months ended June 30, 2017, the effective management fee, net of waivers, was at an annualized rate of .22% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended June 30, 2017 and continuing through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net operating expenses to an annual rate of .80%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2017 and fiscal year ended December 31, 2016 was as follows:

Six Months Ended 6/30/2017 (unaudited		)	Year Ended 12/31/2016
Distributions paid from:
Ordinary income	$–		$1,192,100
Total distributions paid	$–		$1,192,100

As of December 31, 2016, the Fund had a capital loss carryforward of $442,173, which will carry forward indefinitely.

As of June 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$53,994,032
Gross unrealized gain	245,614
Gross unrealized loss	(696,515)
Net unrealized security gain	$(450,901)

The difference between book-basis and tax-basis unrealized gains (losses) is due to tax treatment of premium amortization, certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$2,649,870	$22,668,285	$2,679,165	$14,015,161

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended June 30, 2017, the Fund engaged in cross-trades purchases of $346,329.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2017 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2017 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2017, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts(1)	$ 4,555	$ –

Liability Derivatives
Futures Contracts(1)	$16,541	$ –
Forward Foreign Currency Exchange Contracts(2)	$ –	$928

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of future contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2017, were as follows:

	Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$ –	$ (112)
Futures Contracts	$ 18,534	$ –
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$ –	$ (1,892)
Futures Contracts	$(10,442)	$ –
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$ –	$23,624
Futures Contracts(4)	66	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2017.
(1)	Statements of Operations location: Net realized gain on futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$321,568	$–	$321,568
Total	$321,568	$–	$321,568

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$321,568	$ –	$ –	$(321,568)	$ –
Total	$321,568	$ –	$ –	$(321,568)	$ –

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$928	$–	$928
Total	$928	$–	$928

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
State Street Bank and Trust	$928	$ –	$ –	$ –	$928
Total	$928	$ –	$ –	$ –	$928

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2017.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2017.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended June 30, 2017, the Fund did not utilize the Facility.

Notes to Financial Statements (unaudited)(continued)

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions. During the six months ended June 30, 2017, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements,

Notes to Financial Statements (unaudited)(continued)

changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

The Fund may invest in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

The Fund is also subject to risks from redemptions by large shareholders, cyber security and other risks in connection with the operations of the Fund’s service providers, and risks from market disruptions and geopolitical events.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(concluded)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2017 (unaudited	)	Year Ended December 31, 2016
Shares sold	1,199,734		2,190,614
Reinvestment of distributions	–		81,988
Shares reacquired	(804,200)		(542,280)
Increase	395,534		1,730,322

15.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes, are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is for periods ending after August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Fund, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Fund’s net assets or results of operations.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett. com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Short Duration Income Portfolio	SFSDI-PORT-3 (08/17)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Total Return Portfolio

For the six-month period ended June 30, 2017

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

24	Statement of Assets and Liabilities

25	Statement of Operations

26	Statements of Changes in Net Assets

28	Financial Highlights

30	Notes to Financial Statements

39	Supplemental Information to Shareholders

Lord Abbett Series Fund — Total Return Portfolio
Semiannual Report

For the six-month period ended June 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Total Return Portfolio for the six-month period ended June 30, 2017. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/17 – 6/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/17 -
	1/1/17	6/30/17	6/30/17
Class VC
Actual	$1,000.00	$1,025.60	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2017

Sector*	%**
Auto	0.55%
Basic Industry	0.05%
Capital Goods	0.06%
Consumer Cyclical	0.91%
Consumer Discretionary	0.47%
Consumer Services	1.52%
Consumer Staples	0.61%
Energy	2.26%
Financial Services	26.84%
Foreign Government	2.33%
Health Care	0.81%
Integrated Oils	0.33%
Materials & Processing	2.37%
Municipal	1.08%
Producer Durables	0.40%
Technology	1.26%
Telecommunications	0.94%
Transportation	0.37%
U.S Government	54.95%
Utilities	1.08%
Repurchase Agreement	0.81%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 111.49%

ASSET-BACKED SECURITIES 18.80%

Automobiles 8.96%
Ally Auto Receivables Trust 2014-A†	0.63%	4/15/2019	$663	$661,167
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	717	728,444
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	656	661,804
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	402	403,219
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	222	222,076
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	1,977	1,993,016
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	421	420,771
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	127	126,522
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	358	358,016
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	1,956	1,955,745
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	525	526,032
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	1,070	1,069,769
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	535	540,638
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	592	593,836
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	376	379,157
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	908	913,147
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	120	121,151
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	110	109,875
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	183	182,845
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	938	941,582

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
Capital Auto Receivables Asset Trust 2015-1 A3	1.61%	6/20/2019	$515	$514,772
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	100	99,665
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	368	367,795
CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	317	316,751
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	149	149,335
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	382	381,737
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	201	200,787
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	512	511,651
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	553	550,353
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	339	338,755
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	781	779,773
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	17	17,420
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	367	370,299
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	117	116,734
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	195	197,090
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	134	134,010
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	150	160,890
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	204	205,376
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	585	590,731
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	607	627,898
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	280	280,385
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	284	284,330
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	756	759,627
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	180	183,917
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	535	537,163
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	447	454,806
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	550	551,110
First Investors Auto Owner Trust 2013-2A D†	3.58%	6/15/2020	261	261,897
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	157	157,223
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	353	352,883
Ford Credit Auto Owner Trust 2014-C A3	1.06%	5/15/2019	300	299,615
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	457	456,960
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	677	676,005
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	575	578,239
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	299	299,095
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%	9/17/2018	240	239,933
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	300	299,641
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	670	668,603

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%		7/16/2018	$349	$349,324
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%		3/15/2019	978	976,895
Santander Drive Auto Receivables Trust 2014-2 C	2.33%		11/15/2019	261	261,860
Santander Drive Auto Receivables Trust 2014-3 C	2.13%		8/17/2020	1,398	1,400,053
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	585	587,649
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	1,924	1,935,447
Santander Drive Auto Receivables Trust 2015-5 A3	1.58%		9/16/2019	134	133,631
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%		7/15/2019	99	98,754
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	190	190,434
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	350	350,156
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	264	263,680
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%		3/16/2020	2,006	2,005,398
Santander Drive Auto Receivables Trust 2017-2 D	3.49%		7/17/2023	808	808,911
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%		9/16/2019	1,192	1,191,786
SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	754	739,488
TCF Auto Receivables Owner Trust 2014-1A A4†	1.56%		1/15/2020	914	913,196
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%		12/16/2019	529	528,643
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%		4/15/2021	791	794,908
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	443	442,500
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%		10/15/2018	259	258,786
Volkswagen Auto Loan Enhanced Trust 2014-1 A4	1.45%		9/21/2020	897	896,541
Wheels SPV 2 LLC 2016-1A A2†	1.59%		5/20/2025	829	829,178
Total					42,839,284

Credit Cards 3.10%
BA Credit Card Trust 2015-A1 A	1.489%	#	6/15/2020	3,682	3,688,073
Capital One Multi-Asset Execution Trust 2015-A1	1.39%		1/15/2021	370	369,870
Chase Issuance Trust 2014-A6	1.26%		7/15/2019	800	799,960
Chase Issuance Trust 2015-A2	1.59%		2/18/2020	2,831	2,833,795
Citibank Credit Card Issuance Trust 2007-A8	5.65%		9/20/2019	839	846,451
Citibank Credit Card Issuance Trust 2017-A5	1.836%	#	4/22/2026	698	702,498
Discover Card Execution Note Trust 2013-A1	1.459%	#	8/17/2020	3,126	3,130,014
Discover Card Execution Note Trust 2017-A4	2.53%		10/15/2026	562	561,081
World Financial Network Credit Card Master Trust 2015-A A	1.639%	#	2/15/2022	1,863	1,867,992
Total					14,799,734

Home Equity 0.07%
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	1.376%	#	5/25/2036	30	29,452

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Home Equity (continued)
Meritage Mortgage Loan Trust 2004-2 M3	2.191%	#	1/25/2035	$258	$255,409
New Century Home Equity Loan Trust 2005-A A6	4.568%		8/25/2035	39	39,365
Total					324,226

Other 6.67%
Ally Master Owner Trust 2012-4 A	1.72%		7/15/2019	821	821,010
Ally Master Owner Trust 2012-5 A	1.54%		9/15/2019	1,586	1,586,370
Ally Master Owner Trust 2014-5 A2	1.60%		10/15/2019	1,114	1,114,288
Apidos CLO XVI 2013-16A CR†	4.209%	#	1/19/2025	250	249,663
Apollo Credit Funding IV Ltd. 4A A1†	2.628%	#	4/15/2027	1,000	1,003,207
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	268	268,159
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	283	281,207
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	182	182,464
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	608	608,148
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	183	183,238
Birchwood Park CLO Ltd. 2014-1A AR†	2.338%	#	7/15/2026	1,000	1,001,884
BlueMountain CLO Ltd. 2014-4A A1R†	2.55%	#	11/30/2026	1,000	1,002,206
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.308%	#	4/18/2025	400	400,596
Carlyle Global Market Strategies CLO Ltd. 2013-4A A2R†	2.678%	#	10/15/2025	350	352,123
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.64%	#	4/27/2027	850	851,596
Cent CLO Ltd. 2013-19A A1A†	2.50%	#	10/29/2025	850	850,983
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	142	141,733
CNH Equipment Trust 2016-A A2B	1.679%	#	7/15/2019	233	233,094
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	224	224,219
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	100	100,012
Dell Equipment Finance Trust 2017-1 A1†	1.35%		5/22/2018	1,749	1,749,919
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	186	186,062
Diamond Resorts Owner Trust 2013-1 A†	1.95%		1/20/2025	155	153,679
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	207	204,546
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	154	155,860
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	741	747,879
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	599	597,520

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%		8/15/2019	$845	$845,011
Fortress Credit BSL Ltd. 2013-1A A†	2.338%	#	1/19/2025	769	770,376
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	394	394,460
Hempstead CLO LP 2013-1A A1†	2.658%	#	1/15/2026	1,000	1,001,077
Jackson Mill CLO Ltd. 2015-1A A†	2.698%	#	4/15/2027	350	352,032
JFIN Revolver CLO Ltd. 2015-4A A†	2.303%	#	4/22/2020	224	223,554
John Deere Owner Trust 2014-A A3	0.92%		4/16/2018	6	5,654
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	535	535,022
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	156	155,668
Marathon CLO IV Ltd. 2012-4A A1†	2.562%	#	5/20/2023	194	194,275
NCF Dealer Floorplan Master Trust 2016-1A B†	6.712%	#	3/21/2022	178	175,230
NCF Dealer Floorplan Master Trust 2016-1A C†	9.712%	#	3/21/2022	698	701,867
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	410	410,035
Oaktree EIF I Series Ltd. 2015-A1 B†	3.758%	#	10/18/2027	900	903,250
Oaktree EIF II Series Ltd. 2014-A2 AR†	2.332%	#	11/15/2025	500	499,960
Oaktree EIF II Series Ltd. 2014-A2 BR†	2.882%	#	11/15/2025	900	903,921
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	315	322,553
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	100	104,610
OZLM Funding Ltd. 2012-1A A1R†	2.673%	#	7/22/2027	1,400	1,414,678
OZLM Funding Ltd. 2012-1A A2R†	3.503%	#	7/22/2027	750	752,709
Regatta IV Funding Ltd. 2014-1A DR†(a)	4.614%	#	7/25/2026	600	600,000
SLM Private Education Loan Trust 2010-A 2A†	4.409%	#	5/16/2044	30	31,085
SLM Student Loan Trust 2011-1 A1	1.736%	#	3/25/2026	22	22,032
Tryon Park CLO Ltd. 2013-1A A1†	2.278%	#	7/15/2025	800	799,533
Venture XVIII CLO Ltd. 2014-18A A†	2.608%	#	10/15/2026	500	500,393
Wells Fargo Dealer Floorplan Master Note Trust 2014-1 A	1.592%	#	7/20/2019	3,991	3,991,496
Total					31,862,146
Total Asset-Backed Securities (cost $89,676,421)					89,825,390

CORPORATE BONDS 24.49%

Aerospace/Defense 0.00%
Embraer SA (Brazil)(b)	5.15%		6/15/2022	10	10,588

Air Transportation 0.06%
Air Canada (Canada)†(b)	7.75%		4/15/2021	70	80,500
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		1/15/2022	177	185,501
Total					266,001

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Auto Parts: Original Equipment 0.06%
International Automotive Components Group SA (Luxembourg)†(b)	9.125%		6/1/2018	$280	$273,350

Automotive 0.56%
Aston Martin Capital Holdings Ltd. (Jersey)†(b)	6.50%		4/15/2022	200	208,750
Ford Motor Co.	7.45%		7/16/2031	711	901,154
General Motors Co.	6.60%		4/1/2036	1,339	1,557,246
Total					2,667,150

Banks: Regional 5.41%
Akbank TAS (Turkey)†(b)	7.20%	#	3/16/2027	200	208,110
Banco de Bogota SA (Colombia)†(b)	6.25%		5/12/2026	400	427,048
Banco de Credito e Inversiones (Chile)†(b)	4.00%		2/11/2023	400	416,809
Bank of America Corp.	3.824%	#	1/20/2028	1,030	1,049,247
Bank of America Corp.	3.95%		4/21/2025	250	253,586
Bank of America Corp.	4.00%		1/22/2025	728	741,461
Bank of America Corp.	4.45%		3/3/2026	315	328,454
Citigroup, Inc.	3.887%	#	1/10/2028	1,065	1,083,721
Citigroup, Inc.	5.50%		9/13/2025	1,389	1,547,313
First Republic Bank	4.625%		2/13/2047	418	431,730
Goldman Sachs Group, Inc. (The)	6.25%		2/1/2041	338	442,973
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	1,123	1,463,625
Intesa Sanpaolo SpA (Italy)†(b)	5.71%		1/15/2026	523	553,184
JPMorgan Chase & Co.	2.383%	#	10/24/2023	1,147	1,165,234
JPMorgan Chase & Co.	3.54%	#	5/1/2028	553	556,737
JPMorgan Chase & Co.	3.782%	#	2/1/2028	752	770,013
JPMorgan Chase & Co.	3.90%		7/15/2025	559	583,602
Morgan Stanley	2.373%	#	5/8/2024	1,042	1,048,231
Morgan Stanley	3.875%		1/27/2026	698	719,429
Morgan Stanley	4.00%		7/23/2025	770	804,578
Morgan Stanley	7.25%		4/1/2032	84	114,938
Santander UK Group Holdings plc (United Kingdom)†(b)	4.75%		9/15/2025	545	566,148
Santander UK plc (United Kingdom)†(b)	5.00%		11/7/2023	223	239,818
Santander UK plc (United Kingdom)(b)	7.95%		10/26/2029	902	1,143,767
Toronto-Dominion Bank (The) (Canada)(b)	3.625%	#	9/15/2031	1,324	1,315,816
Turkiye Garanti Bankasi AS (Turkey)†(b)	6.125%	#	5/24/2027	475	471,541
Turkiye Garanti Bankasi AS (Turkey)†(b)	6.25%		4/20/2021	200	212,415
UBS Group Funding Switzerland AG (Switzerland)†(b)	4.125%		4/15/2026	672	702,180

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
UBS Group Funding Switzerland AG (Switzerland)†(b)	4.125%		9/24/2025	$1,356	$1,423,024
Wachovia Corp.	7.574%	#	8/1/2026	596	766,951
Wells Fargo & Co.	3.00%		10/23/2026	914	891,182
Wells Fargo Bank NA	5.85%		2/1/2037	1,580	1,978,800
Wells Fargo Bank NA	6.60%		1/15/2038	437	597,650
Westpac Banking Corp. (Australia)(b)	4.322%	#	11/23/2031	812	833,928
Total					25,853,243

Beverages 0.48%
Anheuser-Busch InBev Finance, Inc.	4.70%		2/1/2036	1,264	1,400,758
Becle SAB de CV (Mexico)†(b)	3.75%		5/13/2025	350	349,998
Central American Bottling Corp. (Guatemala)†(b)	5.75%		1/31/2027	205	217,075
Corporacion Lindley SA (Peru)†(b)	4.625%		4/12/2023	27	28,215
Fomento Economico Mexicano SAB de CV (Mexico)(b)	4.375%		5/10/2043	300	307,157
Total					2,303,203

Building Materials 0.30%
Standard Industries, Inc.†	5.50%		2/15/2023	272	287,640
Standard Industries, Inc.†	6.00%		10/15/2025	1,086	1,167,450
Total					1,455,090

Business Services 0.21%
Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.00%		7/30/2027	275	273,197
Brand Energy & Infrastructure Services, Inc.†	8.50%		7/15/2025	231	239,663
Rent-A-Center, Inc.	4.75%		5/1/2021	528	480,480
Total					993,340

Chemicals 0.71%
Blue Cube Spinco, Inc.	10.00%		10/15/2025	1,043	1,288,105
Chemours Co. (The)	7.00%		5/15/2025	269	294,555
Equate Petrochemical BV (Netherlands)†(b)	4.25%		11/3/2026	700	711,200
GCP Applied Technologies, Inc.†	9.50%		2/1/2023	94	106,925
Mexichem SAB de CV (Mexico)†(b)	4.875%		9/19/2022	205	218,581
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025	108	111,780
Tronox Finance LLC†	7.50%		3/15/2022	500	517,500
Valvoline, Inc.†	5.50%		7/15/2024	116	122,960
Total					3,371,606

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Coal 0.04%
Peabody Energy Corp.†	6.00%	3/31/2022	$79	$78,704
Peabody Energy Corp.†	6.375%	3/31/2025	130	128,537
Total				207,241

Computer Hardware 0.30%
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	563	621,267
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	294	323,336
Dell International LLC/EMC Corp.†	8.10%	7/15/2036	392	494,461
Total				1,439,064

Computer Software 0.19%
Camelot Finance SA (Luxembourg)†(b)	7.875%	10/15/2024	141	152,280
Oracle Corp.	6.125%	7/8/2039	567	744,424
Total				896,704

Construction/Homebuilding 0.13%
AV Homes, Inc.†	6.625%	5/15/2022	95	98,088
Century Communities, Inc.†	5.875%	7/15/2025	365	364,087
PulteGroup, Inc.	7.875%	6/15/2032	124	145,080
Total				607,255

Containers 0.06%
BWAY Holding Co.†	7.25%	4/15/2025	295	300,163

Drugs 0.17%
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	835	835,000

Electric: Power 1.06%
AES Gener SA (Chile)†(b)	5.00%	7/14/2025	400	411,735
Appalachian Power Co.	7.00%	4/1/2038	529	735,597
Berkshire Hathaway Energy Co.	6.50%	9/15/2037	560	755,137
Dominion Energy, Inc.	7.00%	6/15/2038	266	355,915
Exelon Generation Co. LLC	5.60%	6/15/2042	390	393,394
Exelon Generation Co. LLC	6.25%	10/1/2039	692	758,249
FirstEnergy Corp.	4.85%	7/15/2047	186	189,266
Massachusetts Electric Co.†	4.004%	8/15/2046	501	507,633
Orazul Energy Egenor S en C por A (Peru)†(b)	5.625%	4/28/2027	574	562,520
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018	375	379,433
Total				5,048,879

Electrical Equipment 0.07%
Xilinx, Inc.	2.95%	6/1/2024	345	346,155

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Engineering & Contracting Services 0.30%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(b)	6.75%	3/30/2029	$295	$320,815
China Railway Resources Huitung Ltd. (Hong Kong)(b)	3.85%	2/5/2023	900	932,835
Mexico City Airport Trust (Mexico)†(b)	4.25%	10/31/2026	200	205,554
Total				1,459,204

Entertainment 0.49%
AMC Entertainment Holdings, Inc.	5.75%	6/15/2025	448	467,040
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	414	438,840
Eldorado Resorts, Inc.	7.00%	8/1/2023	100	108,500
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	445	483,938
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	439	458,206
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	390	399,750
Total				2,356,274

Financial Services 1.47%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	125	124,857
Affiliated Managers Group, Inc.	4.25%	2/15/2024	248	259,829
Discover Financial Services	4.10%	2/9/2027	1,061	1,064,991
Intelsat Connect Finance SA (Luxembourg)†(b)	12.50%	4/1/2022	322	292,215
International Lease Finance Corp.	5.875%	4/1/2019	1,433	1,522,636
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	367	377,322
Navient Corp.	6.625%	7/26/2021	1,015	1,094,931
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	343	359,752
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	175	170,724
OM Asset Management plc (United Kingdom)(b)	4.80%	7/27/2026	489	493,406
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	868	986,463
SURA Asset Management SA (Colombia)†(b)	4.375%	4/11/2027	280	283,500
Total				7,030,626

Food 0.18%
Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	297	316,305
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	305	323,300
Gruma SAB de CV (Mexico)†(b)	4.875%	12/1/2024	200	217,250
Total				856,855

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Care Services 0.74%
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	$59	$61,323
Ascension Health	3.945%	11/15/2046	265	269,516
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	472	489,039
HCA, Inc.	5.50%	6/15/2047	390	404,625
Kaiser Foundation Hospitals	4.15%	5/1/2047	366	380,780
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	97	103,669
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	496	497,485
NYU Hospitals Center	4.368%	7/1/2047	85	89,145
Tenet Healthcare Corp.	8.125%	4/1/2022	293	312,045
WellCare Health Plans, Inc.	5.25%	4/1/2025	866	909,300
Total				3,516,927

Household Equipment/Products 0.14%
Central Garden & Pet Co.	6.125%	11/15/2023	513	548,910
Kimberly-Clark de Mexico SAB de CV (Mexico)†(b)	3.80%	4/8/2024	100	101,130
Total				650,040

Insurance 0.52%
American International Group, Inc.	4.70%	7/10/2035	380	405,511
Lincoln National Corp.	6.30%	10/9/2037	100	123,331
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	945	1,061,675
Unum Group	5.75%	8/15/2042	250	297,920
Willis North America, Inc.	7.00%	9/29/2019	524	576,370
Total				2,464,807

Leisure 0.37%
Carlson Travel, Inc.†	6.75%	12/15/2023	236	240,720
Carnival plc	7.875%	6/1/2027	277	360,431
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	880	1,151,726
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	8	8,570
Total				1,761,447

Machinery: Industrial/Specialty 0.06%
SPX FLOW, Inc.†	5.625%	8/15/2024	300	310,500

Machinery: Oil Well Equipment & Services 0.09%
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	429	447,233

Manufacturing 0.38%
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	558	562,185
Koppers, Inc.†	6.00%	2/15/2025	173	184,245

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Manufacturing (continued)
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.40%	3/16/2027	$876	$896,428
Trinity Industries, Inc.	4.55%	10/1/2024	177	178,957
Total				1,821,815

Media 1.71%
21st Century Fox America, Inc.	6.90%	8/15/2039	753	998,310
Block Communications, Inc.†	6.875%	2/15/2025	486	522,450
Cablevision Systems Corp.	5.875%	9/15/2022	453	477,349
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	178	190,905
Comcast Corp.	6.95%	8/15/2037	489	691,888
Cox Communications, Inc.†	8.375%	3/1/2039	782	1,040,448
CSC Holdings LLC†	10.875%	10/15/2025	206	248,487
DISH DBS Corp.	7.75%	7/1/2026	397	471,437
Grupo Televisa SAB (Mexico)(b)	6.625%	1/15/2040	335	389,905
Myriad International Holdings BV (Netherlands)†(b)	5.50%	7/21/2025	350	374,937
SFR Group SA (France)†(b)	6.00%	5/15/2022	500	523,750
Time Warner Cable LLC	7.30%	7/1/2038	1,032	1,324,366
Time Warner Entertainment Co. LP	8.375%	7/15/2033	245	337,492
Univision Communications, Inc.†	5.125%	2/15/2025	24	23,850
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024	507	538,687
Total				8,154,261

Metal Fabricating 0.03%
Grinding Media, Inc./MC Grinding Media Canada, Inc.†	7.375%	12/15/2023	130	141,700

Metals & Minerals: Miscellaneous 1.13%
Aleris International, Inc.†	9.50%	4/1/2021	160	165,326
Barrick Gold Corp. (Canada)(b)	4.10%	5/1/2023	91	98,566
Barrick International Barbados Corp. (Barbados)†(b)	6.35%	10/15/2036	158	186,751
Corp. Nacional del Cobre de Chile (Chile)†(b)	4.50%	9/16/2025	1,200	1,284,121
Freeport-McMoRan, Inc.	3.875%	3/15/2023	490	458,150
Glencore Finance Canada Ltd. (Canada)†(b)	6.00%	11/15/2041	777	860,730
Hudbay Minerals, Inc. (Canada)†(b)	7.25%	1/15/2023	72	74,610
Hudbay Minerals, Inc. (Canada)†(b)	7.625%	1/15/2025	107	112,617
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(b)	6.625%	10/14/2022	440	494,135
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	644	664,930
Teck Resources Ltd. (Canada)(b)	4.75%	1/15/2022	948	985,920
Total				5,385,856

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Natural Gas 0.17%
Dominion Energy Gas Holdings LLC	4.60%		12/15/2044	$776	$815,157

Oil 1.50%
Afren plc (United Kingdom)†(b)(c)	6.625%		12/9/2020	244	1,268
Delek & Avner Tamar Bond Ltd. (Israel)†(b)	5.412%		12/30/2025	137	142,309
Eni SpA (Italy)†(b)	5.70%		10/1/2040	1,650	1,735,891
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%		11/29/2024	805	807,012
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%		2/6/2028	200	201,693
Kerr-McGee Corp.	7.875%		9/15/2031	528	680,499
MEG Energy Corp. (Canada)†(b)	7.00%		3/31/2024	450	352,125
Petrobras Global Finance BV (Netherlands)(b)	4.375%		5/20/2023	358	338,489
Petrobras Global Finance BV (Netherlands)(b)	7.25%		3/17/2044	376	371,112
Petroleos Mexicanos (Mexico)(b)	4.50%		1/23/2026	489	476,545
Precision Drilling Corp. (Canada)†(b)	7.75%		12/15/2023	196	194,040
Pertamina Persero PT (Indonesia)†(b)	5.625%		5/20/2043	200	207,416
Raizen Fuels Finance SA (Luxembourg)†(b)	5.30%		1/20/2027	200	203,250
Shell International Finance BV (Netherlands)(b)	6.375%		12/15/2038	161	214,890
Sinopec Group Overseas Development Ltd.†	4.375%		10/17/2023	364	388,215
Valero Energy Corp.	10.50%		3/15/2039	327	531,394
YPF SA (Argentina)†(b)	8.50%		7/28/2025	281	317,249
Total					7,163,397

Oil: Crude Producers 0.74%
Energy Transfer LP	7.50%		7/1/2038	959	1,167,683
GNL Quintero SA (Chile)†(b)	4.634%		7/31/2029	200	208,000
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021	370	399,327
Kinder Morgan, Inc.	7.75%		1/15/2032	1,313	1,655,017
Regency Energy Partners LP/Regency Energy Finance Corp.	5.00%		10/1/2022	23	24,692
Tennessee Gas Pipeline Co. LLC	8.375%		6/15/2032	67	83,555
Total					3,538,274

Oil: Integrated Domestic 0.37%
FTS International, Inc.†	8.746%	#	6/15/2020	586	587,465
Halliburton Co.	6.70%		9/15/2038	114	146,620
Halliburton Co.	7.45%		9/15/2039	227	309,875
Oceaneering International, Inc.	4.65%		11/15/2024	152	150,145
Transocean Proteus Ltd.†	6.25%		12/1/2024	362	370,999
Trinidad Drilling Ltd. (Canada)†(b)	6.625%		2/15/2025	204	194,310
Total					1,759,414

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts 1.08%
EPR Properties	4.75%	12/15/2026	$700	$720,695
EPR Properties	5.25%	7/15/2023	1,150	1,230,683
Equinix, Inc.	5.875%	1/15/2026	207	226,212
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	195	213,525
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(b)	3.875%	3/20/2027	875	897,914
Physicians Realty LP	4.30%	3/15/2027	193	195,990
VEREIT Operating Partnership LP	3.00%	2/6/2019	1,669	1,686,424
Total				5,171,443

Retail 0.66%
FirstCash, Inc.†	5.375%	6/1/2024	259	271,303
L Brands, Inc.	6.875%	11/1/2035	703	681,910
New Albertson’s, Inc.	7.45%	8/1/2029	273	266,175
PetSmart, Inc.†	5.875%	6/1/2025	475	460,156
PetSmart, Inc.†	7.125%	3/15/2023	367	327,548
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	451	461,147
PVH Corp.	7.75%	11/15/2023	561	667,590
Total				3,135,829

Steel 0.07%
Cliffs Natural Resources, Inc.†	5.75%	3/1/2025	134	126,965
Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039	188	202,570
Total				329,535

Technology 0.92%
Alibaba Group Holding Ltd. (China)(b)	3.60%	11/28/2024	965	995,532
Amazon.com, Inc.	4.80%	12/5/2034	1,388	1,604,341
Baidu, Inc. (China)(b)	3.50%	11/28/2022	665	683,728
Netflix, Inc.†	4.375%	11/15/2026	605	605,000
Tencent Holdings Ltd. (China)†(b)	3.375%	5/2/2019	510	521,972
Total				4,410,573

Telecommunications 1.05%
AT&T, Inc.	5.25%	3/1/2037	134	143,354
AT&T, Inc.	6.00%	8/15/2040	1,281	1,452,833
AT&T, Inc.	6.50%	9/1/2037	668	804,058
CommScope Technologies LLC†	5.00%	3/15/2027	278	278,000
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	200	205,376
MTN Mauritius Investment Ltd. (Mauritius)†(b)	4.755%	11/11/2024	200	193,250

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Telecommunications (continued)
Ooredoo International Finance Ltd.†	3.75%		6/22/2026		$300	$296,580
Sprint Corp.	7.125%		6/15/2024		745	830,675
Verizon Communications, Inc.†	4.812%		3/15/2039		250	253,856
Verizon Communications, Inc.	5.05%		3/15/2034		350	371,948
VimpelCom Holdings BV (Netherlands)†(b)	5.95%		2/13/2023		200	213,000
Total						5,042,930

Transportation: Miscellaneous 0.35%
Autoridad del Canal de Panama (Panama)†(b)	4.95%		7/29/2035		200	219,000
Empresa de Transporte de Pasajeros Metro SA (Chile)†(b)	5.00%		1/25/2047		275	296,758
Florida East Coast Holdings Corp.†	6.75%		5/1/2019		496	508,908
Rumo Luxembourg Sarl (Luxembourg)†(b)	7.375%		2/9/2024		458	471,557
XPO Logistics, Inc.†	6.125%		9/1/2023		192	200,640
Total						1,696,863

Utilities 0.16%
Aquarion Co.†	4.00%		8/15/2024		724	755,406
Total Corporate Bonds (cost $113,255,099)						117,050,398

FOREIGN GOVERNMENT OBLIGATIONS 2.62%

Argentina 0.51%
City of Buenos Aires(d)	23.206%	#	3/29/2024	ARS	1,800	105,898
Provincia de Buenos Aires†(b)	6.50%		2/15/2023		$226	231,311
Provincia de Mendoza†(b)	8.375%		5/19/2024		400	427,588
Provincia of Neuquen†(b)	7.50%		4/27/2025		200	205,500
Republic of Argentina(b)	6.875%		1/26/2027		682	706,893
Republic of Argentina(b)	8.28%		12/31/2033		688	766,190
Total						2,443,380

Bahamas 0.07%
Commonwealth of Bahamas†(b)	6.95%		11/20/2029		300	329,250

Bermuda 0.09%
Government of Bermuda†	3.717%		1/25/2027		430	433,797

Brazil 0.16%
Federal Republic of Brazil(b)	4.25%		1/7/2025		600	590,250
Federal Republic of Brazil(b)	5.00%		1/27/2045		200	176,000
Total						766,250

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Dominican Republic 0.06%
Dominican Republic†(b)	6.85%	1/27/2045	$250	$267,500

Egypt 0.05%
Arab Republic of Egypt†(b)	6.125%	1/31/2022	220	225,106

Ethiopia 0.04%
Republic of Ethiopia†(b)	6.625%	12/11/2024	200	198,755

Ghana 0.05%
Republic of Ghana†(b)	7.875%	8/7/2023	225	230,204

Hungary 0.10%
Republic of Hungary(b)	5.375%	3/25/2024	420	473,513

Indonesia 0.24%
Perusahaan Penerbit SBSN†(b)	4.00%	11/21/2018	200	206,000
Republic of Indonesia†(b)	4.35%	1/8/2027	645	673,425
Republic of Indonesia†(b)	5.875%	1/15/2024	250	285,921
Total				1,165,346

Latvia 0.06%
Republic of Latvia†(b)	5.25%	6/16/2021	258	286,632

Lithuania 0.14%
Republic of Lithuania†(b)	7.375%	2/11/2020	592	670,588

Mexico 0.41%
United Mexican States(b)	4.00%	10/2/2023	1,864	1,953,565

Panama 0.08%
Republic of Panama(b)	4.50%	5/15/2047	200	202,750
Republic of Panama(b)	6.70%	1/26/2036	142	183,535
Total				386,285

Qatar 0.15%
State of Qatar†(b)	3.25%	6/2/2026	725	705,801

Romania 0.01%
Republic of Romania†(b)	6.125%	1/22/2044	49	62,414

Sri Lanka 0.09%
Republic of Sri Lanka†(b)	6.25%	7/27/2021	200	212,329
Republic of Sri Lanka†(b)	6.85%	11/3/2025	200	211,241
Total				423,570

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Turkey 0.29%
Republic of Turkey(b)	3.25%		3/23/2023	$220	$206,782
Republic of Turkey(b)	5.625%		3/30/2021	616	654,331
Republic of Turkey(b)	5.75%		3/22/2024	510	540,404
Total					1,401,517

Uruguay 0.02%
Republic of Uruguay PIK(b)	7.875%		1/15/2033	61	83,265
Total Foreign Government Obligations (cost $12,432,162)					12,506,738

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.47%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.319%	#	2/25/2032	2,882	474,292
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	30	30,275
Government National Mortgage Assoc. 2015-47 AE	2.90%	#	11/16/2055	1,352	1,367,306
Government National Mortgage Assoc. 2015-48 AS	2.90%	#	2/16/2049	803	809,377
Government National Mortgage Assoc. 2015-73 AC	2.90%	#	2/16/2053	317	319,186
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2058	1,320	1,311,039
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	680	677,289
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	453	450,185
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	518	515,234
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	435	433,479
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	655	649,766
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $7,065,547)					7,037,428

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 24.43%
Federal Home Loan Mortgage Corp.	0.75%		4/9/2018	11,929	11,885,030
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046 - 3/1/2046	2,678	2,765,935
Federal Home Loan Mortgage Corp.	4.00%		12/1/2044	1,162	1,242,530
Federal Home Loan Mortgage Corp.	5.00%		9/1/2019 - 6/1/2026	175	180,255
Federal National Mortgage Assoc.(e)	3.00%		TBA	17,500	17,474,024
Federal National Mortgage Assoc.	3.144%	#	3/1/2042	996	1,044,848
Federal National Mortgage Assoc.(e)	3.50%		TBA	18,300	18,791,246
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 4/1/2046	16,285	16,806,371
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 11/1/2044	3,812	4,034,173
Federal National Mortgage Assoc.(e)	4.00%		TBA	16,000	16,817,500
Federal National Mortgage Assoc.(e)	4.50%		TBA	2,250	2,413,299
Federal National Mortgage Assoc.	5.50%		11/1/2034 - 9/1/2036	1,189	1,332,142

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	6.25%		5/15/2029	$7,188	$9,768,125
Federal National Mortgage Assoc.	6.625%		11/15/2030	5,758	8,251,024
Federal National Mortgage Assoc.	7.25%		5/15/2030	2,644	3,925,142
Total Government Sponsored Enterprises Pass-Throughs (cost $117,523,380)					116,731,644

MUNICIPAL BONDS 1.22%

Miscellaneous
California	7.35%		11/1/2039	1,205	1,771,651
California	7.55%		4/1/2039	555	847,885
District of Columbia	5.591%		12/1/2034	790	982,555
Illinois, IL	5.10%		6/1/2033	477	447,006
Illinois, IL	5.52%		4/1/2038	163	146,418
North Texas Tollway Auth	8.91%		2/1/2030	538	617,048
Pasadena Public Fing Auth	7.148%		3/1/2043	530	750,093
Pennsylvania	5.35%		5/1/2030	235	251,072
Total Municipal Bonds (cost $5,659,879)					5,813,728

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.60%
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	212	214,788
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	159	161,439
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250	936,237
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.404%	#	8/10/2047	737	41,056
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.589%	#	7/10/2050	178	179,717
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.589%	#	7/10/2050	410	381,616
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.589%	#	7/10/2050	574	447,077
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	1.72%	#	10/15/2034	1,073	1,078,916
CSAIL Commercial Mortgage Trust 2015-C2 C	4.351%	#	6/15/2057	700	673,242
DBWF Mortgage Trust 2015-LCM D†	3.535%	#	6/10/2034	257	226,154
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495%	#	12/15/2034	278	282,225
GS Mortgage Securities Trust 2014-GC26 D†	4.643%	#	11/10/2047	117	102,232
GS Mortgage Securities Trust 2015-GC32 C	4.559%	#	7/10/2048	195	194,159
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	668	677,073

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#	8/5/2034	$629	$601,089
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 AS	4.243%	#	4/15/2047	300	317,960
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	4.069%	#	1/15/2048	112	94,673
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.453%	#	7/15/2048	374	348,702
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.772%	#	8/15/2048	799	763,136
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	7	7,241
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	17	16,277
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	19	15,632
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.879%	#	7/15/2050	19,645	724,766
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	1,012	1,013,319
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#	1/5/2043	250	254,105
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	11	10,673
UBS-BAMLL Trust 2012-WRM E†	4.379%	#	6/10/2030	595	569,924
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	#	8/10/2049	200	210,993
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.80%	#	3/18/2028	44	43,334
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.431%	#	7/15/2046	364	332,766
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.272%	#	5/15/2048	1,489	1,158,224
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.044%	#	1/15/2059	434	354,950
Total Non-Agency Commercial Mortgage-Backed Securities (cost $12,193,203)					12,433,695

U.S. TREASURY OBLIGATIONS 35.86%
U.S. Treasury Bond	3.00%		5/15/2045	3,493	3,605,705
U.S. Treasury Bond	3.00%		2/15/2047	14,934	15,435,110
U.S. Treasury Inflation Indexed Bond(f)	0.625%		1/15/2026	4,705	4,736,420
U.S. Treasury Note	0.875%		10/15/2017	17,365	17,354,807
U.S. Treasury Note	1.25%		11/15/2018	23,956	23,928,403
U.S. Treasury Note	1.25%		3/31/2021	5,378	5,289,241
U.S. Treasury Note	1.375%		6/30/2018	12,769	12,781,718
U.S. Treasury Note	1.375%		5/31/2021	2,934	2,893,599

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Note	1.75%	3/31/2022	$12,941	$12,876,800
U.S. Treasury Note	1.75%	10/31/2020	5,724	5,748,482
U.S. Treasury Note	1.75%	6/30/2022	27,429	27,252,220
U.S. Treasury Note	1.875%	4/30/2022	9,436	9,434,707
U.S. Treasury Note	2.00%	12/31/2021	8,383	8,444,397
U.S. Treasury Note	2.125%	8/15/2021	16,842	17,079,506
U.S. Treasury Note	2.375%	5/15/2027	142	142,937
U.S. Treasury Note	2.625%	11/15/2020	4,247	4,383,618
Total U.S. Treasury Obligations (cost $171,311,011)				171,387,670
Total Long-Term Investments (cost $529,116,702)				$532,786,691

SHORT-TERM INVESTMENT 0.91%

REPURCHASE AGREEMENT
Repurchase Agreement dated 6/30/2017, 0.12% due 7/3/2017 with Fixed Income Clearing Corp. collateralized by $4,455,000 of U.S. Treasury Note at 1.375% due 8/31/2020; value: $4,447,302; proceeds: $4,358,346 (cost $4,358,303)			4,358	4,358,303
Total Investments in Securities 112.40% (cost $533,475,005)				537,144,994
Liabilities in Excess of Cash and Other Assets(g) (12.40%)				(59,275,050)
Net Assets 100.00%				$477,869,944

ARS	Argentine Peso
IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2017.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted (non-income producing security).
(d)	Investment in non-U.S. dollar denominated securities.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(g)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2017

Open Futures Contracts at June 30, 2017:

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Appreciation
U.S. 10-Year Treasury Note	September 2017	98	Short	$(12,302,063)	$36,572

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Depreciation
U.S. 2-Year Treasury Note	September 2017	190	Long	$41,060,781	$(62,697)
U.S. 5-Year Treasury Note	September 2017	195	Long	22,978,008	(48,083)
Totals				$64,038,789	$(110,780)

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$89,825,390	$–	$89,825,390
Corporate Bonds	–	117,050,398	–	117,050,398
Foreign Government Obligations	–	12,506,738	–	12,506,738
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	7,037,428	–	7,037,428
Government Sponsored Enterprises Pass-Throughs	–	116,731,644	–	116,731,644
Municipal Bonds	–	5,813,728	–	5,813,728
Non-Agency Commercial Mortgage-Backed Securities	–	12,433,695	–	12,433,695
U.S. Treasury Obligations	–	171,387,670	–	171,387,670
Repurchase Agreement	–	4,358,303	–	4,358,303
Total	$–	$537,144,994	$–	$537,144,994

Other Financial Instruments
Futures Contracts
Assets	$36,572	$–	$–	$36,572
Liabilities	(110,780)	–	–	(110,780)
Total	$(74,208)	$–	$–	$(74,208)

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.

See Notes to Financial Statements.	23

Statement of Assets and Liabilities (unaudited)

June 30, 2017

ASSETS:
Investments in securities, at fair value (cost $533,475,005)	$537,144,994
Cash	76,631
Deposits with brokers for futures collateral	138,800
Receivables:
Interest and dividends	2,950,886
Investment securities sold	2,548,412
Capital shares sold	492,070
From advisor (See Note 3)	96,479
Total assets	543,448,272
LIABILITIES:
Payables:
Investment securities purchased	62,216,002
Capital shares reacquired	2,805,566
Management fee	177,674
Directors’ fees	28,117
Variation margin for futures contracts	23,650
Fund administration	15,793
Accrued expenses	311,526
Total liabilities	65,578,328
NET ASSETS	$477,869,944
COMPOSITION OF NET ASSETS:
Paid-in capital	$475,750,436
Undistributed net investment income	4,927,032
Accumulated net realized loss on investments and futures contracts	(6,403,305)
Net unrealized appreciation on investments and futures contracts	3,595,781
Net Assets	$477,869,944
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	28,358,643
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$16.85

24	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2017

Investment income:
Interest and other (net of foreign withholding taxes of $665)	$6,424,227
Total investment income	6,424,227
Expenses:
Management fee	1,041,244
Non 12b-1 service fees	578,797
Shareholder servicing	249,288
Fund administration	92,555
Professional	29,659
Reports to shareholders	20,449
Custody	9,253
Directors’ fees	5,703
Other	16,000
Gross expenses	2,042,948
Expense reductions (See Note 9)	(1,847)
Fees waived and expenses reimbursed (See Note 3)	(560,219)
Net expenses	1,480,882
Net investment income	4,943,345
Net realized and unrealized gain (loss):
Net realized gain on investments	85,594
Net realized gain on futures contracts	78,192
Net change in unrealized appreciation/depreciation on investments	6,993,480
Net change in unrealized appreciation/depreciation on futures contracts	(84,397)
Net realized and unrealized gain	7,072,869
Net Increase in Net Assets Resulting From Operations	$12,016,214

See Notes to Financial Statements.	25

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2017	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2016
Operations:
Net investment income	$4,943,345	$9,082,563
Net realized gain on investments and futures contracts	163,786	303,334
Net change in unrealized appreciation/depreciation on investments and futures contracts	6,909,083	6,686,191
Net increase in net assets resulting from operations	12,016,214	16,072,088
Distributions to shareholders from:
Net investment income	–	(11,678,719)
Net realized gain	–	(1,693,962)
Total distributions to shareholders	–	(13,372,681)
Capital share transactions (See Note 14):
Proceeds from sales of shares	51,194,102	98,161,165
Reinvestment of distributions	–	13,372,681
Cost of shares reacquired	(32,455,725)	(57,272,642)
Net increase in net assets resulting from capital share transactions	18,738,377	54,261,204
Net increase in net assets	30,754,591	56,960,611
NET ASSETS:
Beginning of period	$447,115,353	$390,154,742
End of period	$477,869,944	$447,115,353
Undistributed (distributions in excess of) net investment income	$4,927,032	$(16,313)

26	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights

		Per Share Operating Performance:
					Distributions to
		Investment Operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
6/30/2017(c)	$16.42	$0.18	$0.25	$0.43	$–	$–	$–
12/31/2016	16.25	0.36	0.31	0.67	(0.44)	(0.06)	(0.50)
12/31/2015	16.85	0.36	(0.47)	(0.11)	(0.47)	(0.02)	(0.49)
12/31/2014	16.22	0.32	0.66	0.98	(0.32)	(0.03)	(0.35)
12/31/2013	16.73	0.29	(0.47)	(0.18)	(0.32)	(0.01)	(0.33)
12/31/2012	16.06	0.31	0.78	1.09	(0.30)	(0.12)	(0.42)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

28	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

		Total
		expenses
Net		after			Net
asset		waivers		Net	assets,	Portfolio
value,	Total	and/or reim-	Total	investment	end of	turnover
end of	return(b)	bursements	expenses	income	period	rate
period	(%)	(%)	(%)	(%)	(000)	(%)
$16.85	2.56 (d)	0.32 (d)	0.44 (d)	1.06 (d)	$477,870	170.21 (d)
16.42	4.26	0.64	0.89	2.16	447,115	443.36
16.25	(0.66)	0.64	0.89	2.11	390,155	431.81
16.85	6.08	0.64	0.90	1.87	317,732	466.40
16.22	(1.10)	0.64	0.95	1.74	147,670	625.23
16.73	6.82	0.64	1.16	1.85	50,239	588.93

See Notes to Financial Statements.	29

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios. This report covers Total Return Portfolio (the “Fund”).

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the

30

Notes to Financial Statements (unaudited)(continued)

Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2013 through December 31, 2016. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on futures contracts in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

31

Notes to Financial Statements (unaudited)(continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

32

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the six months ended June 30, 2017, the effective management fee, net of waivers, was at an annualized rate of .21% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended June 30, 2017 and continuing through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .64%. This agreement may be terminated only by the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

33

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2017 and fiscal year ended December 31, 2016 was as follows:

	Six Months Ended 6/30/2017 (unaudited)	Year Ended 12/31/2016
Distributions paid from:
Ordinary income	$–	$13,372,681
Total distributions paid	$–	$13,372,681

As of June 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$535,378,322
Gross unrealized gain	4,796,852
Gross unrealized loss	(3,030,180)
Net unrealized security gain	$1,766,672

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

U.S. Government Purchases	*	Non-U.S. Government Purchases	U.S. Government Sales	*	Non-U.S. Government Sales
$814,136,286		$96,711,982	$776,658,197		$87,821,342

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended June 30, 2017, the Fund engaged in cross-trades sales of $1,251,204, which resulted in net realized gains of $22,889.

34

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2017 (as described in note 2(g)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2017, the Fund had futures contracts with unrealized appreciation of $36,572 and depreciation of $(110,780) which is included in the Schedule of Investments. Only current day’s variation margin is reported within the Fund’s Statement of Assets and Liabilities. Net realized gain of $78,192 and net change in unrealized depreciation of $(84,397) are included on the Statement of Operations related to futures contracts under the captions Net realized gain on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 416.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$4,358,303	$–	$4,358,303
Total	$4,358,303	$–	$4,358,303

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$4,358,303	$–	$–	$(4,358,303)	$–
Total	$4,358,303	$–	$–	$(4,358,303)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2017.

35

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended June 30, 2017, the Fund did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions. During the six months ended June 30, 2017, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise.

36

Notes to Financial Statements (unaudited)(continued)

The Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high-yield bonds (also known as “junk” bonds) in which the Fund may invest are subject to greater price fluctuations, as well as additional risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of the Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

The Fund is also subject to risks from redemptions by large shareholders, cyber security and other risks in connection with the operations of the Fund’s service providers, and risks from market disruptions and geopolitical events.

These factors can affect the Fund’s performance.

37

Notes to Financial Statements (unaudited)(concluded)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
Shares sold	3,080,195	5,779,565
Reinvestment of distributions	–	819,226
Shares reacquired	(1,946,680)	(3,388,823)
Increase	1,133,515	3,209,968

15.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes, are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is for periods ending after August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Funds, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Funds’ net assets or results of operations.

38

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household. ” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett. com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

39

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Total Return Portfolio	SFTR-PORT-3 (08/17)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 15, 2017

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 15, 2017

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 15, 2017